     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 4, 1999.
                                                               FILE NO. 33-52784
                                                               FILE NO. 811-7244

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                     [_]
                        POST-EFFECTIVE AMENDMENT NO. 18                [X]
                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                 [_]
                               AMENDMENT NO. 19                        [X]

                                ABN AMRO FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 535-0518

                          COLEEN DOWNS DINNEEN, ESQ.
                   FIRST DATA INVESTOR SERVICES GROUP, INC.
                              101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  Copies to:

RICHARD W. GRANT, ESQUIRE                       JOHN H. GRADY, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                     MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                              1701 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103                PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective (check appropriate box)

   X    immediately upon filing pursuant to paragraph (b)
______
______  on [date] pursuant to paragraph (b)
______  60 days after filing pursuant to paragraph (a)
______  on [date] pursuant to paragraph (a); or
______  75 days after filing pursuant to paragraph (a) of Rule 485

Prospectus--Common Shares

May 3, 1999
---------------------------------------------------------

Stock Funds                          Bond Funds


 .Value Fund(US)                      .Fixed Income Fund(US)
 .Growth Fund(US)                     .Intermediate Government Fixed Income
 .Small Cap Growth Fund(US)           Fund(US)
 .Small Cap Value Fund(US)            .Tax-Exempt Fixed Income Fund(US)
                                     .Limited Volatility Fixed Income Fund(US)
 .Real Estate Fund(US)

                                     Money Market Funds
Balanced Fund

                                     .Treasury Money Market Fund(US)
 .Balanced Fund(US)                   .Government Money Market Fund(US)
                                     .Money Market Fund(US)

International Funds                  .Tax-Exempt Money Market Fund(US)

 .International Equity Fund(US)
 .TransEurope Fund(US)
 .Asian Tigers Fund(US)
 .Latin America Equity Fund(US)
 .International Fixed Income Fund(US)

--------------------------------------------------------------------------------

This Prospectus gives you important information about ABN AMRO Funds that can help you decide if a Fund's investment goals match your own. Please read it carefully before you invest, and keep it on hand for future reference.

Common Shares are offered to individuals and institutional investors directly and through wrap programs, retirement plans, discount brokerage programs, and various brokerage firms.

The Securities and Exchange Commission (SEC) has not approved or disapproved of these shares or determined whether this Prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

For more information, please call 1-800-443-4725 or visit the Funds' website at www.abnamrofunds-usa.com.

                                       .

Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information.

If you would like more detailed
information about each Fund,
please see:

Value Fund(US)                      5
Growth Fund(US)                     7
Small Cap Growth Fund(US)           9
Small Cap Value Fund(US)           11
Real Estate Fund(US)               13
Balanced Fund(US)                  15
International Equity Fund(US)      19
TransEurope Fund(US)               21
Asian Tigers Fund(US)              23
Latin America Equity Fund(US)      26
International Fixed Income
 Fund(US)                          29
Fixed Income Fund(US)              32
Intermediate Government Fixed
 Income
 Fund(US)                          35
Tax-Exempt Fixed Income Fund(US)   37
Limited Volatility Fixed Income
 Fund(US)                          39
Treasury Money Market Fund(US)     42
Government Money Market Fund(US)   44
Money Market Fund(US)              46
Tax-Exempt Money Market Fund(US)   48

If you would like more information about the following topics, please see:

The Risks of Investing in Mutual Funds                                               3
The Stock Funds                                                                      4
The International Funds                                                             18
The Bond Funds                                                                      31
The Money Market Funds                                                              41
More information about risk                                                         50
Guidance on opening and maintaining an account in any Fund                          54
Information about receiving dividends and distributions from the Funds              58
A general guide to important tax issues and considerations                          59
Information about the investment advisor                                            60
Detailed information about historical Fund performance                              65
Additional information                                                  See Back Cover

ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by First Data Distributors, Inc., which is not a bank affiliate.

 .......................

 What are Fund Goals
 and Strategies?

 Each Fund's goal is
 a statement of what
 it seeks to
 achieve. It is im-
 portant to make
 sure that the ob-
 jective matches
 your own financial
 needs and circum-
 stances. The Prin-
 cipal Investment
 Strategies section
 describes how each
 Fund attempts to
 meet its objective.

 .......................
                                       .
 ................................................................................
 ................................................................................

The Risks of Investing in Mutual Funds ____________________________________

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching its goal. We cannot guarantee that a Fund will achieve its goal, and a Fund's goal may be changed without shareholder approval. Each Fund invests in different types of securities. As a result, each Fund has its own risks.

The Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. The Advisor's judgements about the securities markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance. In addition, the Advisor may need to change the Fund's investment strategy in response to changing market or economic conditions.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.
Fund share prices (except the Money Market Funds) will change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

As used in any sentence in this Prospectus, the term "primarily invests" means that a Fund, under normal conditions, invests at least 65% of its assets in the securities described in that sentence.

                                       .
THE STOCK FUNDS ________________________________________________________________

The Stock Funds invest in common stocks and other equity securities. These include public and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Stock Fund's equity securities may fluctuate drastically from day-to-day. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments, or even year 2000 issues. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

The Stock Funds have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the Stock Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, the Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

Each Stock Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
VALUE FUND(US)

_______________________________________________________________________________

Investment Goal     High level of total return through capital appreciation
                    and current income

Principal
Investment          The Value Fund invests in common stocks and other equity
Strategies          securities of U.S. companies with market capitalizations
                    greater than $1 billion. Further, the Fund primarily invests in securities that are undervalued relative to those of the average large U.S. company based on one or more of the following criteria:

                       . lower than average price to earnings ratios;

                       . lower than average price to book value ratios;

                       . lower than average price to sales ratios;

                       . lower than average price to cash flow ratios; or

                       . higher than average dividend yield.

                    Generally, stocks may be undervalued because:

                       . they are out of favor with investors;

                       . they may have disappointed investors in some way; or

                       . investors think that the prospects for the industry
                          or economic sector are uninteresting.
                    By investing in undervalued securities with quality earnings and combining this with improving momentum factors (such as price movements), the Fund tries to provide better return, over the long-term, than other value-style managers.

Principal Risk of   The Fund's large-cap, value-style securities are cyclical.
Investing in this   So, in addition to the general risks of investing in any
Fund                Stock Fund, this Fund's large-cap, value-style securities
                    may under perform mid-cap, small-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

                                       .

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995     1996     1997     1998
----    -----    -----    -----    ----
0.00%   32.02%   20.43%   30.49%   5.47%

                                   Best Quarter
                                   -------------
                                      15.69%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -18.05%
                                      9/30/98

                        [Performance Graph Appears Here]

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year  3 Years 5 Years Since Inception
               ------  ------- ------- ---------------
Value Fund      5.47%   18.34%  16.96%     15.20%*
S&P 500 Index  28.74%   28.27%  24.08%     21.60%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .23%
-------------------------------------------
Total Annual Fund Operating Expenses  1.03%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $105                   $328                                  $569                                  $1,259

                                       .
GROWTH FUND(US)

_______________________________________________________________________________

Investment Goal     High level of total return primarily through capital
                    appreciation

Principal
Investment          The Growth Fund invests in common stocks and other equity
Strategies          securities of U.S. companies. Further, the Fund primarily
                    invests in companies that, in the Advisor's opinion, have strong prospects for capital appreciation through earnings growth. The Advisor chooses investments by focusing on companies with above average earnings growth rates. The
                    Advisor seeks a fundamental understanding of each company, using a combination of valuation and momentum factors, which may include:
                       . valuation
                       . price appreciation

                       . positive earnings changes

                       . earnings surprises
                       . accelerated earnings
                       . price strength over time

                    In addition, the Advisor focuses on companies that have a competitive advantage in their industry or market niche. The Advisor uses a bottom-up approach (emphasis on individual industries and companies) to select investments and diversifies the Fund's assets broadly across industry sectors. In selecting investments, the Advisor combines quantitative screens that focus on earnings consistency and momentum with fundamental understandings of the companies that focus on the dynamics of the company.

Principal Risk of   In addition to the general risks of investing in any Stock
Investing in this   Fund, this Fund's growth-style securities may under
Fund                perform value-style securities or the equity markets as a
                    whole when they are out-of-favor or when they do not achieve anticipated growth levels.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-2.05%   31.60%   21.88%   23.98%   30.23%

                                   Best Quarter
                                   -------------
                                      26.49%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -13.97%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year  3 Years 5 Years Since Inception
               ------  ------- ------- ---------------
Growth Fund    30.23%   25.25%  20.43%     17.74%*
S&P 500 Index  28.74%   28.27%  24.08%     21.60%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .22%
-------------------------------------------
Total Annual Fund Operating Expenses  1.02%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$104                    $325                                  $563                                  $1,248

                                       .
SMALL CAP GROWTH FUND(US) (formerly, the Small Cap Fund)

_______________________________________________________________________________

Investment Goal     High level of total return primarily through capital
                    appreciation

Principal
Investment          The Small Cap Growth Fund primarily invests in common
Strategies          stocks and other equity securities of domestic companies
                    that have smaller capitalization levels (market capitalizations of less than $1.5 billion) and that the Advisor believes have strong prospects for capital appreciation through earnings growth. In selecting investments for the Fund, the Advisor reviews a company's sales and earnings growth rates, and evaluates the strength of its balance sheet. The Advisor seeks investments that have above average sales growth, earnings growth or return on equity relative to their industry peers. Although the Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Advisor diversifies broadly across industry sectors. The Fund also focuses on companies that the Advisor believes have a competitive advantage in their industry or market niche.

Principal Risks
of Investing in     In addition to the general risks of investing in any Stock
this Fund           Fund, this Fund is subject to the risks of investing in
                    small-cap companies. Investments in small-cap companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                    The Fund is subject to the risk that its small-cap growth-style securities may under perform mid-cap, large-cap or value-style securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-6.27%   32.13%   19.42%   15.89%   -6.52%

                                   Best Quarter
                                   -------------
                                      19.13%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -23.88%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 2000 Growth Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with above-average growth orientation.

                           1 Year  3 Years 5 Years Since Inception
                           ------  ------- ------- ---------------
Small Cap Growth Fund      -6.52%   8.96%    9.89%      8.69%*
Russell 2000 Growth Index   1.23%   8.35%   10.22%     10.73%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .40%
-------------------------------------------
Total Annual Fund Operating Expenses  1.20%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $122                   $381                                  $660                                  $1,455

                                       .
SMALL CAP VALUE FUND(US)

_______________________________________________________________________________

Investment Goal     High level of total return primarily through capital
                    appreciation

Principal
Investment          The Small Cap Value Fund primarily invests in undervalued
Strategies          common stocks and other equity securities of domestic
                    companies with smaller capitalization levels (market capitalizations of less than $1.5 billion). In selecting investments for the Fund, the Advisor focuses on undervalued investments based on such measures as price/earnings, price/cash flow, price/book and price/sales ratios. The Advisor typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, such as price/earnings and price/cash flow ratios. In further evaluating the attractiveness of an investment, the Advisor considers business conditions in the company's industry and its competitive position in that industry.
                    The Advisor conducts fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements and meeting with top-level company executives. While broadly diversifying the Fund's assets across many industry sectors, the Advisor seeks companies with solid profit prospects and returns on capital.


Principal Risks     In addition to the general risks of investing in any Stock
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           small-cap companies. Investments in small-cap companies
                    involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                    The Fund's small-cap value-style securities may under perform mid-cap, large-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses/1/                     1.14%
-------------------------------------------
Total Annual Fund Operating Expenses  1.94%
-------------------------------------------
Fee Waiver/2/                         -.55%
-------------------------------------------
Net Expenses                          1.39%
-------------------------------------------

/1/Since the Fund has not completed a full fiscal year, Other Expenses are based on estimated amounts for the current fiscal year.

/2/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to
 .07% of the Fund's net assets.

                                       .

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

             1 Year                                                    3 Years
             ------                                                    -------
             $142                                                       $556

Prior Performance of a Managed Account _________________________________________

The performance information on the following page relates to an account managed by Mr. Edwin Bruere, who currently serves as lead portfolio manager of the Fund. The account has an investment objective, policies, and restrictions substantially similar to that of the Fund. Mr. Bruere has also managed other accounts with similar investment objectives, policies and restrictions as that of the Fund; however, the performance information below reflects the account with the longest performance history.

This account was not subject to certain investment limitations, requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these had been imposed, the account's performance would have been adversely affected. Furthermore, the account belongs to an affiliate of the Advisor and was funded with the affiliate's own money. As a proprietary account, it did not incur any expenses, such as the advisory, administrative, and other fees to which the Fund is subject. If the account had incurred these expenses, its performance would have been lower.

You should not rely on the following performance information as an indication of future performance of the Fund. The performance reflected below does not represent the historical performance of the Fund. The performance information relates to a period of time before the effective date of the Fund's registration with the SEC as an open-end investment company.

The performance information below represents equity-only returns and assumes reinvestment of net income and capital gain distributions. The Fund normally holds a portion of its assets in cash to meet redemptions and make purchases. Unlike the Fund, the account did not hold any cash during the period shown. If it had, the account's performance would have been lower. Since the period shown occurred during a rising market, the absence of cash in the account results in even higher returns. The performance information is calculated using the same methods for valuation of portfolio securities used by the Fund.

                                                     Russell 2000
         Period Ended                                 Small Cap
         May 31, 1998                        Account Value index*
         ---------------------------------   ------- ------------
       Since Inception (January 1, 1997)     44.06%     25.79%
       12 Month (May 31, 1997-May 31, 1998)  48.10%     26.66%
       Year Ended 12/31/97                   52.67%     31.78%

* The Russell 2000 Small Cap Value Index shows total return assuming the reinvestment of dividends but does not reflect the deduction of fees, expenses and taxes. Source: Frank Russell Company. The Russell 2000 Small Cap Value Index is comprised of securities in the Russell 2000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-earnings ratios.

                                       .
REAL ESTATE FUND(US)

________________________________________________________________________________

Investment Goal      High level of total return, a combination of growth and
                     income

Principal
Investment           The Real Estate Fund primarily invests in real estate
Strategies           investment trusts, and common stocks and other equity
                     securities of U.S. and foreign companies principally engaged in the real estate industry. The Fund does not invest in real estate directly.

                     In selecting investments for the Fund, the Advisor analyzes long-term trends in property types and geographic regions. The Advisor attempts to identify long term patterns in the real estate industry through a combination top-down (emphasis on markets and sectors) and bottom-up (emphasis on individual industries and companies) approach. In the top-down approach, the Advisor analyzes demographic and economic trends, and reviews the real estate cycle to determine which geographic regions and property types will receive focus. In the bottom-up approach, the Advisor researches individual companies. The Advisor focuses on companies whose management has a stake in the company's performance and that have strong balance sheets and/or consistent earnings, and monitors both internal growth prospects for each company and growth from acquisitions or development.

Principal Risks
of Investing in      In addition to the general risks of investing in any
this Fund            Stock Fund, this Fund is subject to the risk of
                     concentrating its investments in the real estate industry, which includes the risk that the real estate industry will under perform other industries, as well as the risk that issuers in the real estate industry will be impacted by market conditions, legislative or regulatory changes, or competition. In addition, there are risks associated with the direct ownership of real estate, including the cyclical nature of real estate values, overbuilding and increased competition, increases in property taxes and operating expenses, and increases in interest rates.

                     The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                     Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investment in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                       .
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

 1998
------
-12.35%


                                   Best Quarter
                                   ------------
                                      -0.09%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -8.28%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 2000 Index and Morgan Stanley REIT Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 93 REITs that exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

                           Since Inception
                           ---------------
Real Estate Fund              -12.35%*
Russell 2000 Index             -2.55%*
Morgan Stanley REIT Index     -16.90%*

* Fund inception and index inceptions computed from (12/31/97).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                        1.42%
-------------------------------------------
Total Annual Fund Operating Expenses  2.42%
-------------------------------------------
Fee Waivers/1/                        -.89%
-------------------------------------------
Net Expenses                          1.53%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .70% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$156                    $669                                 $1,210                                 $2,689

                                       .
BALANCED FUND(US)

_______________________________________________________________________________

Investment Goal     Favorable total rate of return through current income and
                    capital appreciation consistent with preservation of capital

Principal
Investment          The Balanced Fund invests in domestic and foreign stocks,
Strategies          bonds and cash. The Advisor allocates the Fund's assets
                    broadly among common and preferred stocks, convertible securities, corporate bonds, U.S. government obligations and mortgage-backed securities. Although the Advisor focuses the Fund's fixed income securities on securities rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called
                    "investment grade"), the Fund may invest in lower rated securities (commonly called "high yield" or "junk" bonds).
                    In allocating the Fund's assets, the Advisor uses a multi-tiered diversification strategy. The Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities (i.e., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy). Then, the Advisor allocates assets invested in stocks between U.S.
                    and foreign stocks, further allocating assets invested in U.S. stocks among large and small cap stocks. The Advisor also allocates assets invested in large-cap stocks between growth and value styles. The Advisor believes that this multi-tiered approach allows the Fund to provide investors with added value while reducing the effects of market swings as investment strategies and styles go in and out of favor.

                    There are no restrictions on the average maturity of the Fund's fixed income securities or the maturity of any single fixed income investment. Although the Advisor focuses on bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

Principal Risks     The Fund is subject to the risk that its allocation of
of Investing in     assets between stocks and fixed income securities may
this Fund           under perform other allocations.

                    Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

                                       .

                     The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. High yield bonds involve greater risk of default, or price declines than investment-grade securities. The market prices of these securities can change significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                     The Fund may invest in mortgage-backed securities (and collateralized mortgage obligations, a type of mortgage-backed security). Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                     The Fund is subject to additional risks, which are discussed in the Statement of Additional Information.

                                       .

Performance Information __________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   -----   -----   ----
-2.11%  21.85%  13.16%  22.10%  9.97%


                                   Best Quarter
                                   -------------
                                      12.94%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -11.86%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000 Index is a widely recognized index of the 3000 largest U.S. companies based on market capitalization. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                   1 Year  3 Years 5 Years Since Inception
                                   ------  ------- ------- ---------------
Balanced Fund                       9.97%   14.96%  12.63%      11.81%*
70% Russell 3000 Index/30% Lehman
Brothers Aggregate Bond Index      19.50%   20.28%  17.76%      16.50%*

* Fund inception (1/4/93). Index inceptions computed from (12/31/92).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .70%
Other Expenses                         .30%
-------------------------------------------
Total Annual Fund Operating Expenses  1.00%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$102                    $318                                  $552                                  $1,225

                                       .
THE INTERNATIONAL FUNDS ________________________________________________________

Because the International Funds invest in foreign markets, either directly or indirectly, each of these Funds is subject to the market and economic risks in these foreign markets, including year 2000 issues. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Investing in foreign countries poses distinct risks, since events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. Diplomatic, political, or economic developments, including nationalization or appropriation, also could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar and in exchange control regulations may affect (positively or negatively) the value of a Fund's investments and the dividends from those securities. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. Investments in foreign securities denominated in foreign currencies involve additional risks. For example, a Fund may incur substantial costs in connection with conversions between various currencies. The Funds typically do not engage in hedging transactions, and the Advisor may choose not to hedge under certain market or economic conditions. Further, a Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position, particularly with respect to Latin American and Asian markets.

The International Funds, except the Asian Tigers, Latin America Equity and International Fixed Income Funds, have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the International Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, these Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

Each International Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
INTERNATIONAL EQUITY FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return through capital appreciation
                    and current income


Principal
Investment          The International Equity Fund primarily invests in common
Strategies          stocks and other equity securities of foreign companies.
                    The Fund focuses on developed countries in Europe, Australia and the Far East. The Advisor diversifies the
                    Fund's investments across three or more foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting investments for the Fund, the Advisor uses a bottom-up approach to identify attractive industries and companies in various countries. The Advisor adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the Advisor may not necessarily spread the Fund's investments among more than three foreign countries, the Advisor intends to diversify the Fund's investments among various countries in an effort to reduce risks.


Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    On January 1, 1999, various European countries implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the ongoing conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The ongoing conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995     1996     1997    1998
----    -----    -----    ----    -----
3.32%   14.03%   10.09%   4.56%   25.43%

                                   Best Quarter
                                   -------------
                                      22.35%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -13.75%
                                      9/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index). An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.

                           1 Year  3 Years 5 Years Since Inception
                           ------  ------- ------- ---------------
International Equity Fund  25.43%   13.02%  11.21%      13.61%*
MSCI EAFE Index            20.00%    9.00%   9.19%      12.78%*

* Fund inception (1/4/93). Index inception computed from (12/31/92)

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .31%
-------------------------------------------
Total Annual Fund Operating Expenses  1.31%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $133                   $415                                  $718                                  $1,579

                                       .
TRANSEUROPE FUND(US) (not currently available for purchase)

_______________________________________________________________________________

Investment Goal     High level of total return through capital appreciation
                    and current income


Principal
Investment          The TransEurope Fund primarily invests in common stocks
Strategies          and other equity securities of companies headquartered or
                    based in European countries. The Fund's investments are diversified among issuers located in various European countries, such as Belgium, Denmark, France, Germany,
                    Italy and Finland. The Fund focuses on developed countries, but may invest in countries with emerging markets, such as Hungary, Poland and Slovakia.

Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Europe, the Fund is subject to the risk that securities of companies headquartered or based in Europe will under perform the equity markets as a whole, as well as the risk that issuers in Europe will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic, or other developments in Europe. Government regulation and restriction in many European countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments, affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                    On January 1, 1999, various European countries implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the ongoing conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

                                       .

                     The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses*                        .54%
-------------------------------------------
Total Annual Fund Operating Expenses  1.54%
-------------------------------------------

* Since the Fund has not started operations, Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year                                                  3 Years
               ------                                                  -------
                $157                                                    $486

                                       .
ASIAN TIGERS FUND (US)

_______________________________________________________________________________


Investment Goal     Capital Appreciation


Principal
Investment          The Asian Tigers Fund primarily invests in common stocks
Strategies          and other equity securities of companies headquartered or
                    based in Asian countries (other than Japan). The Advisor diversifies the Fund's investments among various Asian countries, such as Hong Kong, Singapore, South Korea,
                    Thailand, Taiwan and Indonesia, some of which have emerging markets. The Fund does not intend to invest in Japan. The Advisor allocates the Fund's investments according to the relative attractiveness of the countries and within those, the relative attractiveness of the stocks. At the same time the Fund is managed in an effort to reduce risk. In selecting investments for the Fund, the Advisor evaluates each company using a combined top-down
                    (emphasis on market and sectors) and bottom-up (emphasis on individual industries and companies) approach. The
                    Advisor tries to identify large capitalization, liquid companies with growth potential.


Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Asia, the Fund is subject to the risk that securities of companies headquartered or based in Asia will under perform the equity markets as a whole, as well as the risk that issuers in Asia will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Asia. Government regulation and restrictions in many Asian countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                     The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing (e.g., South Korea, Thailand). With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                       .


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1995     1996      1997      1998
-----    -----    ------    ------
11.61%   14.55%   -36.98%   -11.37%

                                   Best Quarter
                                   -------------
                                      26.85%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -28.21%
                                      6/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International
(MSCI) All Asia Free ex-Japan Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI All Asia Free ex-Japan Index is a widely recognized index that tracks seven Pacific Basin countries, excluding Japan, and represents only those securities that are available for investment by international investors.

                                   1 Year  3 Years Since Inception
                                   ------- ------- ---------------
Asian Tigers Fund                  -11.37% -13.37%      -7.19%*
MSCI All Asia Free ex-Japan Index   -7.79% -15.39%     -12.15%*

* Fund inception (1/3/94). Index inception computed from (12/31/93).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .59%
-------------------------------------------
Total Annual Fund Operating Expenses  1.59%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $162                   $502                                  $866                                  $1,889

                                       .
LATIN AMERICA EQUITY FUND (US)

________________________________________________________________________________

Investment Goal      Long-term capital appreciation

Principal
Investment           The Latin America Equity Fund primarily invests in common
Strategies           stocks and other equity securities of companies
                     headquartered or based in Latin American countries. The
                     Advisor diversifies the Fund's investments among various
                     Latin American countries, such as Argentina, Brazil,
                     Chile, Colombia, Mexico, Peru and Venezuela. In selecting investments for the Fund, the Advisor seeks to benefit from economic and other developments in Latin America.
                     The Advisor tries to identify companies with long-term growth prospects whose securities are trading at reasonable prices. The Advisor considers a company's competitive advantages and its ability to sustain earnings growth in comparison to its peers. The Advisor selects the Fund's investments using a combination of top-down (emphasis on market and sectors) and bottom-up
                     (emphasis on individual industries and companies) approaches, with an emphasis on the latter. In an effort to reduce risk, the Advisor diversifies the Fund's investments among economic sectors.

Principal Risks      In addition to the general risks of investing in any
of Investing in      International Fund, this Fund is subject to the risks
this Fund            associated with equity investing. Investments in equity
                     securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                     Since the Fund's investments are focused on securities of issuers located in Latin America, the Fund is subject to the risk that Latin American securities will under perform the equity markets as a whole, as well as the risk that issuers in Latin America will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Latin America. Government regulation and restrictions in many Latin American countries may limit the amount and extent of the Fund's investments in those countries. Regional economies are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                    The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing (e.g., Peru, Venezuela). With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1997      1998
-----    ------
35.00%   -36.33%

                                   Best Quarter
                                   -------------
                                      22.73%
                                      6/30/97
                                   Worst Quarter
                                   -------------
                                      -32.83%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International
(MSCI) Emerging Markets Latin America Free Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Latin America Free Index is a widely recognized index of stocks from Latin American countries.

                                                1 Year  Since Inception
                                                ------- ---------------
Latin America Equity Fund                       -36.33%     -4.82%*
MSCI Emerging Markets Latin America Free Index  -35.11%     -4.63%*

* Fund inception (7/1/96). Index inception computed from (6/30/96).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .91%
-------------------------------------------
Total Annual Fund Operating Expenses  1.91%

-----------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $194                   $600                                 $1,032                                 $2,233

                                       .
INTERNATIONAL FIXED INCOME FUND (US)

_______________________________________________________________________________

Investment Goal     High level of total return, relative to funds with like
                    investment goals, measured in U.S. dollar terms, from income and capital appreciation

Principal
Investment          The International Fixed Income Fund primarily invests in
Strategies          debt securities of foreign companies and debt securities
                    issued by foreign governments (commonly called sovereign debt). In selecting investments for the Fund, the Advisor manages currency, interest rates, yield curve and credit exposure in an effort to maximize returns. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

Principal Risks
of Investing in     In addition to the general risks of investing in any
this Fund           International Fund, this Fund is subject to the risks of
                    investing in corporate debt and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa.
                    Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest are more speculative.

                    Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                    Although the International Funds typically do not engage in hedging activities, this Fund may do so occasionally.

                                       .

Performance Information _______________________________________________________
The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   ----    -----   ----
-1.47%  20.99%  2.82%   -6.88%  15.15%

                                   Best Quarter
                                   -------------
                                      12.05%
                                      3/31/95

                                   Worst Quarter
                                   -------------
                                      -5.96%
                                      3/31/97

[Bar Chart appears here]

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the J.P. Morgan Global Non-U.S. Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan Global Non-U.S. Government Bond Index is a widely recognized index of bonds issued by governments other than the U.S.

                                        1 Year 3 Years 5 Years Since Inception
                                        ------ ------- ------- ---------------
International Fixed Income Fund         15.15%  3.68%   5.85%       7.42%*
J.P. Morgan Global Non-U.S. Government
Bond Index                              18.28%  6.21%   8.77%       9.61%*

* Fund inception (2/7/93). Index inception computed from (1/31/93).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .76%
-------------------------------------------
Total Annual Fund Operating Expenses  1.56%
-------------------------------------------
Fee Waiver/1/                         -.05%
-------------------------------------------
Net Expenses                          1.51%
-------------------------------------------

/1/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to
 .10% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $154                   $488                                  $845                                  $1,852

                                       .
THE BOND FUNDS ________________________________________________________________

The Bond Funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness and even year 2000 readiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Lower rated securities are also volatile, since the prospects for repayment of principal and interest are more speculative.

Each Bond Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
FIXED INCOME FUND (US)

________________________________________________________________________________

Investment Goal      High level of total return, relative to funds with like
                     investment goals, from income, and to a lesser degree, capital appreciation

Principal
Investment           The Fixed Income Fund primarily invests in debt
Strategies           securities, such as corporate bonds and U.S. Treasury and
                     government agency obligations, mortgage-backed securities and asset-backed securities. In selecting investments for the Fund, the Advisor seeks securities that show improving fundamentals not yet reflected in their price.
                     The Advisor broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S.
                     government securities, in an effort to reduce risk. The
                     Advisor actively manages four key components of portfolio risk:

                        . Duration (the sensitivity of a bond's price to
                           changes in interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                        . Yield curve (the range of yields offered from short
                           term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.
                        . Sector allocation (the percentage of assets in
                           corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.
                        . Security selection is based on a fundamental
                           understanding of each holding including credit analysis, market value and price volatility.

                     There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade securities with intermediate to long maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. In addition, the Fund may invest in fixed income securities rated below investment grade (commonly called "high yield" or "junk" bonds).

Principal Risks
of Investing in      In addition to the general risks of investing in any Bond
this Fund            Fund, this Fund is subject to the risks of investing in
                     U.S. government and mortgage-backed securities. Although investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
                     government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. High yield bonds involve greater risk of default or price declines than investment-grade securities. The market prices of these securities can change significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                                       .

                    Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

                                       .

Performance Information __________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   ----    ----    ----
-3.82%  17.75%  3.42%   9.22%   7.13%

                                   Best Quarter
                                   -------------
                                       5.93%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                      -2.89%
                                      3/31/94


[Bar Chart appears here]

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Fixed Income Fund                     7.13%   6.56%   6.50%      7.06%*
Lehman Brothers Aggregate Bond Index  8.69%   7.29%   7.27%      7.68%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses                         .23%
-------------------------------------------
Total Annual Fund Operating Expenses   .83%
-------------------------------------------
Fee Waivers/1/                        -.15%
-------------------------------------------
Net Expenses                           .68%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $69                    $250                                  $446                                  $1,011

                                       .
INTERMEDIATE GOVERNMENT FIXED INCOME FUND (US)

_______________________________________________________________________________

Investment Goal     High level of total return, relative to funds with like
                    investment goals, consistent with preservation of capital, from income and, to a lesser degree, capital appreciation

Principal
Investment          The Fund invests substantially all of its assets in U.S.
Strategies          government obligations, including U.S. Treasury
                    obligations, U.S. government agency securities and mortgage-backed securities issued by such agencies. The
                    Advisor anticipates that, under normal circumstances, the Fund's dollar-weighted average maturity will range from three to ten years.

                    In selecting investments for the Fund, the Advisor actively manages four key components of portfolio risk:

                       . Duration (the sensitivity of a bond to changes in
                          interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       . Yield curve (the range of yields offered from short
                          term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       . Sector allocation (the percentage of assets in
                          Treasuries, mortgage-backed securities, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       . Security selection is based on a fundamental
                          understanding of each holding including market value and price volatility.

Principal Risks
of Investing in     In addition to the general risks of investing in any Bond
this Fund           Fund, this Fund is subject to the risks of investing in
                    U.S. government and mortgage-backed securities issued by such agencies. Although investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others have an implied backing, plus the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                    Mortgage backed securities (including collateralized mortgage obligations, a type of mortgage-backed security) are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk. The Advisor actively manages this risk.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher brokerage transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   ----    ----    ----
-2.78%  13.86%  3.51%   7.83%   8.16%


                                   Best Quarter
                                   -------------
                                       4.87%
                                      9/30/98

                                   Worst Quarter
                                   -------------
                                      -2.42%
                                      3/31/94

                                    [GRAPH]

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Intermediate Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                         1 Year 3 Years 5 Years Since Inception
                                         ------ ------- ------- ---------------
Intermediate Government Fixed Income
Fund                                     8.16%   6.51%   5.99%      6.00%*
Lehman Brothers Intermediate Government
Bond Index                               8.49%   6.73%   6.45%      6.74%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses                         .39%
-------------------------------------------
Total Annual Fund Operating Expenses   .99%
-------------------------------------------
Fee Waivers/1/                        -.15%
-------------------------------------------
Net Expenses                           .84%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $86                    $300                                  $532                                  $1,199

                                       .
TAX-EXEMPT FIXED INCOME FUND (US)
-------------------------------------------------------------------------------

Investment Goal     High level of total return, relative to funds with like
                    investment goals, from income, consistent with preservation of capital

Principal
Investment          The Tax-Exempt Fixed Income Fund primarily invests in debt
Strategies          securities and invests at least 80% of its net assets in
                    securities that pay income exempt from Federal income and alternative minimum taxes. The issuers of these securities may be located in any U.S. state, territory or possession.
                    The Advisor varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. In selecting investments for the Fund, the Advisor focuses on securities of municipal issuers with improving credit, while limiting risk as much as possible.

                    There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor focuses on investment grade securities with intermediate to longer-term securities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                    The Advisor actively manages four key components of portfolio risk:

                       . Duration (the sensitivity of a bond to changes in
                          interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       . Yield curve (the range of yields offered from short
                          term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       . Sector allocation (the percentage of assets in
                          securities issued to fund housing projects, airports or hospitals for example) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       . Security selection is based on a fundamental
                          understanding of each holding including credit analysis, market value and price volatility.

Principal Risks
of Investing in     In addition to the general risks of investing in any Bond
this Fund           Fund, this Fund is subject to the risks of investing in
                    municipal securities. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating or year 2000 difficulties of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                                       .
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   ----    ----    ----
-4.93%  15.67%  2.96%   9.36%   5.79%

                                   Best Quarter
                                   -------------
                                       5.94%
                                      3/31/95

                                   Worst Quarter
                                   -------------
                                      -5.34%
                                      3/31/94


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Municipal Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely recognized index of municipal bonds with maturities of at least one year.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Tax-Exempt Fixed Income Fund          5.79%   6.00%   5.55%       6.05%*
Lehman Brothers Municipal Bond Index  6.48%   6.69%   6.23%       7.21%*

*Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses                         .42%
-------------------------------------------
Total Annual Fund Operating Expenses  1.02%
-------------------------------------------
Fee Waivers/1/                        -.15%
-------------------------------------------
Net Expenses                           .87%
-------------------------------------------

/1/The Advisor and the Administrator have agreed to waive their fees through April 2000 in amounts to limit advisory and administration fees to .50% and
 .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5%. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $89                    $310                                  $549                                  $1,234

                                       .
LIMITED VOLATILITY FIXED INCOME FUND (US) (not currently available for purchase)

_______________________________________________________________________________


Investment Goal     High level of current income, consistent with relative
                    stability of principal


Principal
Investment          The Limited Volatility Fixed Income Fund primarily invests
Strategies          in a diversified portfolio of investment grade corporate
                    bonds, U.S. government agency securities, municipal securities and sovereign debt securities. Under normal circumstances, the Fund's dollar-weighted average maturity will be less than six years.


Principal Risks     In addition to the general risks of investing in any Bond
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           municipal securities, foreign securities and sovereign
                    debt.

                    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supples of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                    Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                    Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                                       .

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses/1/                      .24%
-------------------------------------------
Total Annual Fund Operating Expenses   .84%
-------------------------------------------
Fee Waiver/2/                         -.10%
-------------------------------------------
Net Expenses                           .74%
-------------------------------------------

/1/Since the Fund has not started operating, Other Expenses are based on estimated amounts for the current fiscal year.

/2/ The Advisor has agreed to waive its fees through April 2000 in an amount necessary to limit advisory fees to .50% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year                                                  3 Years
               ------                                                  -------
                $76                                                     $258

                                       .
THE MONEY MARKET FUNDS ________________________________________________________

   Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

   Each Money Market Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
TREASURY MONEY MARKET FUND (US)

________________________________________________________________________________

Investment Goal
                     To preserve principal value and maintain a high degree of liquidity while providing current income

Principal
Investment           The Treasury Money Market Fund invests substantially all
Strategies           of its assets in high-quality U.S. Treasury money market
                     instruments, repurchase agreements involving these obligations, and shares of money market funds that invest in U.S. Treasury obligations. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,
                        . market conditions, and
                        . liquidity needs.

                     The Advisor adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. In addition, although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
----    ----    ----    ----    ----
3.58%   5.28%   4.80%   4.97%   4.90%


                                   Best Quarter
                                   -------------
                                       1.34%
                                      6/30/95
                                   Worst Quarter
                                   -------------
                                       .65%
                                      3/31/94

                   [BAR CHART FOR CALENDAR YEARS 1994-1998]
This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC U.S. Treasury Average. An average measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The IBC U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                            1 Year 3 Years 5 Years Since Inception
                            ------ ------- ------- ---------------
Treasury Money Market Fund  4.90%   4.89%   4.71%       4.35%*
IBC U.S. Treasury Average   4.65%   4.73%   4.60%       4.27%*

*Fund inception (1/4/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .35%
Other Expenses                         .21%
-------------------------------------------
Total Annual Fund Operating Expenses   .56%
-------------------------------------------
Fee Waivers/1/                        -.23%
-------------------------------------------
Net Expenses                           .33%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $34                    $156                                  $290                                   $679

                                       .
GOVERNMENT MONEY MARKET FUND (US)

________________________________________________________________________________

Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity

Principal
Investment           The Government Money Market Fund invests 100% of its
Strategies           assets in U.S. government money market instruments, such
                     as U.S. Treasury obligations and U.S. government agency securities, and repurchase agreements involving these instruments. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,

                        . market conditions, and

                        . liquidity needs.

                     The Advisor monitors the Fund's investments and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
----    ----    ----    ----    ----
3.89%   5.59%   5.08%   5.33%   5.24%

                                   Best Quarter
                                   -------------
                                       1.40%
                                      6/30/95
                                   Worst Quarter
                                   -------------
                                       .74%
                                      3/31/94

[BAR CHART FOR CALENDAR YEARS 1994-1998]
This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Government Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Government Money Market Fund  5.24%   5.22%   5.03%       4.69%*
IBC Total Government Average  4.97%   4.97%   4.81%       4.45%*

*Fund inception (1/4/93). Average inception computed from (12/31/92). To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .20%
Other Expenses                         .19%
-------------------------------------------
Total Annual Fund Operating Expenses   .39%
-------------------------------------------
Fee Waiver/1/                         -.08%
-------------------------------------------
Net Expenses                           .31%
-------------------------------------------

/1/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to
 .07% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $32                    $117                                  $211                                   $485

                                       .
MONEY MARKET FUND (US)

________________________________________________________________________________

Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity

Principal
Investment           The Money Market Fund invests substantially all of its
Strategies           assets in high quality money market instruments issued by
                     corporations, banks and the U.S. government or its agencies or instrumentalities, as well as repurchase agreements involving these instruments. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,

                        . market conditions, and

                        . liquidity needs.

                     The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

Principal Risks
of Investing in      An investment in the Fund is subject to the risk that the
This Fund            Fund's yield will decline due to falling interest rates.
                     A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, the Fund is subject to the risk that an issuer will be unable to make timely payments of principal or interest. Changes in the credit ratings of issuers could affect the Fund's share price. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
----    ----    ----    ----    ----
3.89%   5.69%   5.08%   5.33%   5.24%

                                   Best Quarter
                                   -------------
                                      1.42%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                       .76%
                                      3/31/94

                   [BAR CHART FOR CALENDAR YEARS 1994-1998]
This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Taxable Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
Money Market Fund          5.33%   5.29%   5.10%       4.75%*
IBC Total Taxable Average  5.04%   5.04%   4.87%       4.50%*

*Fund inception (1/4/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .35%
Other Expenses                         .18%
-------------------------------------------
Total Annual Fund Operating Expenses   .53%
-------------------------------------------
Fee Waivers/1/                        -.23%
-------------------------------------------
Net Expenses                           .30%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return.The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $31                    $147                                  $253                                   $643

                                       .
TAX-EXEMPT MONEY MARKET FUND (US)

________________________________________________________________________________

Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income exempt from Federal income tax and not included as a preference item under the Federal alternative minimum tax

Principal
Investment           The Tax-Exempt Money Market Fund invests substantially
Strategies           all of its assets in high quality money market
                     instruments issued by municipalities and other issuers.
                     Under normal circumstances, the Fund invests at least 80% of its net assets in securities that pay income exempt from Federal income and alternative minimum taxes. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The
                     Advisor emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,

                        . market conditions, and

                        . liquidity needs.

                     The Advisor monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            In addition, since the Fund may purchase securities
                     supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
----    ----    ----    ----    ----
2.50%   3.49%   3.14%   3.36%   3.21%

                                   Best Quarter
                                   -------------
                                       .91%
                                      6/30/95
                                   Worst Quarter
                                   -------------
                                       .50%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Tax-Free Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Tax-Exempt Money Market Fund  3.21%   3.24%   3.14%       2.95%*
IBC Total Tax-Free Average    2.94%   3.03%   2.96%       2.79%*

*Fund inception (1/4/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .35%
Other Expenses                         .20%
-------------------------------------------
Total Annual Fund Operating Expenses   .55%
-------------------------------------------
Fee Waivers/1/                        -.23%
-------------------------------------------
Net Expenses                           .32%
-------------------------------------------


/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Exepnses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $33                    $153                                  $284                                   $667

                                       .
More Information About Risk ____________________________________________________
This section gives you more information about the risks of investing in the Funds. The Funds may invest in other securities, use other strategies and engage in other investment practices than those described in this Prospectus. These are discussed in detail in the Statement of Additional Information.

                  Type of Risk                         Funds Subject to Risk


Early Closing Risk--Unanticipated early             All Funds
closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses

Convertible Securities--Convertible securities      Stock Funds Balanced Fund
have characteristics of both fixed income and       International Funds Bond
equity securities. The value of the convertible     Funds
security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

Fixed Income Risk--In addition to the general
risks of investing in bonds and other fixed         Balanced Fund
income securities, different types of fixed         International Fixed Income
income securities may be subject to the             Fund Bond Funds
following additional risks:

  Call Risk--During periods of falling
  interest rates, debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

  Credit Risk--The possibility that an issuer will be unable to make timely payments of either principal or interest.

  Since a Fund may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

  Event Risk--Securities may suffer
  substantial declines in credit quality and market value due to corporate or governmental restructurings. While this risk may be high for certain securities held by a Fund, the overall risk should be reduced because of the Fund's multiple holdings.

                                       .

                  Type of Risk

                                                       Funds Subject to Risk



Hedging Risk--Hedging is a strategy designed to     Stock Funds Balanced Fund
offset investment risks. Hedging activities         Internationa     l Funds
include, among other things, the use of             Bond Funds
forwards, options and futures. The Funds typically do not engage in hedging transactions. Further, the Advisor may choose not to hedge under certain market or economic conditions. [/R]

There are risks associated with hedging
activities, including:

  . The success of a hedging strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates;

  . There may be an imperfect or no
    correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures;

  . There may not be a liquid secondary
    market for a futures contract or option;

  . Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain markets, including Latin
    American, Asian and emerging markets
    generally. This may limit a Fund's
    ability to effectively hedge its
    investments in those markets.



  Futures--The Funds may, but typically do          Stock Funds Balanced Fund
  not, use futures contracts and related            Internationa     l Funds
  options for bona fide hedging purposes to         Bond Funds
  offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a certain market position, and for certain other tax-related purposes. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges. [/R]

                                       .
                 Type of Risk                        Funds Subject to Risk


  Options--The buyer of an option acquires
  the right to buy (a call option) or sell        Stock Funds Balanced Fund
  (a put option) a certain quantity of a          International Funds Bond
  security (the underlying security) or           Funds
  instrument at a certain price up to a
  specified point in time. The seller or
  writer of an option is obligated to sell
  (a call option) or buy (a put option) the underlying security. When writing
  (selling) call options on securities, the Funds may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security.
  Alternatively, the Funds may cover its
  position by maintaining in a segregated
  account cash or liquid securities equal
  in value to the exercise price of the
  call option written by the Funds.

  Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The aggregate value of option positions may not exceed 10% of a Fund's net assets at the time the Fund enters into an option contract.



                                                  All Funds
Year 2000 Risk--The Funds depend on the
smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and are seeking assurances from their service providers that they are devoting significant resources to prevent material adverse consequences to the Funds.
While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year
2000 computer difficulties experienced by
U.S. and foreign issuers of portfolio
securities, particularly governmental
issuers, or third parties, such as
custodians, banks, broker-dealers or others with which the Funds do business.
Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year
2000 may add to the possibility of losses of the Funds and shareholders.

                                       .

                  Type of Risk

                                                       Funds Subject to Risk

                                                    All Funds
Temporary Defensive Investing--The investments and strategies described throughout the prospectus are those the Advisor uses under normal market conditions. When the Advisor determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, hold U.S. dollars and foreign currencies, including multinational currency units (such as the euro) or shorten its average weighted maturity. This may occur, for example, if securities markets or issuers experience difficulties with the year 2000 transition. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

 ..............................................

  How Do I Obtain an Application?

  Account Applica-
  tion forms can be
  obtained by call-
  ing 1-800-443-4725

 ..............................................

                                       .
 ................................
 ................................

How to Purchase, Exchange and Sell Your Shares ___________________________

Purchasing Common Shares



How To Purchase     You may purchase Common Shares of the Funds by mail,
Common Shares       telephone or wire directly from us. You also may purchase
                    Common Shares through a variety of channels, including wrap programs, retirement plans, discount brokerage programs, and through various brokerage firms and financial institutions that are authorized to sell Common
                    Shares (intermediaries). Common Shares are offered continuously and without a sales charge. (See Doing
                    Business Through An Intermediary) [/R]

                       To buy shares directly from us, please call 1-800-443-
                    4725 to obtain an Account Application. You should make your check or money order payable in U.S. dollars to ABN AMRO Funds and include the name of the appropriate Fund(s) on your check.

                       We cannot accept third party checks, credit cards,
                    credit card checks or cash. Please note that if you purchase shares with a check and then sell these shares within a short period of time, we may delay payment to you until your check clears (which may take up to 15 Business
                    Days). If your check does not clear, your purchase will be canceled and you could be liable for any costs incurred.



By Mail [/R]
                    You can mail your Account Application and check or money order to:

                    ABN AMRO Funds

                    P.O. Box 60549

                    King of Prussia, Pennsylvania 19406-0549



By Telephone        If we have already received your Account Application, you
                    may purchase shares over the telephone by calling us at 1-
                    800-443-4725. We will complete your purchase order when we receive your payment. [/R]



By Wire Before you wire funds, you must call us at 1-800-443-4725 to obtain an Account Application. After you have sent us your account application and established an account, you may purchase shares by wire as long as you: [/R]

                         . first, call us at 1-800-443-4725

                         . second, include your name, account number, taxpayer
                           identification number or Social Security number, address and the Fund(s) you wish to purchase in the wire instructions

                         . and third, wire Federal Funds to:

                             BSDT of Boston Massachusetts

                             ABN #01-10-01234

                             Account Number 14272

                             Further credit [Fund Name]

                    You can make additional investments by wire at any time using the above procedure.

                       Fund shares cannot be purchased by wire on Federal
                    holidays that restrict wire transfers.

                       You may purchase a Fund's shares on any business day,
                    excluding major holidays ("Business Day"). Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day.

                                       .

                    The price per share (the offering price) will be the net asset value (NAV) per share next determined after we receive your purchase order and payment. We calculate each Fund's NAV once each Business Day. For the Non-Money Market Funds, we calculate NAV as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for these Funds, to receive the current Business Day's NAV, generally we must receive your purchase order in good order from your financial institution before 4:00 p.m., Eastern time.

                       For the Money Market Funds, we must receive your
                    purchase order in good order and payment before 1:00 p.m., Eastern time for you to receive the current Business Day's NAV and that day's dividend. You may not purchase shares of a Money Market Fund by Federal Reserve wire on days the Federal Reserve is closed. Purchase requests for the Money Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time, and will be entitled to receive the dividend declared, on that same Business Day.

                       If we receive your order and payment after the above
                    cut-off times, your purchase order will be effective the next Business Day and your purchase price per share will be the NAV calculated on the next Business Day.

                       In calculating NAV for the Non-Money Market Funds, we
                    generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that trade on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of a Fund's shares may change on days when you cannot purchase or sell Fund shares. Although we cannot assure this, we expect the NAV for the Money Market Funds to remain constant at $1.00 per share.

                       Buy, Exchange and Sell Requests are in "Good Order" when

                           . The account number and Fund name are shown

                           . The amount of the transaction is specified in
                             dollars or shares

                           . Signatures of all owners appear exactly as they
                             are registered on the account

                           . Any required signature guarantees (if
                             applicable) are included

                           . Other supporting legal documents (as necessary)
                             are present

                       To purchase Common Shares of any Fund for the first
                    time, you must invest at least $2,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $100. However, we may waive the investment minimums at any time at our discretion.

 ....................................................

 How Does
 an
 Exchange
 Take
 Place?

 When you exchange
 your shares, you
 authorize the sale
 of your shares in
 one Fund to pur-
 chase shares of an-
 other Fund. In
 other words, you
 are requesting a
 sale and then a
 purchase. This sale
 of your shares may
 be a taxable event
 for you.

 ....................................................
                                       .
 ................................................................................
 ................................................................................


                       If you have arranged to purchase shares through the
                    Automatic Investment Plan (see below), then you must invest at least $50.

                       You may purchase Common Shares by direct deposit or
                    Automated Clearing House transactions.

                       The Advisor and Distributor reserve the right to refuse
                    any order for the purchase of shares.



Automatic           With the Automatic Investment Plan ("AIP"), you may
Investment Plan     purchase additional shares automatically through regular
                    deductions from your checking account. After you have established an account with us, you may begin regularly scheduled investments of at least $50 per month. Please contact us at 1-800-443-4725 for more information. [/R]

Exchanging Common Shares __________________________________________________



How To Exchange     You may exchange Common
Your Shares         Shares of any [/R]

                    Fund for Common Shares of any
                    other Fund on any Business
                    Day. You can request an
                    exchange by mail, or by
                    telephone if you elected the
                    telephone exchange option on
                    your Account Application. You
                    will receive the current
                    Business Day's NAV if we
                    receive your exchange request
                    in good order before NAV is
                    calculated for the Non-Money
                    Market Funds and by 1:00
                    p.m., Eastern time

                    for the Money Market Funds. If your request

                    is for more than $5,000, we may require a written exchange request with a signature guarantee from an eligible guarantor (a notarized signature is not sufficient). The Funds may change or cancel the exchange privilege at any time upon 60 days' notice. Exchange requests for the Money Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern time, on behalf of accounts for which ABN AMRO North America, Inc,. or any of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.



Exchanges By        In the case of market timing or allocation services
Timing Accounts     ("Timing Accounts"), the Distributor will deduct an
                    administrative service fee of $5.00 per exchange. Timing
                    Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators. [/R]

                       The Funds reserve the right to temporarily or
                    permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of the Fund;
                    (ii) makes more than two exchanges out of a Fund per calendar quarters; or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of a Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem to purchase Shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.

                       In addition, the Funds reserve the right to refuse the
                    purchase and/or exchange requests by any Timing Account, person, or groups if, in the Advisor's judgment a Fund

 .................................................

 What is a Signature Guarantee?

 A signature guar-
 antee verifies
 the authenticity
 of your signature
 and may be ob-
 tained from
 banks, broker-
 dealers, certain
 credit unions,
 clearing agencies
 or savings asso-
 ciations. A
 notary public
 cannot provide a
 signature guaran-
 tee.

 .................................................

                                       .
 .................................................
 .................................................

                    would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A shareholder's exchange into a Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused.

                       The Advisor and the Distributor reserve the right to
                    refuse any order for the purchase of shares.

Selling Common Shares _____________________________________________________



How To Sell Your    You may sell (redeem) your
Shares              shares on any
                    [/R]
                    Business Day by mail or
                    telephone. If your redemption
                    request is for more than
                    $5,000, or if you are
                    requesting that the proceeds
                    from your redemption be sent
                    to an address or an account
                    that is different from what we
                    have on our records, then we
                    may require a written
                    redemption request with a
                    signature guarantee from an
                    eligible guarantor (a
                    notarized signature is not
                    sufficient).

                       You will receive the current Business Day's

                    NAV if we receive your redemption request in good order before NAV is calculated for the Non-Money Market Funds and by 1:00 p.m., Eastern time for the Money Market Funds. Redemption requests for the Money Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern Time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.



Receiving Your      Normally, we will send your redemption proceeds within
Money               seven Business Days after we
                    [/R]
                    receive your request. Your proceeds can be mailed to you or mailed or wired to your bank account. To request a wire transfer, please contact your bank or financial intermediary. You will be charged a $10.00 fee by the Fund for each wire transfer. If you recently purchased your shares by check or through an AIP, then your proceeds may not be available until your check has cleared (which may take up to 15 days).

                       We intend to pay your redemption proceeds in cash.
                    However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund), we may pay all or part of your redemption proceeds in portfolio securities that have a market value equal to the redemption price. Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any gain from the sale.



Systematic          Under the Systematic Withdrawal Plan ("SWP"), you may
Withdrawal Plan     arrange monthly, quarterly,
                    [/R]
                    semi-annual, or annual automatic withdrawals of $50 or more from any Fund. The proceeds can be mailed to you or wired to your bank account. You may use the SWP if you automatically reinvest your dividends (see dividends and distributions below) and your account has a current value of $5,000 or more.

                                       .



Involuntary          If your account balance drops below $2,000 (the required
Redemptions          minimum initial purchase
                     [/R]
                     amount) due to redemptions, including redemptions through the SWP, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid involuntary redemption.

More Information About Share Transactions _________________________________



Checkwriting         You may elect the Money Market Funds' checkwriting
Service For Money    services which allow you to write
Market Fund
Investors            checks in amounts of $100 or more. You may not, however,
                     use a check to close your account. You may not write checks against Common Shares of the Money Market Funds in your account which you purchased within the last 15 days, except for shares you purchased by wire (which are immediately available). [/R]



Telephone            Telephone transactions are extremely convenient, but not
Transactions         without risk. To try to keep
                     [/R]
                     your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss. You may not close your account by telephone.



Doing Business       Common Shares are sold without a sales load, 12b-1 fee or
Through an           shareholder servicing
Intermediary [/R]
                     fee. However, intermediaries may charge fees for services provided in connection with buying, selling or exchanging
                     Fund shares on your behalf. Each intermediary may impose its own rules about share transactions, including earlier deadlines for purchase, sale and exchange requests.

                        If you own shares that are registered in your
                     intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make the change.

Dividends andDistributions ________________________________________________

                     The Funds distribute their net investment income as follows:

                        .Stock Funds

                                        Declared and distributed monthly

                        Balanced Fund

                        Bond Funds

                        .International Funds

                                        Declared and distributed at least
                                        annually

                        .Money Market Funds

                                        Declared daily and distributed monthly

 .......................

 Distributions

 The Funds dis-
 tribute income
 dividends and
 capital gains.
 Income dividends
 represent the
 earnings from a
 Fund's invest-
 ments; capital
 gains occur when
 a Fund sells a
 portfolio secu-
 rity for more
 than the original
 purchase price.

 .......................
                                       .
                    The Funds distribute capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. If a Fund does not have income or capital gains available to distribute, as determined under tax laws, you will not receive a distribution.
                       You will receive dividends
                    and distributions in the form
                    of additional shares unless you
                    have elected to receive payment
                    in cash. To elect cash payment,
                    you must notify us in writing
                    prior to the date of
                    distribution. Your election
                    will become effective for
                    dividends paid after we receive
                    your written notice.
                    To cancel your election, simply send
                    us written notice.


 .......................

 Taxes

 Distributions you
 receive from a Fund
 may be taxable
 whether or not you
 reinvest them.

 .......................

Tax Information _______________________________________________________________
                    The following is a summary of some important tax issues
                    that affect the Funds and their shareholders. The summary
                    is based on current tax laws, which may be changed by
                    legislative, judicial or administrative action. We have
                    not tried to present a detailed explanation of the tax
                    treatment of the Funds or their shareholders. More
                    information about taxes is in our Statement of Additional
                    Information. We urge you to
                    consult your tax advisor
                    regarding specific questions
                    about federal, state and local
                    income taxes.
Tax Status of
Distributions       Each Fund will distribute
                    substantially all of its income
                    and capital gains, if any.
                       The dividends and
                    distributions you
                    receive may be subject to federal, state and local taxation, depending on your tax situation. You may be taxed on each sale of Fund shares.

                       The Tax-Exempt Fixed Income and Tax-Exempt Money Market
                    Funds intend to distribute federally tax-exempt income. This income may be subject to state and local taxes. Each Fund, however, may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by these Funds may be taxable.
                       More information about taxes is in the Statement of
                    Additional Information.

 ..................

 Investment
 Advisor

 The Funds' Advi-
 sor manages
 investment activ-
 ities and is re-
 sponsible for the
 performance
 of the Funds. The
 Advisor conducts
 research, exe-
 cutes Fund strat-
 egies based on an
 assessment of
 economic and mar-
 ket conditions,
 and determines
 which portfolio
 securities to
 buy, hold or
 sell.
 .......................
                                       .
 ................................................................................
 ................................................................................

InvestmentAdvisor _________________________________________________________

                     The Advisor makes investment
                     decisions for the Funds and
                     reviews, supervises, and
                     administers each Fund's
                     investment program. The
                     Trustees of the Funds supervise
                     the Advisor and establish
                     policies that the Advisor must
                     follow in its day-to-day
                     management activities.
                        ABN AMRO Asset Management
                     (USA) Inc. (the Advisor), 208
                     South LaSalle Street, Chicago,
                     IL 60604, was organized in
                     March 1991 under the laws of
                     the State of Delaware. The
                     Advisor manages assets for
                     individuals, corporations,
                     unions, governments, insurance
                     companies, and charitable
                     organizations. As of
                     December 31, 1998, the Advisor managed approximately $7.4 billion in assets.

                        For the fiscal year ended December 31, 1998, the Funds
                     paid the following in advisory fees: 80% for the Value Fund, .80% for the Growth Fund, .80% for the Small Cap Growth Fund, 1.00% for the International Equity Fund, 1.00% for the Asian Tigers Fund, 1.00% for the Latin America Equity Fund, .70% for the Real Estate Fund, .70% for the Balanced Fund, .50% for the Fixed Income Fund, .50% for the Intermediate Government Fixed Income Fund, .50% for the Tax-Exempt Fixed Income Fund, .80% for the International Fixed Income Fund, .20% for the Treasury Money Market Fund, .20% for the Government Money Market Fund, .20% for the Money Market Fund and .20% for the Tax-Exempt Money Market Fund.
                        As of December 31, 1998, the TransEurope and Limited
                     Volatility Fixed Income Funds had not yet commenced operations. The Advisor is entitled to receive .80% from the Small Cap Value Fund, which, as of December 31, 1998, had not been in operation for a full fiscal year.

                        The Advisor may use its affiliates as brokers for the
                     Funds' portfolio transactions. The affiliates may receive compensation from the Funds for their brokerage services.

                        The Advisor is an indirect, wholly-owned subsidiary of
                     ABN AMRO Bank, N.V. The Advisor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor.

                        Jac A. Cerney, C.F.A., Senior Vice President of the
                     Advisor, has served as portfolio manager for the Value Fund and the equity portion of the Balanced Fund since their inception. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990 as a portfolio manager. Prior to joining the Advisor's predecessor firm in 1990, Mr. Cerney was the equity portfolio manager for Commonwealth Edison's internally managed pension fund. Mr. Cerney earned a B.A. in Chemistry from Oberlin College, an M.S. in Chemistry from the University of Chicago and an M.B.A., in Finance from the University of Chicago. He is a member of the Investment Analysts Society of Chicago.

                                       .

                       A. Keith Dibble, C.F.A., Senior Vice President of the
                    Advisor, has served as portfolio manager for the Growth Fund since its inception. Mr. Dibble has been associated with the Advisor and its predecessor since 1987 as a portfolio manager. Mr. Dibble received two B.S. degrees in Engineering from Washington State University and an M.B.A. in Finance from Northwestern University. Mr. Dibble is a member of the Institute of Chartered Financial Analysts, a past president of the Milwaukee Investment Analysts Society and a member of various other professional organizations.

                       Nancy Holland, C.P.A., Senior Vice President of the
                    Advisor, has served as portfolio manager of the Real Estate Fund since its inception. Ms. Holland has been associated with the Advisor and its predecessor since January, 1997 as a portfolio manager. Prior to joining the Advisor, Ms. Holland served as a real estate analyst with Edward Jones from January, 1995 to December, 1996, and served as a senior financial analyst and development accounting manager with CenterMark Properties from November, 1988 to January, 1995. Ms. Holland graduated from Saint Louis University with a B.S. in Accounting.

                       Mary E. Ras, Vice President of the Advisor, has served
                    as co-manager of the Small Cap Growth Fund since September, 1998. She is responsible for equity research and equity trading. Ms. Ras has been associated with the Advisor and its predecessor since 1983 as a tax shelter analyst. Prior to joining the Asset Management Group, Ms. Ras worked in debt finance and tax-advantaged investments. Ms. Ras holds an M.B.A. degree from the University of Chicago and a B.S. degree from Northeastern Illinois University.

                       Kenneth A. Tyszko, C.F.A., C.P.A., Vice President of
                    the Advisor, has served as co-manager of the Small Cap Growth Fund since September, 1998. Mr. Tyszko has been associated with the Advisor or its affiliates since 1996 as an investment manager. Previously, he managed a $250 million portfolio of publicly traded small and mid-size capitalization growth stocks for Sears Investment Management Co., which he joined in 1984. Mr. Tyszko earned his B.S. in Accounting from the University of Illinois. Mr. Tyszko is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago, and the Association for Investment Management and Research.
                       Kurt S. Moeller, Vice President of the Advisor, has
                    served as co-manager of the Small Cap Value Fund since March 1, 1999. Mr. Moeller began his investment career in 1995 as a research assistant for the Indiana University Foundation. Mr. Moeller was a fundamental equity analyst at Grantham, Mayo, Van Otterloo & Co., LLC, a Boston money management firm, from 1996 through 1998. Mr. Moeller earned a B.A. in Economics and History from Rice University in 1991 and an M.B.A. in Finance from Indiana University in 1996.

                       Edwin M. Bruere, C.F.A., Senior Vice President of the
                    Advisor has served as lead portfolio manager of the Small Cap Value Fund since June 30, 1998. Mr. Bruere has been assoicated with the Advisor and its predecessors since 1988. He was involved initially associated with client services and then later as a member of a portfolio management committee and as a portfolio manager. Previously, Mr. Bruere spent two years as Managing Director of an investment management firm. Before this, he spent six years at Continental Bank (Bank of America) as a Senior Director. He spent 1995 and 1996 in London working in the Merchant Bank on securities origination and distribution. Mr. Bruere graduated from Iowa State University with a B.S. in business and received his M.B.A. from Indiana University. He is a member of the Association for

                                       .
                     Investment Management and Research and the Investment Analysts Society of Chicago. He is a Director of the Indiana University Reese Foundation.

                        Richard Butler, Senior Vice President of the Advisor
                     has served as co-manager of the Growth Fund since June 1998. Mr. Butler is also responsible for equity research. Mr. Butler joined the Advisor's predecessor firm in 1983 as a trader and then a portfolio manager, and is the Advisor's senior equity trader. Mr. Butler graduated from Williams College with a B.A. in International Relations and received his M.B.A. from the University of Chicago.

                        Mark W. Karstrom, Senior Vice President of the
                     Advisor, has served as portfolio manager for the Limited Volatility Fixed Income Fund since September, 1996 and served as portfolio manager for the Intermediate Government Fixed Income Fund from September, 1996 to January, 1999. Mr. Karstrom joined the Advisor in August, 1996 as a portfolio manager. He served as Vice President, Portfolio Manager with Norwest Investment Management and Trust and a predecessor firm from May, 1985 to July, 1996 where he managed portfolios comprised of government, corporate, and mortgage-backed securities. Mr. Karstrom received his B.A. in Economics from the University of Denver.

                        Gregory D. Boal, C.F.A., Senior Vice President of the
                     Advisor, has served as portfolio manager of the fixed income portion of the Balanced Fund from April, 1997 to January, 1999, and as portfolio manager of the Fixed Income Fund from June, 1998 to January, 1999. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank Capital Management, a division of First Citizens Bank, Raleigh, N.C. from November, 1989 to March, 1997. Prior to that, Mr. Boal was the senior investment officer at Wyoming National Bank and Trust in Casper, Wyoming. Mr. Boal graduated from the University of Wyoming in 1981 with a Bachelor of Science degree in Broadcasting. He received a Master of Science degree in Finance from the same institution in 1985. Mr. Boal is a member of the Association of Investment Management and Research and the Investment Analyst Society of Chicago.

                        Todd J. Youngberg, C.F.A., Senior Vice President of
                     the Advisor, has served as portfolio manager of the Balanced Fund since November, 1998, and as portfolio manager of the Fixed Income Fund from November 1998 to January 1999. Mr. Youngberg joined the Advisor in November, 1998 as a portfolio manager. Prior to joining the Advisor, Mr. Youngberg served as Vice President and Portfolio Manager for Amerus Life Holdings Inc. in Des Moines, Iowa from 1992 to November, 1998. He was responsible for managing high yield portfolios. Prior to joining Amerus Life, Mr. Youngberg worked as a securities analyst for Central Life Assurance/American Mutual Life Insurance Company. Mr. Youngberg received a B.A. in Economics from Central College in Pella, Iowa and his M.B.A. in Finance from Drake University. He is a member of the Association of Investment Management and Research.

                        Messrs. Karstrom, Boal and Youngberg, members of the
                     Fixed Income Portfolio Management Team, have been jointly and primarily responsible for the day-to-day management of the Fixed Income Fund and the fixed income portion of the Balanced Fund since January, 1999.

                        Phillip P. Mierzwa, Vice President of the Advisor, has
                     served as portfolio manager of the Tax-Exempt Fixed Income Fund and Tax-Exempt Money Market Fund since April, 1997. He has been associated with the Advisor or its affiliates since

                                       .

                    February, 1990 as a portfolio manager and a trader. Mr. Mierzwa has a B.A. and M.B.A. degree in Finance from Governors State University.

                       Karen Van Cleave, Senior Vice President of the Advisor,
                    has served as portfolio manager of the Money Market Fund, Treasury Money Market Fund and Government Money Market Fund since January, 1994. Ms. Van Cleave joined the Advisor in January, 1994 as a portfolio manager. Prior to 1994, Ms. Van Cleave was a Vice President/Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

                       Messrs. Postma, Ploeger, Bettink, Leo, Maas,
                    Moolenburgh and Neihoff, and Mrs. Pals-de Groot, members of the International Equity Team, have been jointly and primarily responsible for the day-to-day management of the International Equity Fund since April, 1999.

                       Wiepke Postma served as portfolio manager for the
                    International Equity Fund from March, 1997 to April, 1999. Mr. Postma started his banking career as an analyst at former ABN AMRO Bank's Investment Research Department. Later, he became a strategist. From 1976 to 1984, he worked in the Equity and Loan Department of a leading Dutch insurance company, where he was appointed head of the department in 1982. In 1984, he joined former ABN AMRO Bank's Asset Management Department and was appointed Vice President in the same year. In 1993, he became Head of the Global Equity Group being responsible for the Global Equity, European Equity, Dutch Equity and Business research. Mr. Postma holds a Master's degree in Economics.

                       Willem Ploeger has been associated with the Advisor
                    and/or its affiliates since 1980. Initially, he served in the Investment Research Department and later in the Asset Management Department as senior account manager. Mr. Ploeger holds a Master's degree in Business Administration of the University of Rotterdam.

                       Jaap Bettink has been associated with the Advisor
                    and/or its affiliates since 1978. From 1978 to 1985, he was a credit manager at a local branch of ABN AMRO Bank. He has been managing institutional portfolios since 1985, and has been a portfolio manager since 1994. Mr. Bettink started his career as a portfolio manager of private accounts in 1972. He holds a degree in Economics.

                       Loes Pals-de Groot has been associated with the Advisor
                    and/or its affiliates since 1971 in various investment management positions. Mrs. Pals-de Groot holds a degree in Business Economics from the Instituut voor Sociale Wetenschappen.

                       Luigi Leo has been associated with the Advisor and/or
                    its affiliates since 1991 as a portfolio manager. Mr. Leo holds a Master's degree in Business Administration from the Instituto de Estudios Superiores de la Empresa (IESE) in Barcelona, Spain.

                       Theo Maas has been associated with the Advisor and/or
                    its affiliates since 1994 as a portfolio manager. Previously, Mr. Maas worked with a financial consultant, specializing in treasury management and research management consultancy. He holds a Master's degree in Financial Economics from the University of Groningen.

                                       .

                        Edward Moolenburgh has been associated with the
                     Advisor and/or its affiliates since 1993. Initially, he served as Secretary to the Advisor's Regional Investment Committee North America and Far East, and later as a portfolio manager. Mr. Moolenburgh holds a Master's degree from the Economics Faculty of the Erasmus University in Rotterdam and is a Register Beleggings Analyst, which is comparable to a Certified European Financial Analyst.

                        Edward Neihoff has been associated with the Advisor
                     and/or its affiliates since 1993, initially as an investment analyst. After three years, Mr. Neihoff assumed the responsibility for implementing a new asset management system and then, during 1998, returned to the position of portfolio manager. He holds a Master's degree in Technical Management Studies and is a Certified European Financial Analyst.

                        Alex Ng has served as portfolio manager for the Asian
                     Tigers Fund since July, 1995. Mr. Ng has been associated with the Advisor and/or its affiliates since 1988 as a portfolio manager. Mr. Ng also serves as the Far East Director of Asset Management for a Hong Kong-based affiliate of the Advisor. Mr. Ng joined ABN AMRO's Investment Banking Representative Office in Singapore in January 1988 before being transferred to the Securities subsidiary in Hong Kong. Previously, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.

                        Felix Lanters, portfolio manager for the TransEurope
                     Fund, has been associated with the Advisor and/or its affiliates since 1987 as a portfolio manager.

                        Wouter Weijand has served as portfolio manager of the
                     International Fixed Income Fund since september, 1997. Mr. Weijand has worked as a portfolio manager with the Advisor and/or its affiliates since 1984.

                        Luiz M. Ribeiro, Jr., C.F.A., served as the portfolio
                     manager of the Latin America Equity Fund from November, 1997 to April, 1999. Currently, he serves as co-manager of the Fund. Mr. Ribeiro has worked as an investment analyst with the Advisor and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd. Mr. Ribeiro obtained a Business Degree at the University of Sao Paulo in 1990. In 1993, he concluded an M.B.A. offered by IBMEC (Brazilian Institute of Capital Markets) in Sao Paulo.

                        Roberto Lampl has served as co-manager of the Latin
                     America Equity Fund since April, 1999. Mr. Lampl has been associated with the Advisor and/or its affiliates since 1993 as corporate finance adviser (Latin America) in the Investment Banking Division. He obtained a Bachelor's degree in Economics from Boston University in 1990. In 1993, he completed an M.B.A. at Babson Graduate School of Business in Wellesley, Massachusetts.

                                       .

Financial Highlights __________________________________________________________

                    The tables that follow present performance information about Common Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. As of December 31, 1998, the TransEurope and Limited Volatility Fixed Income Funds had not commenced operations.

                       This information has been audited by Ernst & Young LLP,
                    the Funds' independent auditors. Their report, along with each Fund's financial statements and related notes, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-443-4725.

For a Share Outstanding for the Years Ended December 31,

                                                                                                             Ratio of
                                                                                       Ratio of                Net
                                                                                         Net                Investment
                                                       Net                   Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset           Net    Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value          Assets     to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End           End of  Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total   Period    Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return  (000)    Assets    Assets    Waivers)   Waivers)
----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
Treasury Money Market Fund
-----------------------------------------------
Common Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   4.90% $328,222   0.37%     4.79%      0.59%      4.58%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   4.97   188,761   0.33      4.86       0.57       4.62
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   4.80   156,455   0.44      4.70       0.59       4.55
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.28   110,475   0.44      5.16       0.59       5.01
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.58   111,545   0.45      3.50       0.61       3.34
----------------------------------------------------
Government Money Market Fund
----------------------------------------------------
Common Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   5.24% $396,797   0.35%     5.12%      0.42%      5.04%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.33   255,259   0.32      5.21       0.40       5.13
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   5.08   256,392   0.44      4.96       0.44       4.96
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.59   207,615   0.42      5.45       0.42       5.45
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.89   157,140   0.42      3.81       0.42       3.81
-------------------------------
Money Market Fund
-------------------------------

Common Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   5.33% $941,295   0.33%     5.21%      0.56%      4.98%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.41   737,736   0.32      5.29       0.56       5.05
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   5.13   598,715   0.43      5.02       0.58       4.87
1995     1.00     0.06     0.00       (0.06)    0.00   1.00   5.64   475,688   0.41      5.50       0.56       5.35
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.97   460,583   0.41      3.93       0.56       3.78
----------------------------------------------------
Tax-Exempt Money Market Fund
----------------------------------------------------

Common Share Class
1998    $1.00    $0.03    $0.00      $(0.03)   $0.00  $1.00   3.21% $272,834   0.35%     3.17%      0.56%      2.95%
1997     1.00     0.03     0.00       (0.03)    0.00   1.00   3.36   250,260   0.33      3.32       0.57       3.08
1996     1.00     0.03     0.00       (0.03)    0.00   1.00   3.14   187,629   0.40      3.10       0.56       2.94
1995     1.00     0.03     0.00       (0.03)    0.00   1.00   3.49   167,945   0.41      3.44       0.56       3.29
1994     1.00     0.02     0.00       (0.02)    0.00   1.00   2.50   161,054   0.43      2.52       0.59       2.36

                                       .

Financial Highlights (Continued) __________________________________________

For a Share Outstanding for the Years Ended December 31,

                                                                                                                   Ratio of
                                                                                             Ratio of                Net
                                                                                               Net                Investment
                                                            Net                    Ratio of Investment  Ratio of    Income
         Net                                      Distri-  Asset            Net    Expenses   Income    Expenses      to
        Asset     Net    Realized and  Dividends  butions  Value           Assets     to        to     to Average  Average
        Value   Invest-   Unrealized    from Net   from     End            End of  Average   Average   Net Assets Net Assets
      Beginning  ment   Gains (Losses) Investment Capital    of   Total    Period    Net       Net     (Excluding (Excluding
      of Period Income  on Securities    Income    Gains   Period Return   (000)    Assets    Assets    Waivers)   Waivers)
----------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund
Common Share Class
1998   $10.35    $0.57      $0.16        $(0.59)  $(0.13)  $10.36  7.13%  $171,753   0.72%     5.43%      0.86%      5.28%
1997    10.06     0.60       0.30         (0.60)   (0.01)   10.35  9.22    141,148   0.71      5.95       0.81       5.85
1996    10.32     0.59      (0.26)        (0.59)    0.00    10.06  3.42    123,930   0.73      5.92       0.83       5.82
1995     9.30     0.59       1.02         (0.59)    0.00    10.32 17.75    125,563   0.74      5.97       0.84       5.87
1994    10.23     0.54      (0.93)        (0.54)    0.00     9.30 (3.82)    92,402   0.72      5.45       0.82       5.35

      Portfolio
      Turnover
        Rate
-------------------------------
Common Share Class
1998     157%
1997     233
1996     194
1995      59
1994     126
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Intermediate Government Fixed Income Fund
Common Share Class
1998   $10.04    $0.52      $0.28        $(0.52)  $ 0.00   $10.32  8.16%  $ 43,062   0.81%     5.04%      0.95%      4.90%
1997     9.85     0.56       0.19         (0.56)    0.00    10.04  7.93     51,934   0.71      5.69       0.81       5.59
1996    10.06     0.54      (0.21)        (0.54)    0.00     9.85  3.51     56,895   0.74      5.38       0.84       5.28
1995     9.33     0.54       0.73         (0.54)    0.00    10.06 13.86     73,466   0.73      5.48       0.83       5.38
1994    10.08     0.47      (0.75)        (0.47)    0.00     9.33 (2.78)    91,002   0.74      4.88       0.84       4.78
Common Share Class
1998     106%
1997     283
1996     179
1995     115
1994     124
---------------------------------------------------
---------------------------------------------------
------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund
Common Share Class
1998   $10.41    $0.47      $0.12        $(0.47)  $ 0.00   $10.53  5.79%  $ 35,161   0.83%     4.44%      0.97%      4.30%
1997     9.99     0.49       0.42         (0.49)    0.00    10.41  9.36     40,441   0.73      4.84       0.84       4.73
1996    10.20     0.50      (0.21)        (0.50)    0.00     9.99  2.96     39,756   0.73      4.95       0.85       4.83
1995     9.26     0.48       0.94         (0.48)    0.00    10.20 15.67     50,079   0.75      4.84       0.87       4.72
1994    10.23     0.44      (0.94)        (0.44)   (0.03)    9.26 (4.93)    53,588   0.71      4.54       0.84       4.41
Common Share Class
1998      41%
1997      54
1996      98
1995     129
1994     146
-----------------------------------------------------
-----------------------------------------------------
----------------------------------------------------------------------------------------------------------
International Fixed Income Fund
Common Share Class
1998   $ 9.64    $0.39      $1.07        $(0.18)  $(0.10)  $10.82 15.15%  $ 17,482   1.38%     3.62%      1.42%      3.57%
1997    10.24     0.43      (1.03)         0.00     0.00     9.64 (5.86)    15,574   1.22      4.08       1.22       4.08
1996    10.58     0.48      (0.18)        (0.64)    0.00    10.24  2.82     17,561   1.11      4.66       1.11       4.66
1995     9.54     0.62       1.38         (0.96)    0.00    10.58 20.99     17,433   1.10      5.86       1.16       5.80
1994    10.43     0.56      (0.72)        (0.55)   (0.18)    9.54 (1.47)    15,021   1.16      5.09       1.22       5.03
Common Share Class
1998      79%
1997      52
1996      85
1995     105
1994     138
------------------------
------------------------
------------------------------------------------
Balanced Fund
Common Share Class
1998   $12.73    $0.27      $0.82        $(0.27)  $(1.72)  $11.83  9.97%  $ 75,793   1.03%     2.06%      1.03%      2.06%
1997    10.98     0.32       2.06         (0.32)   (0.31)   12.73 22.10     68,523   0.93      2.68       0.93       2.68
1996    10.75     0.35       1.02         (0.35)   (0.79)   10.98 13.15     54,546   0.94      3.14       0.94       3.14
1995     9.53     0.39       1.65         (0.39)   (0.43)   10.75 21.85     49,899   0.92      3.74       0.92       3.74
1994    10.04     0.30      (0.50)        (0.30)   (0.01)    9.53 (2.11)    72,086   0.94      3.11       0.94       3.11
Common Share Class
1998      84%
1997     111
1996     104
1995      85
1994      85
------------------
------------------
------------------------------------
Value Fund
Common Share Class
1998   $16.51    $0.19      $0.86        $(0.19)  $(5.04)  $12.33  5.47%  $170,945   1.05%     1.23%      1.05%      1.23%
1997    13.24     0.24       3.75         (0.24)   (0.48)   16.51 30.49    220,618   1.01      1.57       1.01       1.57
1996    12.26     0.29       2.18         (0.29)   (1.20)   13.24 20.43    164,710   1.03      2.19       1.03       2.19
1995     9.79     0.34       2.74         (0.35)   (0.26)   12.26 32.02    131,243   1.05      3.07       1.05       3.07
1994    10.30     0.35      (0.35)        (0.34)   (0.17)    9.79  0.00     61,557   1.06      3.45       1.06       3.45
Common Share Class
1998      55%
1997      79
1996      58
1995      37
1994      38
--------------------
--------------------
----------------------------------------
Growth Fund
Common Share Class
1998   $14.57    $0.00      $4.20        $(0.02)  $(1.65)  $17.10 30.23%  $184,601   1.06%     0.01%      1.06%      0.01%
1997    13.06     0.12       2.97         (0.12)   (1.46)   14.57 23.98    132,649   1.02      0.79       1.02       0.79
1996    11.61     0.17       2.31         (0.17)   (0.86)   13.06 21.69     95,215   1.02      1.36       1.02       1.36
1995     9.73     0.16       2.88         (0.16)   (1.00)   11.61 31.60     78,216   1.02      1.37       1.02       1.37
1994    10.21     0.16      (0.36)        (0.16)   (0.12)    9.73 (2.05)    82,710   1.02      1.58       1.03       1.57
Common Share Class
1998      65%
1997      62
1996      58
1995      71
1994      68

                                       .

Financial Highlights (Continued) _________________________________________

For a Share Outstanding for the Years Ended December 31,

                                                                                                            Ratio of
                                                                                                              Net
                             Realized                                                                      Investment
                               and                                       Net                      Ratio of   Income    Ratio of
            Net      Net    Unrealized            Distri-               Asset              Net    Expenses   (Loss)    Expenses
           Asset   Invest-    Gains    Dividends  butions               Value             Assets     to        to     to Average
           Value    ment     (Losses)   from Net   from    Contribution  End              End of  Average   Average   Net Assets
         Beginning Income       on     Investment Capital   (Return of    of   Total      Period    Net       Net     (Excluding
         of Period (Loss)   Securities   Income    Gains     Capital)   Period Return     (000)    Assets    Assets    Waivers)
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
Common Share Class
1998      $15.38   $ 0.01     $ 3.85     $(0.09)  $(0.18)     $ 0.00    $18.97  25.43%   $142,862   1.38%     0.02%      1.38%
1997       15.83     0.04       0.68      (0.08)   (1.09)       0.00     15.38   4.56      85,440   1.35      0.23       1.35
1996       14.56     0.06       1.37      (0.04)   (0.15)       0.03     15.83  10.09(A)   96,442   1.36      0.44       1.36
1995       13.00     0.07       1.75      (0.06)   (0.20)       0.00     14.56  14.03      77,519   1.38      0.70       1.38
1994       12.59     0.02       0.40       0.00    (0.01)       0.00     13.00   3.32      41,324   1.43      0.21       1.46


          Ratio of
            Net
         Investment
           Income
           (Loss)
             to
          Average
         Net Assets Portfolio
         (Excluding Turnover
          Waivers)    Rate
-----------------------------------------
Common Share Class
1998        0.02%       31%
1997        0.23        17
1996        0.44         9
1995        0.70        11
1994        0.18         6
--------------------------------------
--------------------------------------
----------------------------------------------------------------------------
Small Cap Growth Fund
Common Share Class
1998      $13.38   $(0.11)    $(0.82)    $ 0.00   $(0.23)     $ 0.00*   $12.22  (6.52)%  $ 45,899   1.17%    (0.84)%     1.17%
1997       13.03    (0.09)      2.07       0.00    (1.63)       0.00     13.38  15.89      41,945   1.04     (0.72)      1.04
1996       12.46    (0.03)      2.38       0.00    (1.78)       0.00     13.03  19.42      36,375   1.05     (0.27)      1.05
1995        9.57     0.02       3.05      (0.02)   (0.16)       0.00     12.46  32.13      23,844   1.10      0.18       1.10
1994       10.24     0.03      (0.67)     (0.03)    0.00        0.00      9.57  (6.27)     31,527   1.06      0.27       1.06
Common Share Class
1998       (0.84)%     151%
1997       (0.72)      170
1996       (0.27)      158
1995        0.18       142
1994        0.27        43
---------------------------
---------------------------
------------------------------------------------------
Real Estate Fund
Common Share Class
1998      $ 9.95   $ 0.37     $(1.58)    $(0.31)  $ 0.00      $(0.06)   $ 8.37 (12.35)%  $  7,022   1.41%     4.68%      1.78%
1997(1)    10.00     0.00      (0.05)      0.00     0.00        0.00      9.95   0.00       2,985   1.31     (1.31)      1.61
Common Share Class
1998        4.31%       13%
1997(1)    (1.61)        0*
-----------------------------
-----------------------------
----------------------------------------------------------
Asian Tigers Fund
Common Share Class
1998      $ 7.60   $ 0.07     $(0.93)    $(0.01)  $ 0.00      $ 0.00    $ 6.73 (11.37)%  $ 28,202   1.67%     0.91%      1.67%
1997       11.91     0.04      (4.32)     (0.02)   (0.01)       0.00      7.60 (35.98)     34,664   1.60      0.50       1.60
1996       10.45     0.02       1.48      (0.04)   (0.02)       0.02     11.91  14.55(B)   33,602   1.54      0.23       1.54
1995        9.47     0.12       0.98      (0.12)    0.00        0.00     10.45  11.61      23,145   1.52      1.38       1.60
1994(2)    10.00     0.03      (0.53)     (0.02)   (0.01)       0.00      9.47  (5.07)     17,860   1.60      0.45       1.71
Common Share Class
1998        0.91%       57%
1997        0.50        42
1996        0.23        24
1995        1.30        28
1994(2)     0.34        13*
-------------------------------------------
-------------------------------------------
--------------------------------------------------------------------------------------
Latin America Equity Fund
Common Share Class
1998      $13.13   $ 0.18     $(4.96)    $(0.15)  $(0.08)     $ 0.00    $ 8.12 (36.33)%  $ 17,993   1.75%     1.38%      1.75%
1997       10.24     0.05       3.54      (0.03)   (0.67)       0.00     13.13  35.50      33,271   1.50      0.56       1.50
1996(3)    10.00    (0.02)      0.26       0.00     0.00        0.00     10.24   2.40      11,490   2.09     (0.55)      2.09
Common Share Class
1998        1.38%       92%
1997        0.56        45
1996(3)    (0.55)       10*
-----------------------------------
-----------------------------------
----------------------------------------------------------------------
Small Cap Value Fund
Common Share Class
1998(4)   $10.00   $ 0.01     $(1.28)    $(0.01)  $ 0.00      $ 0.00+   $ 8.72 (12.68)%  $  8,295   1.53%     0.20%      1.61%
Common Share Class
1998(4)     0.12%       54%*

-------------------------------------------------------------------------------

+Per share was less than $0.005.

(A) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Class would have been 9.87%.

(B) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Class would have been 14.36%.

1.Commenced operations on December 31, 1997. All ratios except the total return for the period have been annualized.

2.Commenced operations on January 3, 1994. All ratios and the total return for the period have been annualized.

3.Commenced operations on July 1, 1996. All ratios and the total return for the period have been annualized.

4.Commenced operations on June 30, 1998. All ratios except the total return for the period have been annualized.

*Not Annualized

More information about the Funds is available without charge through the following:

Statement of
Additional           More detailed information about the Funds is in the
Information          Statement of Additional Information. The Statement of
                     Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

Annual and           These reports list the Fund's holdings and contain
Semi-Annual          information from the Fund's portfolio managers about the
Reports              Fund strategies and recent market conditions and trends.

By Telephone:        Call 1-800-443-4725

By Mail:             Write to the Funds c/o

                     ABN AMRO Funds

                     P.O. Box 60549

                     King of Prussia, PA 19406-0549

On the World         www.abnamrofunds-usa.com
Wide Web:

From the SEC:
                     You can also obtain the Statement of Additional Information, annual and semi-annual reports and other information about Funds from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Room, Washington, D.C. 20549-6009. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.

Investment Advisor: ABN AMRO Asset Management (USA) Inc. 208 South LaSalle Street 4th Floor Chicago, IL 60604-1003

                                        Distributor: First Data Distributors,
                                        Inc. 4400 Computer Drive Westborough,
                                        MA 01581

No one has been authorized to give any information or to make any representations not contained in the Prospectus or Statement of Additional Information in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or First Data Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

For more information, please call 1-800-443-4725.

Prospectus--Investor Shares

May 3, 1999
---------------------------------------------------------

Stock Funds                          Bond Funds


 .Value Fund(US)                      .Fixed Income Fund(US)
 .Growth Fund(US)                     .Intermediate Government Fixed Income
 .Small Cap Growth Fund(US)           Fund(US)
 .Small Cap Value Fund(US)            .Tax-Exempt Fixed Income Fund(US)
                                     .Limited Volatility Fixed Income Fund(US)
 .Real Estate Fund(US)

                                     Money Market Funds
Balanced Fund

                                     .Treasury Money Market Fund(US)
 .Balanced Fund(US)                   .Government Money Market Fund(US)
                                     .Money Market Fund(US)

International Funds                  .Tax-Exempt Money Market Fund(US)

 .International Equity Fund(US)
 .TransEurope Fund(US)
 .Asian Tigers Fund(US)
 .Latin America Equity Fund(US)
 .International Fixed Income Fund(US)

--------------------------------------------------------------------------------

This Prospectus gives you important information about ABN AMRO Funds that can help you decide if a Fund's investment goals match your own. Please read it carefully before you invest, and keep it on hand for future reference.

Investor Shares are offered to individuals and institutional investors through intermediaries, such as banks, broker-dealers and other financial institutions.

The Securities and Exchange Commission (SEC) has not approved or disapproved of these shares or determined whether this Prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

For more information, please call 1-800-443-4725 or visit the Funds' website at www.abnamrofunds-usa.com.

                                       .
Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please
see:

 Value Fund(US)                                  5
 Growth Fund(US)                                 7
 Small Cap Growth Fund(US)                       9
 Small Cap Value Fund(US)                       11
 Real Estate Fund(US)                           13
 Balanced Fund(US)                              15
 International Equity Fund(US)                  19
 TransEurope Fund(US)                           21
 Asian Tigers Fund(US)                          23
 Latin America Equity Fund(US)                  26
 International Fixed Income Fund(US)            29
 Fixed Income Fund(US)                          32
 Intermediate Government Fixed Income Fund(US)  35
 Tax-Exempt Fixed Income Fund(US)               37
 Limited Volatility Fixed Income Fund(US)       39
 Treasury Money Market Fund(US)                 42
 Government Money Market Fund(US)               44
 Money Market Fund(US)                          46
 Tax-Exempt Money Market Fund(US)               48

If you would like more information
about the following topics, please
see:

The Risks of Investing in Mutual   3
 Funds
The Stock Funds                    4
The International Funds           18
The Bond Funds                    31
The Money Market Funds            41
More Information about risk       50
Guidance on opening and           54
 maintaining an account in any
 Fund
Information about receiving       58
 dividends
 and distributions from the
 Funds
A general guide to important tax  58
 issues
 and considerations
Information about the investment  59
 advisor
Information about the             63
 Distribution
 (12b-1) Plan
Detailed information about        64
 historical
 Fund performance
Additional information            See Back
                                   Cover

ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by First Data Distributors, Inc., which is not a bank affiliate.

 .......................

 What are Fund Goals
 and Strategies?

 Each Fund's goal is
 a statement of what
 it seeks to
 achieve. It is im-
 portant to make
 sure that the ob-
 jective matches
 your own financial
 needs and circum-
 stances. The Prin-
 cipal Investment
 Strategies section
 describes how each
 Fund attempts to
 meet its objective.

 .......................
                                       .
 ................................................................................
 ................................................................................

The Risks of Investing in Mutual Funds ____________________________________

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching its goal. We cannot guarantee that a Fund will achieve its goal, and a Fund's goal may be changed without shareholder approval. Each Fund invests in different types of securities. As a result, each Fund has its own risks.

The Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. The Advisor's judgements about the securities markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance. In addition, the Advisor may need to change the Fund's investment strategy in response to changing market or economic conditions.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. Fund share prices (except the Money Market Funds) will change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

As used in any sentence in this Prospectus, the term "primarily invests" means that a Fund, under normal circumstances, invests at least 65% of its assets in the securities described in that sentence.

                                       .
THE STOCK FUNDS ________________________________________________________________

The Stock Funds invest in common stocks and other equity securities. These include public and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Stock Fund's equity securities may fluctuate drastically from day-to-day. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments, or even year 2000 issues. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

The Stock Funds have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the Stock Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, the Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

Each Stock Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
VALUE FUND (US)

________________________________________________________________________________


Investment Goal      High level of total return through capital appreciation
                     and current income


Principal
Investment           The Value Fund invests in common stocks and other equity
Strategies           securities of U.S. companies with market capitalizations
                     greater than $1 billion. Further, the Fund primarily invests in securities that are undervalued relative to those of the average large U.S. company based on one or more of the following criteria:

                         . lower than average price to earnings ratios;

                         . lower than average price to book value ratios;

                         . lower than average price to sales ratios;

                         . lower than average price to cash flow ratios; or

                         . higher than average dividend yield.

                     Generally, stocks may be undervalued because:

                         . they are out of favor with investors;

                         . they may have disappointed investors in some way;
                           or
                         . investors think that the prospects for the industry
                           or economic sector are uninteresting.
                     By investing in undervalued securities with quality earnings and combining this with improving momentum factors (such as price movements), the Fund tries to provide better return, over the long-term, than other value-style managers.


Principal Risk of    The Fund's large-cap, value-style securities are
Investing in this    cyclical. So, in addition to the general risks of
Fund                 investing in any Stock Fund, this Fund's large-cap,
                     value-style securities may underperform mid-cap, small-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
0.20%    31.72%   20.09%   30.20%   4.66%

                                   Best Quarter
                                   -------------
                                      15.67%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -18.40%
                                      9/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year 3 Years 5 Years Since Inception
               ------ ------- ------- ---------------
Value Fund      4.66% 17.84%  16.56%      14.55%*
S&P 500 Index  28.74% 28.27%  24.08%      21.75%*

* Fund inception (3/26/93). Index inception computed from (3/30/93).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .48%
--------------------------------------------
Total Annual Fund Operating Expenses   1.53%
--------------------------------------------

EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $156                   $483                                  $834                                  $1,824

                                       .
GROWTH FUND(US)

________________________________________________________________________________


Investment Goal      High level of total return primarily through capital
                     appreciation


Principal
Investment           The Growth Fund invests in common stocks and other equity
Strategies           securities of U.S. companies. Further, the Fund primarily
                     invests in companies that, in the Advisor's opinion, have strong prospects for capital appreciation through earnings growth. The Advisor chooses investments by focusing on companies with above average earnings growth rates. The Advisor seeks a fundamental understanding of each company, using a combination of valuation and momentum factors which may include:
                        . valuation
                        . price appreciation

                        . positive earnings changes

                        . earnings surprises
                        . accelerated earnings
                        . price strength over time

                     In addition, the Advisor focuses on companies that have a competitive advantage in their industry or market niche. The Advisor uses a bottom-up approach (emphasis on individual industries and companies) to select investments and diversifies the Fund's assets broadly across industry sectors. In selecting investments, the Advisor combines quantitative screens that focus on earnings consistency and momentum with fundamental understandings of the companies that focus on the dynamics of the company.


Principal Risk of    In addition to the general risks of investing in any
Investing in this    Stock Fund, the Fund's growth-style securities may
Fund                 underperform value-style securities or the equity markets
                     as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-2.42%   31.29%   21.41%   23.65%   29.52%

                                   Best Quarter
                                   -------------
                                      26.30%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -14.15%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year 3 Years 5 Years Since Inception
               ------ ------- ------- ---------------
Growth Fund    29.52% 24.81%  20.03%      17.03%*
S&P 500 Index  28.74% 28.27%  24.08%      21.85%*

* Fund inception (3/8/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .47%
--------------------------------------------
Total Annual Fund Operating Expenses   1.52%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $155                   $480                                  $829                                  $1,813

                                       .
SMALL CAP GROWTH FUND(US) (formerly, the Small Cap Fund)

________________________________________________________________________________


Investment Goal      High level of total return primarily through capital
                     appreciation


Principal
Investment           The Small Cap Growth Fund primarily invests in common
Strategies           stocks and other equity securities of domestic companies
                     that have smaller capitalization levels (market capitalizations of less than $1.5 billion) and that the Advisor believes have strong prospects for capital appreciation through earnings growth. In selecting investments for the Fund, the Advisor reviews a company's sales and earnings growth rates, and evaluates the strength of its balance sheet. The Advisor seeks investments that have above average sales growth, earnings growth or return on equity relative to their industry peers. Although the Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Advisor diversifies broadly across industry sectors. The Fund also focuses on companies that the Advisor believes have a competitive advantage in their industry or market niche.


Principal Risks      In addition to the general risks of investing in any
of Investing in      Stock Fund, this Fund is subject to the risks of
this Fund            investing in small-cap companies. Investments in small-
                     cap companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                     The Fund is subject to the risk that its small-cap, growth-style securities may underperform mid-cap, large-cap or value-style securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

                     Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-6.54%   31.73%   19.18%   15.45%   -7.25%

                                   Best Quarter
                                   -------------
                                      19.02%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -24.16%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 2000 Growth Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with above-average growth orientation.

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
Small Cap Growth Fund      -7.25%  8.47%   9.46%       9.60%*
Russell 2000 Growth Index   1.23%  8.35%  10.22%      11.58%*

* Fund inception (4/12/93). Index inception computed from (3/31/93).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .65%
--------------------------------------------
Total Annual Fund Operating Expenses   1.70%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $173                   $536                                  $923                                  $2,009

                                       .

SMALL CAP VALUE FUND (US)

_______________________________________________________________________________


Investment Goal     High level of total return primarily through capital
                    appreciation


Principal
Investment          The Small Cap Value Fund primarily invests in undervalued
Strategies          common stocks and other equity securities of domestic


                    companies with smaller capitalization levels (market capitalizations of less than $1.5 billion). In selecting investments for the Fund, the Advisor focuses on undervalued investments based on such measures as price/earnings, price/cash flow, price/book and price/sales ratios. The Advisor typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, such as price/earnings and price/cash flows ratios. In further evaluating the attractiveness of an investment, the Advisor considers business conditions in the company's industry and its competitive position in that industry. The Advisor conducts fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements and meeting with top-level company executives. While broadly diversifying the Fund's assets across many industry sectors, the Advisor seeks companies with strong profit prospects and returns on capital. [/R]


Principal Risks     In addition to the general risks of investing in any Stock
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           small-cap companies. Investments in small-cap companies
                    involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                    The Fund's small-cap, value-style securities may underperform mid-cap, large-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses/1/                      1.39%
--------------------------------------------
Total Annual Fund Operating Expenses   2.44%
Fee Waiver/2/                          -.55%
--------------------------------------------
Net Expenses                           1.89%
--------------------------------------------

/1/Since the Fund has not completed a full fiscal year, Other Expenses are based on estimated amounts for the current fiscal year.

/2/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to .07% of the Fund's net assets.

                                       .
EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year                                                  3 Years
               ------                                                  -------
               $192                                                     $708

Prior Performance of a Managed Account _________________________________________

The performance information on the following pages relates to an account managed by Mr. Edwin Bruere, who currently serves as lead portfolio manager of the Fund. The account has an investment objective, policies and restrictions substantially similar to that of the Fund. Mr. Bruere has also managed other accounts with similar investment objectives, policies and restrictions as that of the Fund; however, the performance information below reflects the account with the longest performance history.

This account was not subject to certain investment limitations, requirements, and other restrictions imposed by the Investment Company Act of 1940 Act and the Internal Revenue Code. If these had been imposed, the account's performance would have been adversely affected. Furthermore, the account belongs to an affiliate of the Advisor and was funded with the affiliate's own money. As a proprietary account, it did not incur any expenses, such as the advisory, administrative, and other fees to which the Fund is subject. If the account had incurred these expenses, its performance would have been lower.

You should not rely on the following performance information as an indication of future performance of the Fund. The performance reflected below does not represent the historical performance of the Fund. The performance information relates to a period of time before the effective date of the Fund's registration with the SEC as an open-end investment company.

The performance information below represents equity-only returns and assumes reinvestment of net income and capital gain distributions. The Fund normally holds a portion of its assets in cash to meet redemptions and make purchases. Unlike the Fund, the account did not hold any cash during the period shown. If it had, the account's performance would have been lower. Since the period shown occurred during a rising market, the absence of cash in the account results in even higher returns. The performance information is calculated using the same methods for valuation of portfolio securities used by the Fund.

                                                     Russell 2000
         Period Ended                                 Small Cap
         May 31, 1998                        Account Value Index*
         ---------------------------------   ------- ------------
       Since Inception (January 1, 1997)     44.06%     25.79%
       12 Month (May 31, 1997-May 31, 1998)  48.10%     26.66%
       Year Ended 12/31/97                   52.67%     31.78%

* The Russell 2000 Small Cap Value Index shows total return assuming the reinvestment of dividends but does not reflect the deduction of fees, expenses and taxes. Source: Frank Russell Company. The Russell 2000 Small Cap Value Index is comprised of securities in the Russell 2000 Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-earnings ratios.

                                       .
REAL ESTATE FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return, a combination of growth and
                    income


Principal
Investment          The Real Estate Fund primarily invests in real estate
Strategies          investment trusts, and common stocks and other equity
                    securities of U.S. and foreign companies principally engaged in the real estate industry. The Fund does not invest in real estate directly.

                    In selecting investments for the Fund, the Advisor analyzes long-term trends in property types and geographic regions. The Advisor attempts to identify long-term patterns in the real estate industry through a combination top-down (emphasis on markets and sectors) and bottom-up (emphasis on individual industries and companies) approach. In the top-down approach, the Advisor analyzes demographic and economic trends, and reviews the real estate cycle to determine which geographic regions and property types will receive focus. In the bottom-up approach, the Advisor researches individual companies. The Advisor focuses on companies where management has a stake in the company's performance and that have strong balance sheets and/or consistent earnings, and monitors both internal growth prospects for each company and growth from acquisitions or development.


Principal Risks
of Investing in     In addition to the general risks of investing in a Stock
this Fund           Fund, the Fund is subject to the risk of concentrating its investments in the real estate industry, which includes the risk that the real estate industry will underperform other industries, as well as the risk that issuers in the real estate industry will be impacted by market conditions, legislative or regulatory changes, or competition. In addition, there are risks associated with the direct ownership of real estate, including the cyclical nature of real estate values, overbuilding and increased competition, increases in property taxes and operating expenses, and increases in interest rates.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                    Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investment in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in Common Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Common Shares are not offered in this Prospectus. The performance of the Fund's Investor Shares would have substantially similar performance because the shares are invested in the same portfolio securities. The performance of the Common and Investor Shares would differ slightly, however, due to differences in expenses.

 1998
------
-12.35%

                                   Best Quarter
                                   -------------
                                      -0.09%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -8.28%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 2000 Index and Morgan Stanley REIT Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 93 REITs that exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

                           Since Inception
                           ---------------
Real Estate Fund               -12.35%*
Russell 2000 Index              -2.55%*
Morgan Stanley REIT Index      -16.90%*

* Fund inception and index inceptions computed from (12/31/97).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                         1.67%
--------------------------------------------
Total Annual Fund Operating Expenses   2.92%
--------------------------------------------
Fee Waivers/1/                         -.89%
--------------------------------------------
Net Expenses                           2.03%
--------------------------------------------

/1/ The Advisor and Administrator have agreed to waive their fees through April
 2000 in amounts necessary to limit advisory and administration fees to .70% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$206                    $820                                 $1,460                                 $3,179

                                       .
BALANCED FUND(US)

________________________________________________________________________________


Investment Goal      Favorable total rate of return through current income and
                     capital appreciation consistent with preservation of capital


Principal
Investment           The Balanced Fund invests in domestic and foreign stocks,
Strategies           bonds and cash. The Advisor allocates the Fund's assets
                     broadly among common and preferred stocks, convertible securities, corporate bonds, U.S. government obligations and mortgage-backed securities. Although the Advisor focuses the Fund's fixed income securities on securities rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called
                     "investment grade"), the Fund may invest in lower rated securities (commonly called "high yield" or "junk" bonds). In allocating the Fund's assets, the Advisor uses a multi-tiered diversification strategy. The Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities (i.e., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy).
                     Then, the Advisor allocates assets invested in stocks between U.S. and foreign stocks, further allocating assets invested in U.S. stocks among large and small cap stocks. The Advisor also allocates assets invested in large-cap stocks between growth and value styles. The
                     Advisor believes that this multi-tiered approach allows the Fund to provide investors with added value while reducing the effects of market swings as investment strategies and styles go in and out of favor.

                     There are no restrictions on the average maturity of the Fund's fixed income securities Maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. or the maturity of any single fixed income investment. Although the Advisor focuses on bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.


Principal Risks      The Fund is subject to the risk that its allocation of
of Investing in      assets between stocks and fixed income securities may
this Fund            underperform other allocations.

                     Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

                                       .

                     The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. High yield bonds involve greater risk of default, or price declines than investment-grade securities. The market prices of these securities can change significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                     The Fund may invest in mortgage-backed securities (and collateralized mortgage obligations, a type of mortgage-backed security). Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                     The Fund is subject to additional risks, which are discussed in the Statement of Additional Information.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994    1995     1996     1997     1998
 ----    -----    -----    -----    ----
-2.29%   21.52%   12.86%   21.80%   9.72%

                                   Best Quarter
                                   -------------
                                      12.86%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -11.82%
                                      9/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 3000 Index and Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000 Index is a widely recognized index of the 3000 largest U.S. companies based on market capitalization. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                     1 Year 3 Years 5 Years Since Inception
                                     ------ ------- ------- ---------------
Balanced Fund                         9.72% 14.68%  12.36%       11.16%*
70% Russell 3000 Index / 30% Lehman
Brothers Aggregate Bond Index        19.50% 20.28%  17.76%       16.56%*

* Fund inception (3/9/93). Index inceptions computed from (2/28/93).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .70%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .55%
--------------------------------------------
Total Annual Fund Operating Expenses   1.50%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $153                   $474                                  $818                                  $1,791

                                       .
THE INTERNATIONAL FUNDS ________________________________________________________

Because the International Funds invest in foreign markets, either directly or indirectly, each of these Funds is subject to the market and economic risks in these foreign markets, including year 2000 issues. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Investing in foreign countries poses distinct risks, since events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. Diplomatic, political, or economic developments, including nationalization or appropriation, also could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar and in exchange control regulations may affect (positively or negatively) the value of a Fund's investments and the dividends from those securities. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. Investments in foreign securities denominated in foreign currencies involve additional risks. For example, Funds may incur substantial costs in connection with conversions between various currencies. The Funds typically do not engage in hedging transactions, and the Advisor may choose not to hedge under certain market or economic conditions. Further, a Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position, particularly with respect to Latin American and Asian markets.

The International Funds, except the Asian Tigers, Latin America Equity and International Fixed Income Funds, have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the International Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, these Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

Each International Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
INTERNATIONAL EQUITY FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return through capital appreciation
                    and current income


Principal
Investment          The International Equity Fund primarily invests in common
Strategies          stocks and other equity securities of foreign companies.
                    The Fund focuses on developed countries in Europe, Australia and the Far East. The Advisor diversifies the
                    Fund's investments across three or more foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting investments for the Fund, the Advisor uses a bottom-up approach to identify attractive industries and companies in various countries. The Advisor adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the Advisor may not necessarily spread the Fund's investments among more than three foreign countries, the Advisor intends to diversify the Fund's investments among various countries in an effort to reduce risks.


Principal Risks     In addition to the general risks of investing in an
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    On January 1, 1999, various European countries implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the ongoing conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The ongoing conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
3.08%    13.79%   9.85%    4.28%    24.87%

                                   Best Quarter
                                   -------------
                                      22.33%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -13.91%
                                       9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
International Equity Fund  24.87% 12.67%  10.90%      12.25%*
MSCI EAFE Index            20.00%  9.00%   9.19%      11.16%*

* Fund inception (4/12/93). Index inception computed from (3/31/93).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .56%
--------------------------------------------
Total Annual Fund Operating Expenses   1.81%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $184                   $569                                  $980                                  $2,127

                                       .
TRANSEUROPE FUND (US) (not currently available for purchase)

________________________________________________________________________________


Investment Goal      High level of total return through capital appreciation
                     and current income


Principal
Investment           The TransEurope Fund primarily invests in common stocks
Strategies           and other equity securities of companies headquartered or
                     based in European countries. The Fund's investments are diversified among issuers located in various European countries, such as Belgium, Denmark, France, Germany,
                     Italy and Finland. The Fund focuses on developed countries, but may invest in countries with emerging markets, such as Hungary, Poland and Slovakia.


                     In addition to the general risks of investing in an
Principal Risks      International Fund, this Fund is subject to the risks
of Investing in      associated with equity investing. Investments in equity
this Fund            securities in general are subject to market risks that
                     may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                     Since the Fund's investments are focused on securities of issuers located in Europe, the Fund is subject to the risk that securities of companies headquartered or based in Europe will underperform the equity markets as a whole, as well as the risk that issuers in Europe will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic, or other developments in Europe. Government regulation and restriction in many European countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments, affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                     On January 1, 1999, various European countries implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the ongoing conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

                                       .

                    The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses*                         .54%
--------------------------------------------
Total Annual Fund Operating Expenses   1.79%
--------------------------------------------

* Since the Fund has not started operations, Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

             1 Year                                                    3 Years
             ------                                                    -------
              $182                                                      $563

                                       .
ASIAN TIGERS FUND (US)
--------------------------------------------------------------------------------


Investment Goal      Capital Appreciation


Principal
Investment           The Asian Tigers Fund primarily invests in common stocks
Strategies           and other equity securities of companies headquartered or
                     based in Asian countries (other than Japan). The Advisor diversifies the Fund's investments among various Asian countries, such as Hong Kong, Singapore, South Korea,
                     Thailand, Taiwan and Indonesia, some of which have emerging markets. The Fund does not intend to invest in Japan. The Advisor allocates the Fund's investments according to the relative attractiveness of the countries and within those, the relative attractiveness of the stocks. At the same time the Fund is managed in an effort to reduce risk. In selecting investments for the Fund, the Advisor evaluates each company using a combined top-down (emphasis on market and sectors) and bottom-up
                     (emphasis on individual industries and companies) approach. The Advisor tries to identify large capitalization liquid companies with growth potential.

Principal Risks      In addition to the general risks of investing in any
of Investing in      International Fund, this Fund is subject to the risks
this Fund            associated with equity investing. Investments in equity
                     securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                     Since the Fund's investments are focused on securities of issuers located in Asia, the Fund is subject to the risk that securities of companies headquartered or based in Asia will underperform the equity markets as a whole, as well as the risk that issuers in Asia will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Asia. Government regulation and restrictions in many Asian countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                     The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing (e.g., South Korea, Thailand). With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1995     1996     1997     1998
 ----     ----     ----     ----
11.18%   14.21%   -36.25%   -11.89%

                                   Best Quarter
                                   -------------
                                      26.57%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -28.57%
                                      6/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International
(MSCI) All Asia Free ex-Japan Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI All Asia Free ex-Japan Index is a widely recognized index that tracks seven Pacific Basin countries, excluding Japan, and represents only those securities that are available for investment by international investors.

                                   1 Year  3 Years Since Inception
                                   ------- ------- ---------------
Asian Tigers Fund                  -11.89% -13.75%      -7.57%*
MSCI All Asia Free ex-Japan Index   -7.79% -15.39%     -12.15%*

* Fund inception (1/12/94). Index inception computed from (12/31/93).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .84%
--------------------------------------------
Total Annual Fund Operating Expenses   2.09%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $212                   $655                                 $1,124                                 $2,421

                                       .

LATIN AMERICA EQUITY FUND(US)

--------------------------------------------------------------------------------


Investment Goal      Long-term capital appreciation


Principal
Investment           The Latin America Equity Fund primarily invests in common
Strategies           stocks and other equity securities of companies
                     headquartered or based in Latin American countries. In an effort to reduce risk, the Advisor diversifies the Fund's investments among economic sectors. In selecting investments for the Fund, the Advisor seeks to benefit from economic and other developments in Latin America.
                     The Advisor tries to identify companies with long-term growth prospects whose securities are trading at reasonable prices. The Advisor considers a company's competitive advantages and its ability to sustain earnings growth in comparison to its peers. The Advisor selects the Fund's investments using a combination of top-down (emphasis on market and sectors) and bottom-up
                     (emphasis on individual industries and companies) approaches, with an emphasis on the latter. The Advisor diversifies the Fund's investments among various Latin
                     American countries, such as Argentina, Brazil, Chile,
                     Colombia, Mexico, Peru and Venezuela.


Principal Risks      In addition to the general risks of investing in any
of Investing in      International Fund, this Fund is subject to the risks
this Fund            associated with equity investing. Investments in equity
                     securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                     Since the Fund's investments are focused on securities of issuers located in Latin America, the Fund is subject to the risk that Latin American securities will underperform the equity markets as a whole, as well as the risk that issuers in Latin America will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Latin America. Government regulation and restrictions in many Latin American countries may limit the amount and extent of the Fund's investments in those countries. Regional economies are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                    The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing (e.g., Peru, Venezuela). With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in Common Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Common Shares are not offered in this Prospectus. The performance of the Fund's Investor Shares would be substantially similar because the shares are invested in the same portfolio securities, but would differ slightly, however, due to differences in expenses.

The bar chart shows changes in the Fund's performance from year to year.

 1997     1998
 ----     ----
35.50%   -36.33%

                                   Best Quarter
                                   -------------
                                      22.73%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -32.83%
                                       9/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International Emerging Markets Latin America Free Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Latin America Free Index is a widely recognized index of stocks from Latin American countries.

                                                1 Year  Since Inception
                                                ------- ---------------
Latin America Equity Fund                       -36.33%         - 4.82%*
MSCI Emerging Markets Latin America Free Index  -35.11%          -4.63%*

* Fund inception (7/1/96). Index inception computed from (6/30/96).



Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                         1.16%
--------------------------------------------
Total Annual Fund Operating Expenses   2.41%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $244                   $751                                 $1,285                                 $2,746

                                       .
INTERNATIONAL FIXED INCOME FUND (US)

_______________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal     High level of total return, relative to funds with like
                    investment goals, measured in U.S. dollar terms, from income and capital appreciation

                              [LOGO APPEARS HERE]

Principal
Investment          The International Fixed Income Fund primarily invests in
Strategies          debt securities of foreign companies and debt securities
                    issued by foreign governments (commonly called sovereign debt). In selecting investments for the Fund, the Advisor manages currency, interest rates, yield curve and credit exposure in an effort to maximize returns. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                              [LOGO APPEARS HERE]

Principal Risks
of Investing in     In addition to the general risks of investing in any
this Fund           International Fund, this Fund is subject to the risks of
                    investing in corporate debt and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa.
                    Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest are more speculative.

                    Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                    Although the International Funds typically do not engage in hedging activities, this Fund may do so occasionally.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-1.71%   20.68%   2.62%    -6.16%   14.84%

                                   Best Quarter
                                   -------------
                                      11.96%
                                      3/31/95

                                   Worst Quarter
                                   -------------
                                      -6.06%
                                      3/31/97

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the J.P. Morgan Global Non-U.S. Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan Global Non-U.S. Government Bond Index is a widely recognized index of bonds issued by governments other than the U.S.

                                        1 Year 3 Years 5 Years Since Inception
                                        ------ ------- ------- ---------------
International Fixed Income Fund         14.84%  3.41%   5.58%       5.61%*
J.P. Morgan Global Non-U.S. Government
Bond Index                              18.28%  6.21%   8.77%       8.70%*

* Fund inception (4/26/93). Index inception computed from (4/30/93).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                         1.01%
--------------------------------------------
Total Annual Fund Operating Expenses   2.06%
--------------------------------------------
Fee Waiver/1/                          -.05%
--------------------------------------------
Net Expenses                           2.01%
--------------------------------------------

/1/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to
 .10% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $204                   $641                                 $1,104                                $2,386

                                       .
THE BOND FUNDS ________________________________________________________________

The Bond Funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness and even year 2000 readiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Lower rated securities are also volatile, since the prospects for repayment of principal and interest are more speculative.

Each Bond Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
FIXED INCOME FUND (US)

________________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal      High level of total return, relative to funds with like
                     investment goals, from income, and to a lesser degree, capital appreciation

                              [LOGO APPEARS HERE]

Principal
Investment           The Fixed Income Fund primarily invests in debt
Strategies           securities, such as corporate bonds and U.S. Treasury and
                     government agency obligations, mortgage-backed securities and asset backed securities. In selecting investments for the Fund, the Advisor seeks securities that show improving fundamentals not yet reflected in their price.
                     The Advisor broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S.
                     government securities, in an effort to reduce risk.

                     The Advisor actively manages four key components of portfolio risk:

                        .  Duration (the sensitivity of a bond's price changes
                            in interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                        .  Yield curve (the range of yields offered from short
                            term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                        .  Sector allocation (the percentage of assets in
                            corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                        .  Security selection is based on a fundamental
                            understanding of each holding including credit analysis, market value and price volatility.

                     There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade securities with intermediate to long maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. In addition, the Fund may invest in fixed income securities rated below investment grade (commonly called "high yield" or "junk" bonds).

                              [LOGO APPEARS HERE]

Principal Risks
of Investing in      In addition to the general risks of investing in any Bond
this Fund            Fund, this Fund is subject to the risks of investing in
                     U.S. government and mortgage-backed securities. Although investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
                     government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. High yield bonds involve greater risk of default, or price declines than investment-grade securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                                       .

                     Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                     Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return oportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-3.97%   17.40%   3.24%    8.92%    6.81%

                                   Best Quarter
                                   -------------
                                       5.85%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                      -2.94%
                                      3/31/94


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.


                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Fixed Income Fund                      6.81%   6.30%   6.25%     6.37%*
Lehman Brothers Aggregate Bond Index   8.69%   7.29%   7.27%     7.24%*

* Fund inception (3/12/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .48%
--------------------------------------------
Total Annual Fund Operating Expenses   1.33%
--------------------------------------------
Fee Waivers/1/                         -.15%
--------------------------------------------
Net Expenses                           1.18%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $120                   $407                                  $714                                  $1,588

                                       .
INTERMEDIATE GOVERNMENT FIXED INCOME FUND (US)

_______________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal     High level of total return, relative to funds with like
                    investment goals, consistent with preservation of capital, from income and, to a lesser degree, capital appreciation

                              [LOGO APPEARS HERE]

Principal
Investment          The Fund invests substantially all of its assets in U.S.
Strategies          government obligations, including U.S. Treasury
                    obligations, U.S. government agency securities and mortgage-backed securities issued by such agencies. The
                    Advisor anticipates that, under normal circumstances, the Fund's dollar-weighted average maturity will range from three to ten years.

                    The Advisor actively manages four key components of portfolio risk:

                       . Duration (the sensitivity of a bond changes in
                          interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       . Yield curve (the range of yields offered from short
                          term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       . Sector allocation (the percentage of assets in
                          Treasuries, mortgage-backed securities, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       . Security selection is based on a fundamental
                          understanding of each holding including market value and price volatility.

                              [LOGO APPEARS HERE]

Principal Risks
of Investing in     In addition to the general risks of investing in any Bond
this Fund           Fund, this Fund is subject to the risks of investing in
                    U.S. government and mortgage-backed securities issued by such agencies. Although investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others have an implied backing, plus the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                    Mortgage-backed securities (including collateralized mortgage obligations, a type of mortgage-backed security) are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk. The Advisor actively manages this risk.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-3.03%   13.59%   3.30%    7.88%    7.56%

                                   Best Quarter
                                   -------------
                                       4.65%
                                      9/30/98

                                   Worst Quarter
                                   -------------
                                      -2.48%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Intermediate Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely recognized index of U.S. Treasury securities, U.S. government agency obligations and corporate bonds backed by the U.S. government.

                                         1 Year 3 Years 5 Years Since Inception
                                         ------ ------- ------- ---------------
Intermediate Government Fixed Income
Fund                                     7.56%   6.16%   5.67%       5.38%*
Lehman Brothers Intermediate Government
Bond Index                               8.49%   6.73%   6.45%       6.35%*

*Fund inception (4/12/93). Index inception computed from (3/31/93).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .64%
--------------------------------------------
Total Annual Fund Operating Expenses   1.49%
--------------------------------------------
Fee Waivers/1/                         -.15%
--------------------------------------------
Net Expenses                           1.34%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $136                   $456                                  $799                                  $1,767

                                       .
TAX-EXEMPT FIXED INCOME FUND (US)

_______________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal     High level of total return, relative to funds with like
                    investment goals, from income, consistent with preservation of capital

                              [LOGO APPEARS HERE]

Principal
Investment          The Tax-Exempt Fixed Income Fund primarily invests in debt
Strategies          securities and invests at least 80% of its net assets in
                    securities that pay income exempt from Federal income and alternative minimum taxes. The issuers of these securities may be located in any U.S. state, territory or possession.
                    The Advisor varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. In selecting investments for the Fund, the Advisor focuses on securities of municipal issuers with improving credit while limiting risk as much as possible.

                    There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor focuses on investment grade securities with intermediate to longer-term securities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                    The Advisor actively manages four key components of portfolio risk:

                       . Duration (the sensitivity of a bond changes in
                          interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       . Yield curve (the range of yields offered from short
                          term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       . Sector allocation (the percentage of assets in
                          securities issued to fund housing projects, airports or hospitals, for example) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       . Security selection is based on a fundamental
                          understanding of each holding including credit analysis, market value and price volatility.

                              [LOGO APPEARS HERE]

Principal Risks
of Investing in     In addition to the general risks of investing in any Bond
this Fund           Fund, this Fund is subject to the risks of investing in
                    municipal securities. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating or year 2000 difficulties of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-5.27%   15.43%   2.70%    9.11%    5.31%

                                   Best Quarter
                                   -------------
                                       5.89%
                                      3/31/95

                                   Worst Quarter
                                   -------------
                                      -5.50%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Municipal Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely recognized index of municipal bonds with maturities of at least one year.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Tax-Exempt Fixed Income Fund          5.31%   5.67%   5.23%       5.26%*
Lehman Brothers Municipal Bond Index  6.48%   6.69%   6.23%       6.56%*

*Fund inception (3/9/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .67%
--------------------------------------------
Total Annual Fund Operating Expenses   1.52%
--------------------------------------------
Fee Waivers/1/                         -.15%
--------------------------------------------
Net Expenses                           1.37%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $139                   $466                                  $815                                  $1,800

                                       .
LIMITED VOLATILITY FIXED INCOME FUND(US) (not currently available for purchase)

_______________________________________________________________________________

Investment Goal     High level of current income, consistent with relative
                    stability of principal

Principal
Investment          The Limited Volatility Fixed Income Fund primarily invests
Strategies          in a diversified portfolio of investment grade corporate
                    bonds, U.S. government agency securities, municipal securities and sovereign debt securities. Under normal circumstances, the Fund's dollar-weighted average maturity will be less than six years.

Principal Risks     In addition to the general risks of investing in any Bond
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           municipal securities, foreign securities and sovereign
                    debt.

                    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                    Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                    Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                                       .

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses/1/                       .24%
--------------------------------------------
Total Annual Fund Operating Expenses   1.09%
--------------------------------------------
Fee Waiver/2/                          -.10%
--------------------------------------------
Net Expenses                            .99%
--------------------------------------------

/1/Since the Fund has not started operating, Other Expenses are based on estimated amounts for the current fiscal year.

/2/The Advisor has agreed to waive its fees through April 2000 in amounts necessary to limit advisory fees to .50% of the Fund's net assets.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year                                                  3 Years
               ------                                                  -------
                $101                                                    $337

                                       .
THE MONEY MARKET FUNDS ________________________________________________________

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

Each Money Market Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
TREASURY MONEY MARKET FUND (US)

________________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income

                              [LOGO APPEARS HERE]

Principal
Investment           The Treasury Money Market Fund invests substantially all
Strategies           of its assets in high-quality U.S. Treasury money market
                     instruments, repurchase agreements involving these obligations, and shares of money market funds that invest in U.S. Treasury obligations. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,
                        . market conditions, and
                        . liquidity needs.

                     The Advisor adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

                              [LOGO APPEARS HERE]

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. In addition, although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
3.32%    5.02%    4.54%    4.70%    4.64%

                                   Best Quarter
                                   -------------
                                       1.28%
                                      6/30/95
                                   Worst Quarter
                                   -------------                         -----
                                       .59%
                                      3/31/94


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC U.S. Treasury Average. An average measures the share prices of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                            1 Year 3 Years 5 Years Since Inception
                            ------ ------- ------- ---------------
Treasury Money Market Fund  4.64%   4.63%   4.44%       4.15%*
IBC U.S. Treasury Average   4.65%   4.73%   4.60%       4.33%*

*Fund inception (3/25/93). Average inception computed from (3/30/93).

To obtain the Fund's current yield, please call 1-800-443-4752.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .35%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .46%
--------------------------------------------
Total Annual Fund Operating Expenses   1.06%
--------------------------------------------
Fee Waivers/1/                         -.23%
--------------------------------------------
Net Expenses/2/                         .83%
--------------------------------------------

/1/ The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .20% and
 .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

/2/ After voluntary waivers, net expenses are .58%. Voluntary waivers may be discontinued at any time.

EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $85                    $314                                  $562                                  $1,273

                                       .
GOVERNMENT MONEY MARKET FUND (US)

________________________________________________________________________________

                                  [ICON LOGO]

Investment Goal
                     To provide as high a level of current income as is consistent with the preservation of capital and liquidity

                                  [ICON LOGO]

Principal
Investment           The Government Money Market Fund invests 100% of its
Strategies           assets in U.S. government money market instruments, such
                     as U.S. Treasury obligations and U.S. government agency securities, and repurchase agreements involving these instruments. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,

                        . market conditions, and

                        . liquidity needs.

                     The Advisor monitors the Fund's investments and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

                                  [ICON LOGO]

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

1994     1995     1996     1997     1998
----     ----     ----     ----     ----
3.63%    5.33%    4.82%    5.05%    4.91%



                                   Best Quarter
                                   -------------
                                       1.34%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                       .68%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Government Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Government Money Market Fund  4.91%   4.93%   4.75%       4.50%*
IBC Total Government Average  4.97%   4.97%   4.81%       4.55%*

*Fund inception (4/22/93). Average inception computed from (4/30/93).

To obtain the Fund's current yield, please call 1-800-443-4725.


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .20%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .44%
--------------------------------------------
Total Annual Fund Operating Expenses    .89%
--------------------------------------------
Fee Waiver/1/                          -.08%
--------------------------------------------
Net Expenses/2/                         .81%
--------------------------------------------

/1/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to .07% of the Fund's net assets.

/2/After voluntary waivers, net expenses are .63%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $83                    $276                                  $485                                  $1,089

                                       .
MONEY MARKET FUND (US)

________________________________________________________________________________

Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity

Principal
Investment           The Money Market Fund invests substantially all of its
Strategies           assets in high quality money market instruments issued by
                     corporations, banks and the U.S. government or its agencies or instrumentalities, as well as repurchase agreements involving these investments. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,

                        . market conditions, and

                        . liquidity needs.

                     The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve ( the range of yields offered).

Principal Risks
of Investing in      An investment in the Fund is subject to the risk that the
This Fund            Fund's yield will decline due to falling interest rates.
                     A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, the Fund is subject to the risk that an issuer will be unable to make timely payments of principal or interest. Changes in the credit ratings of issuers could affect the Fund's share price. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
3.71%    5.38%    4.87%    5.12%    4.97%

                                   Best Quarter
                                   -------------
                                       1.35%
                                      6/30/95
                                   Worst Quarter
                                   -------------
                                       .69%
                                      3/31/94


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Taxable Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.


                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
Money Market Fund          4.97%   4.99%   4.81%       4.54%*
IBC Total Taxable Average  5.04%   5.04%   4.87%       4.57%*

* Fund inception and average inception computed from (3/31/93).

To obtain the Fund's current yield, please call 1-800-443-4725.


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .35%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .43%
--------------------------------------------
Total Annual Fund Operating Expenses   1.03%
--------------------------------------------
Fee Waivers/1/                         -.23%
--------------------------------------------
Net Expenses/2/                         .80%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

/2/After voluntary waivers, net expenses are .66%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $82                    $305                                  $546                                  $1,239

                                       .
TAX-EXEMPT MONEY MARKET FUND (US)

________________________________________________________________________________


Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income exempt from Federal income tax and not included as a preference item under the Federal alternative minimum tax

Principal
Investment           The Tax-Exempt Money Market Fund invests substantially
Strategies           all of its assets in short-term, high quality money
                     market instruments issued by municipalities and other issuers. Under normal circumstances, the Fund invests at least 80% of its net assets in securities that pay income exempt from Federal income and alternative minimum taxes.
                     These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The
                     Advisor emphasizes particular market sectors of the municipal money market that it expects will outperform the market as a whole. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,

                        . market conditions, and

                        . liquidity needs.

                     The Advisor monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            In addition, since the Fund may purchase securities
                     supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
2.24%    3.24%    2.88%    3.10%    2.96%

                                   Best Quarter
                                   -------------
                                       .85%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                       .43%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Tax-Free Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Tax-Exempt Money Market Fund  2.96%   2.98%   2.88%       2.72%*
IBC Total Tax-Free Average    2.94%   3.03%   2.96%       2.82%*

*Fund inception (3/24/93). Average inception computed from (3/31/93).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .35%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .45%
--------------------------------------------
Total Annual Fund Operating Expenses   1.05%
--------------------------------------------
Fee Waivers/1/                         -.23%
--------------------------------------------
Net Expenses/2/                         .82%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

/2/After voluntary fee waivers, net expenses are .57%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $84                    $311                                  $557                                  $1,262

                                       .
More Information About Risk ____________________________________________________
This section gives you more information about the risks of investing in the Funds. The Funds may invest in other securities, use other strategies and engage in other investment practices than those described in this Prospectus. These are discussed in detail in the Statement of Additional Information.

                  Type of Risk                         Funds Subject to Risk


Early Closing Risk--Unanticipated early             All Funds
closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Convertible Securities--Convertible securities      Stock Funds Balanced Fund
have characteristics of both fixed income and       International Funds Bond
equity securities. The value of the convertible     Funds
security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

Fixed Income Risk--In addition to the general       Balanced Fund
risks of investing in bonds and other fixed         International Fixed Income
income securities, different types of fixed         Fund Bond Funds
income securities may be subject to the
following additional risks:

  Call Risk--During periods of falling
  interest rates, debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

  Credit Risk--The possibility that an issuer will be unable to make timely payments of either principal or interest.

  Since a Fund may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

  Event Risk--Securities may suffer
  substantial declines in credit quality and market value due to corporate or governmental restructurings. While this risk may be high for certain securities held by a Fund, the overall risk should be reduced because of the Fund's multiple holdings.

                                       .

                  Type of Risk                         Funds Subject to Risk



Hedging Risk--Hedging is a strategy designed to     Stock Funds Balanced Fund
offset investment risks. Hedging activities         International Funds Bond
include, among other things, the use of             Funds
forwards, options and futures. The Funds typically do not engage in hedging activities.
Further, the Advisor may choose not to hedge under certain market or economic conditions.
[/R]
There are risks associated with hedging
activities, including:

  . The success of a hedging strategy depends on an abiliy to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates;

  . There may be an imperfect or no
    correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures;

  . There may not be a liquid secondary market for a futures contract or option;

  . Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.
    Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain markets, including Latin American, Asian and emerging markets generally. This may limit a Fund's ability to effectively hedge its investments in those markets.



  Futures--The Funds may, but typically do          Stock Funds Balanced Fund
  not, use futures contracts and related            International Funds Bond
  options for bona fide hedging purposes to         Funds
  offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a certain market position, and for certain other tax-related purposes. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges. [/R]

                                       .
                 Type of Risk                        Funds Subject to Risk


  Options--The buyer of an option acquires
  the right to buy (a call option) or sell        Stock Funds Balanced Fund
  (a put option) a certain quantity of a          International Funds Bond
  security (the underlying security) or           Funds
  instrument at a certain price up to a
  specified point in time. The seller or
  writer of an option is obligated to sell
  (a call option) or buy (a put option) the underlying security. When writing
  (selling) call options on securities, the Funds may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security.
  Alternatively, the Funds may cover its
  position by maintaining in a segregated
  account cash or liquid securities equal
  in value to the exercise price of the
  call option written by the Funds.

  Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The aggregate value of option positions may not exceed 10% of a Fund's net assets at the time the Fund enters into an option contract.



                                                  All Funds
Year 2000 Risk--The Funds depend on the
smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and are seeking assurances from their service providers that they are devoting significant resources to prevent material adverse consequences to the Funds.
While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year
2000 computer difficulties experienced by
U.S. and foreign issuers of portfolio
securities, particularly governmental
issuers, or third parties, such as
custodians, banks, broker-dealers or others with which the Funds do business.
Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year
2000 may add to the possibility of losses of the Funds and shareholders.

                                       .

                  Type of Risk

                                                       Funds Subject to Risk

                                                    All Funds
Temporary Defensive Investing--The investments and strategies described throughout the prospectus are those the Advisor uses under normal market conditions. When the Advisor determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, hold U.S. dollars and foreign currencies, including multinational currency units (such as the euro) or shorten its average weighted maturity. This may occur, for example, if securities markets or issuers experience difficulties with the year 2000 transition. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

 ..............................................

  How Do I Obtain an Application?


  Account Applica-
  tion forms can be
  obtained by call-
  ing 1-800-443-4725

 ..............................................
                                       .
 ................................
 ................................
How to Purchase, Exchange and Sell Your Shares ________________________________

Purchasing Investor Shares

How To Purchase
Investor Shares     You may purchase Investor Shares of the Funds through
                    banks, various brokerage firms and other financial intermediaries that are authorized to sell Investor Shares
                    (intermediaries).
                       Investor Shares are offered
                    without a sales charge. However,
                    intermediaries may charge fees for
                    services provided in connection
                    with buying, selling or exchanging
                    shares. Each intermediary also may
                    have its own rules about shares
                    transactions. For more information
                    about how to purchase shares
                    through an intermediary, you should contact that intermediary directly.

                       You may purchase a Fund's shares on any business day,
                    excluding major holidays ("Business Day"). Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The price per share (the offering price) will be the net asset value (NAV) per share next determined after we receive your purchase order and payment. We calculate each Fund's NAV once each Business Day. For the Non-Money Market Funds, we calculate NAV as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for these Funds, to receive the current Business Day's NAV, generally we must receive your purchase order from your financial institution before 4:00 p.m., Eastern time.
                       For the Money Market Funds, we must receive your
                    purchase order and payment before 1:00 p.m., Eastern time for you to receive the current Business Day's NAV and that day's dividend. You may not purchase shares of a Money Market Fund by Federal Reserve wire on days the Federal Reserve is closed.

                       Purchase requests for the Money Market Funds submitted
                    to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time, and will be entitled to receive the dividend declared, on that same Business Day.

                       If we receive your order and payment after the above
                    cut-off times, your purchase order will be effective the next Business Day and your purchase price per share will be the NAV calculated on that next Business Day. Intermediaries may have earlier cut-off times for purchases. For more information about how to purchase through your intermediary, you should contact your intermediary directly.
                       In calculating NAV for the Non-Money Market Funds, we
                    generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that trade on

 ....................................................

 How Does
 an
 Exchange
 Take
 Place?

 When you exchange
 your shares, you
 authorize the sale
 of your shares in
 one Fund to pur-
 chase shares of an-
 other Fund. In
 other words, you
 are requesting a
 sale and then a
 purchase. This sale
 of your shares may
 be a taxable event
 for you.

 ....................................................
                                       .
 ................................................................................
 ................................................................................
                    foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of a Fund's shares may change on days when you cannot purchase or sell Fund shares. Although we cannot assure this, we expect the NAV for the Money Market Funds to remain constant at $1.00 per share.

                       To purchase Investor Shares of any Fund for the first
                    time, you must invest at least $2,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $100. However, we may waive the investment minimums at any time at our discretion.

                       If you have arranged to purchase shares through the
                    Automatic Investment Plan (see below), then you must invest at least $50.

                       You may purchase Investor Shares by direct deposit or
                    Automated Clearing House transactions if your intermediary offers these services. Please contact your intermediary to find out if these services are available to you.

                       The Advisor and Distributor reserve the right to refuse
                    any order for the purchase of shares.



Automatic           With the Automatic Investment Plan ("AIP"), you may
Investment Plan     purchase additional shares automatically through regular
                    deductions from your checking account. After you have established an account with us, you may begin regularly scheduled investments of at least $50 per month. Please contact your intermediary for more information. [/R]

Exchanging Investor Shares _____________________________________________________
How To Exchange     You may exchange Investor
Your Shares         Shares of any

                    Fund for Investor Shares of
                    any other Fund on any
                    Business Day. You can request
                    an exchange by contacting
                    your intermediary who will
                    then contact us. Exchanges
                    will be made only after we
                    receive instructions in
                    writing or by telephone. You
                    will receive the current
                    Business Day's NAV if we
                    receive your exchange request
                    in good order before NAV is
                    calculated for the Non-Money
                    Market Funds and by 1:00
                    p.m., Eastern time for the
                    Money Market Funds. Your
                    intermediary may have

                    earlier cutoff times for exchange requests. Please contact your intermediary for more information about exchange requests.

                       Exchange requests for the Money Market Funds submitted
                    to the Transfer Agent before 5:00 p.m., Eastern time, on behalf of accounts for which ABN AMRO North America, Inc. or any of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.

                       If your request is for more than $5,000, we may require
                    a written exchange request with a signature guarantee from an eligible guarantor (a notarized signature is not sufficient). The Funds may change or cancel the exchange privilege at any time upon 60 days' notice.



                    In the case of market timing or allocation services
Exchanges By        ("Timing Accounts"), the Distributor will deduct an
Timing Accounts     administrative service fee of $5.00 per exchange. Timing
                    Accounts generally include accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators. [/R]

 .................................................

 What is a Signature Guarantee?

 A signature guar-
 antee verifies
 the authenticity
 of your signature
 and may be ob-
 tained from
 banks,
 brokerdealers,
 certain credit
 unions, clearing
 agencies or sav-
 ings associa-
 tions. A notary
 public cannot
 provide a signa-
 ture guarantee.

 .................................................
                                       .
 .................................................
 .................................................

                        The Funds reserve the right to temporarily or
                     permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of a Fund within two weeks of earlier exchange request out of the Fund;
                     (ii) makes more than two exchanges out of a Fund per calendar quarters; or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of a Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem to purchase shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.

                        In addition, the Funds reserve the right to refuse the
                     purchase and/or exchange requests by any Timing Account, person, or group if, in the Advisor's judgment a Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A shareholder's exchange into a Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused.

                        The Advisor and the Distributor reserve the right to
                     refuse any order for the purchase of shares.

Selling Investor Shares ________________________________________________________
How To Sell Your     You may sell (redeem) your
Shares               shares on any
                     Business Day by contacting your
                     intermediary directly. If your
                     request is for more than
                     $5,000, or if you are
                     requesting that the proceeds
                     from your redemption be sent to
                     an address or an account that
                     is different from what we have
                     on our records, then we may
                     require a written redemption
                     request with a signature
                     guarantee from an eligible
                     guarantor (a notarized signature is not sufficient).
                        You will receive the current Business Day's

                     NAV if we receive your redemption request in good order before NAV is calculated for the Non-Money Market Funds and by 1:00 p.m., Eastern time for the Money Market Funds. Your intermediary may have earlier cut-off times for redemption requests. Please contact your intermediary for more information about redemption requests.

                        Redemption requests for the Money Market Funds
                     submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.

Receiving Your       Normally, we will send your redemption proceeds within
Money                seven Business Days after we

                     receive your request. Your proceeds can be mailed to you or mailed or wired to your bank account. To request a wire transfer, please contact your intermediary. You will be charged a $10.00 fee by the Fund for each wire transfer. If you recently purchased

                                       .
                    your shares by check or through an AIP, then your proceeds may not be available until your check has cleared (which may take up to 15 days).
                       We intend to pay your redemption proceeds in cash.
                    However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund), we may pay all or part of your redemption proceeds in portfolio securities that have a market value equal to the redemption price. Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any gain from the sale.

Systematic
Withdrawal Plan     Under the Systematic Withdrawal Plan ("SWP"), you may
                    arrange monthly, quarterly,

                    semi-annual, or annual automatic withdrawals of $50 or more from any Fund. The proceeds can be mailed to you or wired to your bank account. You may use the SWP if you automatically reinvest your dividends (see Dividends and Distributions below) and your account has a current value of $5,000 or more. You should contact your intermediary to find out if a SWP is available to you and for further information about the SWP. To change or cancel your SWP, please contact your intermediary.

Involuntary         If your account balance drops below $2,000 (the required
Redemptions         minimum initial purchase
                    amount) due to redemptions, including redemptions through the SWP, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid involuntary redemption.

More Information About Share Transactions _____________________________________

How To Change the   If you own shares that are registered in your
Registration of     intermediary's name, and you want to
Your Shares         transfer the registration to another intermediary or want
                    the shares registered in your name, then you should contact your intermediary for instructions to make this change.

Checkwriting        You may elect the Money Market Funds' checkwriting
Service For Money   services which allow you to write
Market Fund         checks in amounts of $100 or more. You may not, however,
Investors           use a check to close your account. You may not write
                    checks against Investor Shares of the Money Market Funds in your account which you purchased within the last 15 days, except for shares you purchased by wire (which are immediately available). Please contact your intermediary to find out if checkwriting services are available to you and for more information about checkwriting services.

Telephone           Telephone transactions are extremely convenient, but not
Transactions        without risk. To try to keep
                    your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If your intermediary chooses to make telephone transactions, you and your intermediary will generally bear the risk of any loss. Your intermediary may not close your account by telephone.

 .......................

  Distributions

  The Funds dis-
  tribute income
  dividends and
  capital gains.
  Income dividends
  represent the
  earnings from a
  Fund's invest-
  ments; capital
  gains occur when
  a Fund sells a
  portfolio secu-
  rity for more
  than the original
  purchase price.

 .......................
                                       .

Dividends and Distributions ____________________________________________________
                     The Funds distribute their net investment income as follows:
                                                Declared and distributed monthly
                         .Stock Funds
                           Balanced Fund
                           Bond Funds

                         .International Funds
                                                Declared and distributed at
                                                least annually

                         .Money Market Funds
                                                Declared daily and distributed
                                                monthly

                     The Funds distribute capital
                     gains if any, at least annually.
                     If you own Fund shares on a
                     Fund's record date, you will be
                     entitled to receive the
                     distribution. If a Fund does not
                     have income or capital gains
                     available to distribute, as
                     determined under tax laws, you
                     will not receive a distribution.
                        You will receive dividends
                     and distributions in the form of
                     additional shares unless you
                     have elected to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of distribution. Your election will become effective for dividends paid after we receive your written notice. To cancel your election, simply send us written notice.

 .......................

 Taxes

 Distributions you
 receive from a Fund
 may be taxable
 whether or not you
 reinvest them.

 .......................



Tax Information _______________________________________________________________
                     The following is a summary of some important tax issues
                     that affect the Funds and their shareholders. The summary
                     is based on current tax laws, which may be changed by
                     legislative, judicial or administrative action. We have
                     not tried to present a detailed explanation of the tax
                     treatment of the Funds or their shareholders. More
                     information about taxes is in our Statement of Additional
                     Information. We urge you to consult your tax advisor
                     regarding specific questions about federal, state and
                     local income taxes.
Tax Status of
Distributions        Each Fund will distribute
                     substantially all of its income
                     and capital gains, if any. The
                     dividends and distributions you
                     receive may be subject to
                     federal, state and local
                     taxation, depending on your tax
                     situation. You may be taxed on
                     each sale of Fund shares.
                        The Tax-Exempt Fixed
                     Income and Tax-Exempt Money
                     Market Funds intend to
                     distribute federally tax-
                     exempt income. This income
                     may be subject to state and
                     local taxes. Each Fund,
                     however, may invest a
                     portion of its assets in
                     securities that generate
                     taxable income for federal
                     or state income taxes. Any
                     capital gains distributed
                     by these Funds may be
                     taxable.
                        More information about taxes
                     is in the Statement of Additional
                     Information.

 ..................

 Investment
 Advisor

 The Funds' Advi-
 sor manages
 investment activ-
 ities and is re-
 sponsible for the
 performance
 of the Funds. The
 Advisor conducts
 research, exe-
 cutes Fund strat-
 egies based on an
 assessment of
 economic and mar-
 ket conditions,
 and determines
 which portfolio
 securities to
 buy, hold or
 sell.
 .......................
                                       .
 ................................................................................
 ................................................................................

InvestmentAdvisor  ________________________________________________________

                    The Advisor makes investment
                    decisions for the assets of the
                    Funds and continuously reviews,
                    supervises, and administers each
                    Fund's investment program. The
                    Trustees of the Funds supervise
                    the Advisor and establish
                    policies that the Advisor must
                    follow in its day-to-day
                    management activities.
                       ABN AMRO Asset Management
                    (USA) Inc. (the Advisor), 208
                    South LaSalle Street Chicago, IL
                    60604, was organized in March
                    1991 under the
                    laws of the State of Delaware.
                    The Advisor
                    manages assets for individuals,
                    corporations,
                    unions, governments, insurance
                    companies, and
                    charitable organizations. As of December 31, 1998, the Advisor managed approximately $7.4 billion in assets.

                       For the fiscal year ended December 31, 1998, the Funds
                    paid the following advisory fees: .80% for the Value Fund, .80% for the Growth Fund, .80% for the Small Cap Growth Fund, 1.00% for the International Equity Fund, 1.00% for the Asian Tigers Fund, 1.00% for the Latin America Equity Fund, .70% for the Real Estate Fund, .70% for the Balanced Fund, .50% for the Fixed Income Fund, .50% for the Intermediate Government Fixed Income Fund, .50% for the Tax-Exempt Fixed Income Fund, .80% for the International Fixed Income Fund, .20% for the Treasury Money Market Fund, .20% for the Government Money Market Fund, .20% for the Money Market Fund and .20% for the Tax-Exempt Money Market Fund.
                       As of December 31, 1998, the TransEurope and Limited
                    Volatility Fixed Income Funds had not yet commenced operations. The Advisor is entitled to receive .80% from the Small Cap Value Fund, which, as of December 31, 1998, had not been in operation for a full fiscal year.

                       The Advisor may use its affiliates as brokers for the
                    Funds' portfolio transactions. The affiliates may receive compensation from the Funds for their brokerage services.

                       The Advisor is an indirect, wholly-owned subsidiary of
                    ABN AMRO Bank, N.V. The Advisor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor.

                       Jac A. Cerney, C.F.A., Senior Vice President of the
                    Advisor, has served as portfolio manager for the Value Fund and the equity portion of the Balanced Fund since their inception. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990 as a portfolio manager. Prior to joining the Advisor's predecessor firm in 1990, Mr. Cerney was the equity portfolio manager for Commonwealth Edison's internally managed pension fund. Mr. Cerney earned a B.A. in Chemistry from Oberlin College, an M.S. in Chemistry from the University of Chicago and an M.B.A. in Finance from the University of Chicago. He is a member of the Investment Analysts Society of Chicago.

                                       .

                        A. Keith Dibble, C.F.A., Senior Vice President of the
                     Advisor, has served as portfolio manager for the Growth Fund since its inception. Mr. Dibble has been associated with the Advisor and its predecessor since 1987 as a portfolio manager. Mr. Dibble received two B.S. degrees in Engineering from Washington State University and an M.B.A. in Finance from Northwestern University. Mr. Dibble is a member of the Institute of Chartered Financial Analysts, a past president of the Milwaukee Investment Analysts Society and a member of various other professional organizations.

                        Nancy Holland, C.P.A., Senior Vice President of the
                     Advisor, has served as portfolio manager of the Real Estate Fund since its inception. Ms. Holland has been associated with the Advisor and its predecessor since January, 1997 as a portfolio manager. Prior to joining the Advisor, Ms. Holland served as a real estate analyst with Edward Jones from January, 1995 to December, 1996, and served as a senior financial analyst and development accounting manager with CenterMark Properties from November, 1988 to January, 1995. Ms. Holland graduated from Saint Louis University with a B.S. in Accounting.

                        Mary E. Ras, Vice President of the Advisor, has served
                     as co-manager of the Small Cap Growth Fund since September, 1998. She is responsible for equity research and equity trading. Ms. Ras has been associated with the Advisor and its predecessor since 1983 as a tax shelter analyst. Prior to joining the Asset Management Group, Ms. Ras worked in debt finance and tax-advantaged investments. Ms. Ras holds an M.B.A. degree from the University of Chicago and a B.S. degree from Northeastern Illinois University.

                        Kenneth A. Tyszko, C.F.A, C.P.A, Vice President of the
                     Advisor, has served as co-manager of the Small Cap Growth Fund since September, 1998. Mr. Tyszko has been associated with the Advisor or its affiliates since 1996 as an investment manager. Previously, he managed a $250 million portfolio of publicly traded small and mid-size capitalization growth stocks for Sears Investment Management Co., which he joined in 1984. Mr. Tyszko earned his B.S. in Accounting from the University of Illinois. Mr. Tyszko is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago, and the Association for Investment Management and Research.

                        Kurt S. Moeller, Vice President of the Advisor, has
                     served as co-manager of the Small Cap Value Fund since March 1, 1999. Mr. Moeller began his investment career in 1995 as a research assistant for the Indiana University Foundation. Mr. Moeller was a fundamental equity analyst at Grantham, Mayo, Van Otterloo & Co., LLC, a Boston money management firm, from 1996 through 1998. Mr. Moeller earned a B.A. in Economics and History from Rice University in 1991 and an M.B.A. in Finance from Indiana University in 1996.

                        Edwin M. Bruere, C.F.A., Senior Vice President of the
                     Advisor has served as lead portfolio manager of the Small Cap Value Fund since June 30, 1998. Mr. Bruere has been associated with the Advisor and its predecessors since 1988. He was involved initially with client services and then later as a member of a portfolio management committee and as a portfolio manager. Previously, Mr. Bruere spent two years as Managing Director of an investment management firm. Before this, he spent six years at Continental Bank (Bank of America) as a Senior Director. He spent 1995 and 1996 in London working in the Merchant Bank on securities origination and distribution. Mr. Bruere graduated from Iowa State University with a B.S. in business and received his M.B.A. from Indiana University. He is a member of the Association for Investment

                                       .

                    Management and Research and the Investment Analysts Society of Chicago. He is a Director of the Indiana University Reese Foundation.

                       Richard Butler, Senior Vice President of the Advisor
                    has served as co-manager of the Growth Fund since June 1998. Mr. Butler is also responsible for equity research. Mr. Butler joined the Advisor's predecessor firm in 1983 as a trader and then a portfolio manager, and is the Advisor's senior equity trader. Mr. Butler graduated from Williams College with a B.A. in International Relations and received his M.B.A. from the University of Chicago.

                       Mark W. Karstrom, Senior Vice President of the Advisor,
                    has served as portfolio manager for the Limited Volatility Fixed Income Fund since September, 1996 and served as portfolio manager for the Intermediate Government Fixed Income Fund from September, 1996 to January, 1999. Mr. Karstrom joined the Advisor in August, 1996 as a portfolio manager. He served as Vice President, Portfolio Manager with Norwest Investment Management and Trust and a predecessor firm from May, 1985 to July, 1996 where he managed portfolios comprised of government, corporate, and mortgage-backed securities. My. Karstrom received his B.A. in Economics from the University of Denver.

                       Gregory D. Boal, C.F.A., Senior Vice President of the
                    Advisor, has served as portfolio manager of the fixed income portion of the Balanced Fund from April, 1997 to January, 1999 and as portfolio manager of the Fixed Income Fund from June, 1998 to January, 1999. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank Capital Management, a division of First Citizens Bank, Raleigh, N.C. from November, 1989 to March, 1997. Prior to that, Mr. Boal was the senior investment officer at Wyoming National Bank and Trust in Casper, Wyoming. Mr. Boal graduated from the University of Wyoming in 1981 with a Bachelor of Science degree in Broadcasting. He received a Master of Science degree in Finance from the same institution in 1985. Mr. Boal is a member of the Association of Investment Management and Research and the Investment Analyst Society of Chicago.

                       Todd J. Youngberg, C.F.A., Senior Vice President of the
                    Advisor, has served as portfolio manager of the Balanced Fund since November, 1998, and as portfolio manager of the Fixed Income Fund from November 1998 to January 1999. Mr. Youngberg joined the Advisor in November, 1998 as a portfolio manager. Prior to joining the Advisor, Mr. Youngberg served as Vice President and portfolio manager for Amerus Life Holdings Inc. in Des Moines Iowa from 1992 to November, 1998. He was responsible for managing high yield portfolios. Prior to joining Amerus Life, Mr. Youngberg worked as a securities analyst for Central Life Assurance/American Mutual Life Insurance Company. Mr. Youngberg received a B.A. in economics from Central College in Pella, Iowa and his M.B.A. in Finance from Drake University. He is a member of the Association of Investment Management and Research.

                       Messrs. Karstrom, Boal and Youngberg, members of the
                    Fixed Income Portfolio Management Team, have been jointly and primarily responsible for the day-to-day management of the Fixed Income Fund and the fixed income portion of the Balanced Fund since January, 1999.

                       Phillip P. Mierzwa, Vice President of the Advisor, has
                    served as portfolio manager of the Tax-Exempt Fixed Income Fund and Tax-Exempt Money Market Fund since April, 1997. He has been associated with the Advisor or its affiliates since

                                       .

                     February, 1990 as a portfolio manager and a trader. Mr. Mierzwa has a B.A. and M.B.A. degree in Finance from Governors State University.

                        Karen Van Cleave, Senior Vice President of the
                     Advisor, has served as portfolio manager of the Money Market Fund, Treasury Money Market Fund and Government Money Market Fund since January, 1994. Ms. Van Cleave joined the Advisor in January, 1994 as a portfolio manager. Prior to 1994, Ms. Van Cleave was a Vice President/Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

                        Messrs. Postma, Ploeger, Bettink, Leo, Maas,
                     Moolenburgh and Neihoff and, Mrs. Pals-de-Groot, members of the International Equity team, have been jointly and primarily responsible for the day-to-day management of the International Equity Fund since April, 1999.

                        Wiepke Postma served as portfolio manager for the
                     International Equity Fund from March, 1997 to April, 1999. Mr. Postma started his banking career as an analyst at former ABN AMRO Bank's Investment Research Department. Later, he became a strategist. From 1976 to 1984, he worked in the Equity and Loan Department of a leading Dutch insurance company, where he was appointed head of the department in 1982. In 1984, he joined former ABN AMRO Bank's Asset Management Department and was appointed Vice President in the same year. In 1993, he became Head of the Global Equity Group being responsible for the Global Equity, European Equity, Dutch Equity and Business research. Mr. Postma holds a Master's degree in Economics.

                        Willem Ploeger has been associated with the Advisor
                     and/or its affiliates since 1980. Initially, he served in the Investment Research Department and later in the Asset Management Department as senior account manager. Mr. Ploeger holds a Master's degree in Business Administration of the University of Rotterdam.

                        Jaap Bettink has been associated with the Advisor
                     and/or its affiliates since 1978. From 1978 to 1985, he was a credit manager at a local branch of ABN AMRO Bank. He has been managing institutional portfolios since 1985, and has been a portfolio manager since 1994. Mr. Bettink started his career as a portfolio manager of private accounts in 1972. He holds a degree in Economics.

                        Loes Pals-de Groot has been associated with the
                     Advisor and/or its affiliates since 1971 in various investment management positions. Mrs. Pals-de Groot holds a degree in Business Economics from the Instituut voor Sociale Wetenschappen.

                        Luigi Leo has been associated with the Advisor and/or
                     its affiliates since 1991 as a portfolio manager. Mr. Leo holds a Master's degree in Business Administration from the Instituto de Estudios Superiores de la Empresa (IESE) in Barcelona, Spain.

                        Theo Maas has been associated with the Advisor and/or
                     its affiliates since 1994 as a portfolio manager. Previously, Mr. Maas worked with a financial consultant, specializing in treasury management and research management consultancy. He holds a Master's degree in Financial Economics from the University of Groningen.

                        Edward Moolenburgh has been associated with the
                     Advisor and/or its affiliates since 1993. Initially, he served as Secretary to the Advisor's Regional Investment Committee North America and Far East, and later as a portfolio manager. Mr. Moolenburgh holds a Master's degree from the Economics Faculty of the Erasmus

                                       .

                    University in Rotterdam and is a Register Beleggings Analyst, which is comparable to a Certified European Financial Analyst.

                       Edward Neihoff has been associated with the Advisor
                    and/or its affiliates since 1993, initially as an investment analyst. After three years, Mr. Neihoff assumed the responsibility for implementing a new asset management system and then, during 1998, returned to the position of portfolio manager. He holds a Master's degree in Technical Management Studies and is a Certified European Financial Analyst.

                       Alex Ng has served as portfolio manager for the Asian
                    Tigers Fund since July, 1995. Mr. Ng has been associated with the Advisor and/or its affiliates since 1988 as a portfolio manager. Mr. Ng also serves as the Far East Director of Asset Management for a Hong Kong-based affiliate of the Advisor. Mr. Ng joined ABN AMRO's Investment Banking Representative Office in Singapore in January 1988 before being transferred to the Securities subsidiary in Hong Kong. Previously, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.

                       Felix Lanters, portfolio manager for the TransEurope
                    Fund, has been associated with the Advisor and/or its affiliates since 1987 as a portfolio manager.

                       Wouter Weijand has served as portfolio manager of the
                    International Fixed Income Fund since September, 1997. Mr. Weijand has worked as a portfolio manager with the Advisor and/or its affiliates since 1984.

                       Luiz M. Ribeiro, Jr., C.F.A., served as the portfolio
                    manager of the Latin America Equity Fund from November, 1997 to April, 1999. Currently, he serves as co-manager of the Fund. Mr. Ribeiro has worked as an investment analyst with the Advisor and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd. Mr. Ribeiro obtained a Business Degree at the University of Sao Paulo in 1990. In 1993, he concluded an M.B.A. offered by IBMEC (Brazilian Institute of Capital Markets) in Sao Paulo.

                       Roberto Lampl has served as co-manager of the Latin
                    American Equity Fund since April, 1999. Mr. Lampl has been associated with the Advisor and/or its affiliates since 1993 as corporate finance advisor (Latin America) in the Investment Banking Division. He obtained a Bachelor's degree in Economics from Boston University in 1990. In 1993, he completed an M.B.A. at Boston Graduate School of Business in Wellesley, Massachusetts.

Distribution Plan _________________________________________________________

                    Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is .25% of the average daily net assets of each Fund. Affiliates of the Advisor may receive distribution fees.

                                       .

Financial Highlights ______________________________________________________
                     The tables that follow present performance information about Investor Shares of each

                     Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. As of December 31, 1998, the Investor Shares of the TransEurope, Latin America Equity and Limited Volatility Fixed Income Funds had not commenced operations.

                        This information has been audited by Ernst & Young
                     LLP, the Funds' independent auditors. Their report, along with each Fund's financial statements and related notes, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-443-4725.


For a Share Outstanding for the Years Ended December 31,

                                                                                                             Ratio of
                                                                                       Ratio of                Net
                                                                                         Net                Investment
                                                       Net                   Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset           Net    Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value          Assets     to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End           End of  Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total   Period    Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return  (000)    Assets    Assets    Waivers)   Waivers)
----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
Treasury Money Market Fund
-----------------------------------------------
Investor Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   4.64% $ 17,625   0.62%     4.54%      1.09%      4.08%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   4.70     6,722   0.58      4.60       0.88       4.30
1996     1.00     0.04     0.00       (0.04)    0.00   1.00   4.54    10,910   0.69      4.45       0.84       4.30
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.02     7,931   0.69      4.89       0.84       4.74
1994     1.00     0.03     0.00       (0.03)    0.00   1.00   3.32     3,231   0.70      3.52       0.86       3.36
----------------------------------------------------
Government Money Market Fund
----------------------------------------------------
Investor Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   4.91% $ 89,497   0.67%     4.80%      0.92%      4.54%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.05     8,932   0.59      4.95       0.72       4.82
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   4.82     5,093   0.69      4.71       0.69       4.71
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.33     3,002   0.67      5.18       0.67       5.18
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.63     2,739   0.67      3.62       0.67       3.62
--------------------------------
Money Market Fund
--------------------------------

Investor Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   4.97% $219,576   0.69%     4.85%      1.06%      4.48%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.12     1,282   0.59      5.00       0.85       4.74
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   4.87     1,466   0.68      4.77       0.83       4.62
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.38     1,358   0.66      5.22       0.81       5.07
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.71       605   0.66      4.13       0.81       3.98
----------------------------------------------------
Tax-Exempt Money Market Fund
----------------------------------------------------

Investor Share Class
1998    $1.00    $0.03    $0.00      $(0.03)   $0.00  $1.00   2.96% $ 67,480   0.60%     2.92%      1.06%      2.45%
1997     1.00     0.03     0.00       (0.03)    0.00   1.00   3.10     2,978   0.58      3.07       0.89       2.76
1996     1.00     0.03     0.00       (0.03)    0.00   1.00   2.88     2,807   0.65      2.85       0.81       2.69
1995     1.00     0.03     0.00       (0.03)    0.00   1.00   3.24     3,244   0.66      3.19       0.81       3.04
1994     1.00     0.02     0.00       (0.02)    0.00   1.00   2.24     4,204   0.68      2.31       0.84       2.15

                                       .

Financial Highlights

For a Share Outstanding for the Years Ended December 31,

                                                                                                                 Ratio of
                                                                                           Ratio of                Net
                                                                                             Net                Investment
                                                            Net                  Ratio of Investment  Ratio of    Income
         Net                                      Distri-  Asset           Net   Expenses   Income    Expenses      to
        Asset     Net    Realized and  Dividends  butions  Value          Assets    to        to     to Average  Average
        Value   Invest-   Unrealized    from Net   from     End           End of Average   Average   Net Assets Net Assets
      Beginning  ment   Gains (Losses) Investment Capital    of   Total   Period   Net       Net     (Excluding (Excluding
      of Period Income  on Securities    Income    Gains   Period Return  (000)   Assets    Assets    Waivers)   Waivers)
--------------------------------------------------------------------------------------------------------------------------
      Portfolio
      Turnover
        Rate
--------------------------------------------------------------------------------------------------------------------------
-----------------------------
-----------------------------
Fixed Income Fund
Investor Share Class
1998   $10.38    $0.53      $ 0.17       $(0.54)  $(0.13)  $10.41  6.81%  $  436   1.18%     4.97%      1.32%      4.82%
1997    10.09     0.59        0.29        (0.58)   (0.01)   10.38  8.92      428   0.96      5.71       1.12       5.55
1996    10.35     0.57       (0.26)       (0.57)    0.00    10.09  3.24      459   0.98      5.65       1.08       5.55
1995     9.32     0.55        1.04        (0.56)    0.00    10.35 17.40      646   0.99      5.72       1.09       5.62
1994    10.24     0.50       (0.90)       (0.52)    0.00     9.32 (3.97)     442   0.98      5.38       1.08       5.28
Investor Share Class
1998     157%
1997     233
1996     194
1995      59
1994     126
----------------------------------------------------------------------
----------------------------------------------------------------------
Intermediate Government Fixed Income Fund
Investor Share Class
1998   $10.04    $0.47      $ 0.27       $(0.47)  $ 0.00   $10.31  7.56%  $   63   1.26%     4.59%      1.40%      4.45%
1997     9.85     0.57        0.16        (0.54)    0.00    10.04  7.66      104   0.96      5.44       1.10       5.30
1996    10.05     0.49       (0.18)       (0.51)    0.00     9.85  3.30      251   0.99      4.87       1.09       4.77
1995     9.32     0.49        0.76        (0.52)    0.00    10.05 13.59    2,946   0.98      5.18       1.08       5.08
1994    10.07     0.43       (0.73)       (0.45)    0.00     9.32 (3.03)   1,133   1.02      5.05       1.12       4.95
Investor Share Class
1998     106%
1997     283
1996     179
1995     115
1994     124
-------------------------------------------------
-------------------------------------------------
--------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund
Investor Share Class
1998   $10.39    $0.42      $ 0.12       $(0.42)  $ 0.00   $10.51  5.31%  $  562   1.29%     3.98%      1.43%      3.84%
1997     9.97     0.47        0.41        (0.46)    0.00    10.39  9.11      537   0.98      4.59       1.14       4.43
1996    10.18     0.43       (0.17)       (0.47)    0.00     9.97  2.70      680   0.98      4.70       1.10       4.58
1995     9.24     0.43        0.97        (0.46)    0.00    10.18 15.43    1,131   1.00      4.59       1.12       4.47
1994    10.22     0.40       (0.93)       (0.42)   (0.03)    9.24 (5.27)   1,059   0.97      4.35       1.10       4.22
Investor Share Class
1998      41%
1997      54
1996      98
1995     129
1994     146
--------------------------------------------------
--------------------------------------------------
----------------------------------------------------------------------------------------------------
International Fixed Income Fund
Investor Share Class
1998   $ 9.60    $0.38      $ 1.05       $(0.13)  $(0.10)  $10.80 14.84%  $   53   1.83%     3.17%      1.87%      3.12%
1997    10.23     0.49       (1.12)        0.00     0.00     9.60 (6.16)      68   1.47      3.83       1.51       3.78
1996    10.56     0.54       (0.27)       (0.60)    0.00    10.23  2.62      112   1.36      4.43       1.36       4.43
1995     9.53     0.52        1.45        (0.94)    0.00    10.56 20.68      125   1.35      5.57       1.41       5.51
1994    10.42     0.46       (0.64)       (0.53)   (0.18)    9.53 (1.71)      87   1.41      5.03       7.54      (1.10)
Investor Share Class
1998      79%
1997      52
1996      85
1995     105
1994     138
----------------------
----------------------
--------------------------------------------
Balanced Fund
Investor Share Class
1998   $12.73    $0.21      $ 0.85       $(0.21)  $(1.72)  $11.86  9.72%  $3,657   1.49%     1.60%      1.49%      1.60%
1997    10.98     0.30        2.06        (0.30)   (0.31)   12.73 21.80    4,157   1.18      2.43       1.24       2.37
1996    10.75     0.30        1.04        (0.32)   (0.79)   10.98 12.86    3,710   1.19      2.89       1.19       2.89
1995     9.53     0.34        1.67        (0.36)   (0.43)   10.75 21.52    3,949   1.22      3.36       1.22       3.36
1994    10.03     0.27       (0.49)       (0.27)   (0.01)    9.53 (2.29)   2,894   1.24      2.86       1.34       2.76
Investor Share Class
1998      84%
1997     111
1996     104
1995      85
1994      85
-----------------
-----------------
----------------------------------
Value Fund
Investor Share Class
1998   $16.54    $0.12      $ 0.82       $(0.12)  $(5.04)  $12.32  4.66%  $1,624   1.50%     0.78%      1.50%      0.78%
1997    13.26     0.20        3.76        (0.20)   (0.48)   16.54 30.20    1,965   1.26      1.32       1.32       1.26
1996    12.28     0.25        2.18        (0.25)   (1.20)   13.26 20.09    1,672   1.28      1.94       1.28       1.94
1995     9.80     0.32        2.74        (0.32)   (0.26)   12.28 31.72    1,497   1.33      2.79       1.33       2.79
1994    10.30     0.31       (0.33)       (0.31)   (0.17)    9.80 (0.21)     731   1.37      3.13       1.37       3.13
Investor Share Class
1998      55%
1997      79
1996      58
1995      37
1994      38

                                       .

Financial Highlights

For a Share Outstanding for the Years Ended December 31,


                                                                                                        Ratio of
                                                                                                          Net
                                                                       Net                    Ratio of Investment  Ratio of
         Net              Realized             Distri-                Asset             Net   Expenses   Income    Expenses
        Asset     Net       and     Dividends  butions                Value            Assets    to        to     to Average
        Value   Invest-  Unrealized  from Net   from    Contributions  End             End of Average   Average   Net Assets
      Beginning  ment     Gains on  Investment Capital   (Return of     of   Total     Period   Net       Net     (Excluding
      of Period Income   Securities   Income    Gains     Capital)    Period Return    (000)   Assets    Assets    Waivers)
----------------------------------------------------------------------------------------------------------------------------
       Ratio of
         Net
      Investment
        Income
          to
       Average
      Net Assets Portfolio
      (Excluding Turnover
       Waivers)    Rate
----------------------------------------------------------------------------------------------------------------------------
--------------------
--------------------
----------------------------------------
Growth Fund
Investor Share Class
1998   $14.60   $(0.07)    $ 4.18     $ 0.00   $(1.65)      $0.00     $17.06 29.52%    $3,533   1.52%    (0.45)%     1.52%
1997    13.09     0.08       2.97      (0.08)   (1.46)       0.00      14.60 23.65      3,485   1.27      0.54       1.33
1996    11.62     0.14       2.33      (0.14)   (0.86)       0.00      13.09 21.41      3,031   1.27      1.11       1.27
1995     9.74     0.12       2.89      (0.13)   (1.00)       0.00      11.62 31.29      2,681   1.31      1.10       1.31
1994    10.23     0.13      (0.37)     (0.13)   (0.12)       0.00       9.74 (2.42)     1,530   1.33      1.30       1.33
-----------------------------------------
Investor Share Class
1998    (0.45)%      65%
1997     0.48        62
1996     1.11        58
1995     1.10        71
1994     1.30        68
-----------------------------------------
International Equity Fund
-----------------------------------------
-----------------------------------------
Investor Share Class
1998   $15.34   $(0.08)    $ 3.86     $(0.03)  $(0.18)      $0.00     $18.91 24.87%    $1,015   1.83%    (0.43)%     1.83%
1997    15.79     0.01       0.66      (0.03)   (1.09)       0.00      15.34  4.28      1,245   1.60     (0.05)      1.65
1996    14.52     0.04       1.35       0.00    (0.15)       0.03      15.79  9.85(A)   1,608   1.61      0.20       1.61
1995    12.96     0.05       1.73      (0.02)   (0.20)       0.00      14.52 13.79      1,686   1.68      0.42       1.68
1994    12.58     0.02       0.37       0.00    (0.01)       0.00      12.96  3.08      1,179   1.73      0.03       2.22
Investor Share Class
1998    (0.43)%      31%
1997    (0.10)       17
1996     0.20         9
1995     0.42        11
1994    (0.46)        6
--------------------------------------
--------------------------------------
----------------------------------------------------------------------------
Small Cap Growth Fund
Investor Share Class
1998   $13.29   $(0.10)    $(0.92)    $ 0.00   $(0.23)      $0.00*    $12.04 (7.25)%   $  874   1.63%    (1.30)%     1.63%
1997    13.00    (0.13)      2.05       0.00    (1.63)       0.00      13.29 15.45        552   1.29     (0.97)      1.35
1996    12.46    (0.07)      2.39       0.00    (1.78)       0.00      13.00 19.18        579   1.30     (0.52)      1.30
1995     9.58    (0.01)      3.05       0.00    (0.16)       0.00      12.46 31.73        553   1.39     (0.08)      1.39
1994    10.25     0.00      (0.67)      0.00     0.00        0.00       9.58 (6.54)       294   1.38      0.02       1.38
Investor Share Class
1998    (1.30)%     151%
1997    (1.03)      170
1996    (0.52)      158
1995    (0.08)      142
1994     0.02        43

*Per share was less than $0.005.

(A) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Investor Class would have been 9.64%.

                                       .

Financial Highlights

For a Share Outstanding for the Years Ended December 31,

                                                                                                          Ratio of
                                                                                                            Net
                                                                         Net                    Ratio of Investment  Ratio of
            Net      Net     Realized             Distri-               Asset             Net   Expenses   Income    Expenses
           Asset   Invest-     and     Dividends  butions               Value            Assets    to    (Loss) to  to Average
           Value    ment    Unrealized  from Net   from    Contribution  End             End of Average   Average   Net Assets
         Beginning Income    Gains on  Investment Capital  (Return) of    of   Total     Period   Net       Net     (Excluding
         of Period (Loss)   Securities   Income    Gains     Capital    Period Return    (000)   Assets    Assets    Waivers)
------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund
Investor Share Class
1998(1)   $10.00   $ 0.08     $ 0.66     $(0.11)  $ 0.00      $0.00+    $10.63   7.35%    $ 21    1.91%     4.18%      2.28%


          Ratio of
            Net
         Investment
           Income
             to
          Average
         Net Assets  Portfolio
         (Excluding  Turnover
          Waivers)     Rate
Investor Share Class
1998(1)     3.81%        13%*
-----------------------------
-----------------------------
----------------------------------------------------------
Asian Tigers Fund
Investor Share Class
1998      $ 7.57   $ 0.04     $(0.94)    $ 0.00   $ 0.00      $0.00     $ 6.67 (11.89)%   $178    2.11%     0.47%      2.11%
1997       11.89     0.05      (4.36)      0.00    (0.01)      0.00       7.57 (36.25)     334    1.85      0.30       1.89
1996       10.44    (0.02)      1.48      (0.01)   (0.02)      0.02      11.89  14.21(B)   840    1.79     (0.15)      1.79
1995        9.47     0.11       0.95      (0.09)    0.00       0.00      10.44  11.18      733    1.81      1.05       1.88
1994(2)    10.00     0.01      (0.53)      0.00    (0.01)      0.00       9.47  (5.37)     705    1.90      0.15       2.75**
Investor Share Class
1998        0.47%        57%
1997        0.26         42
1996       (0.15)        24
1995        0.98         28
1994(2)    (0.70)**      13*
-----------------------------------
-----------------------------------
----------------------------------------------------------------------
Small Cap Value Fund
Investor Share Class
1998(3)   $10.00   $(0.01)    $(1.44)    $(0.01)  $ 0.00      $0.00+    $ 8.54 (14.53)%   $324    2.03%    (0.30)%     2.11%
Investor Share Class
1998(3)    (0.38)%       54%*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+Per share was less than $0.005.

1. Commenced operations on October 8, 1998. All ratios except the total return for the period have been annualized.

2. Commenced operations on January 12, 1994. All ratios and the total return for the period have been annualized.

3. Commenced operations on June 30, 1998. All ratios except the total return for the period have been annualized.

*Not Annualized

**Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Share Class' initial year of operations.

(B)The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Investor Class would have been 14.02%.

More Information about the Funds is available without charge through the following:

Statement of         More detailed information about the Funds is in the
Additional           Statement of Additional Information. The Statement of
Information          Additional Information has been filed with the SEC and is
                     incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

Annual and           These reports list the Funds' holdings and contain
Semi-Annual          information from the Funds' portfolio managers about Fund
Reports              strategies and recent market conditions and trends.

                     Call 1-800-443-4725
By Telephone:

By Mail:             Write to the Funds c/o
                     ABN AMRO Funds

                     P.O. Box 60549

                     King of Prussia, PA 19406-0549


On the World Wide
Web:                 www.abnamrofunds-usa.com

From the SEC:        You can also obtain the Statement of Additional
                     Information, annual and semi-annual reports and other information about the Funds from the SEC's website
                     (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee by writing to: Securities and Exchange
                     Commission, Public Reference Room, Washington, D.C.
                     20549-6009. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.



Investment Advisor:                     Distributor: [/R]



ABN AMRO Asset Management (USA) Inc.    First Data Distributors, Inc.
[/R]
                                        4400 Computer Drive



208 South LaSalle Street                Westborough, MA 01581 [/R]

4th Floor

Chicago, IL 60604-1003

No one has been authorized to give any information or to make any representations not contained in the Prospectus or Statement of Additional Information in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or First Data Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

For more information, please call 1-800-443-4725.

                                ABN AMRO Funds
                       (formerly, the "Rembrandt Funds")
                              Investment Advisor:
                      ABN AMRO Asset Management (USA) Inc.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of ABN AMRO Funds (the "Trust") and should be read in conjunction with the prospectuses dated May 3, 1999. The Trust has two prospectuses.
One prospectus relates to Common Shares of the funds and the other relates to Investor Shares of the funds. Prospectuses may be obtained by writing to First Data Distributors, Inc. (the "Distributor"), 4400 Computer Drive, Westborough, Massachusetts 01581, or by calling 1-800-443-4725.

The Trust's most recent annual report is a separate document typically supplied with the SAI and includes the Trust's audited financial statements, which are incorporated by reference into this SAI. The annual and other shareholder reports are available upon request and without charge. Please call 1-800-443-4725 to obtain these reports.

                               TABLE OF CONTENTS

THE TRUST.................................................................... 3
DESCRIPTION OF PERMITTED INVESTMENTS......................................... 3
INVESTMENT LIMITATIONS.......................................................28
NON-FUNDAMENTAL POLICIES.....................................................30
MANAGEMENT OF THE FUND.......................................................31
TRUSTEES AND OFFICERS OF THE TRUST...........................................31
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................34
INVESTMENT ADVISORY AND OTHER SERVICES.......................................38
THE ADVISOR..................................................................38
DISTRIBUTION AND SHAREHOLDER SERVICING.......................................40
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................43
THE TRANSFER AGENT...........................................................44
THE CUSTODIAN................................................................45
COUNSEL AND AUDITORS.........................................................45
BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................45
PORTFOLIO TRANSACTIONS.......................................................45
TRADING PRACTICES AND BROKERAGE..............................................45
DESCRIPTION OF THE TRUST.....................................................50
PURCHASE AND REDEMPTION OF SHARES............................................51
SHAREHOLDER LIABILITY........................................................53
DETERMINATION OF NET ASSET VALUE.............................................53
TAXATION.....................................................................54
GENERAL INFORMATION ABOUT FUND PERFORMANCE...................................59
COMPUTATION OF YIELD.........................................................60
CALCULATION OF TOTAL RETURN..................................................63
LIMITATION OF TRUSTEES' LIABILITY............................................66

FINANCIAL STATEMENTS.........................................................66
APPENDIX....................................................................A-1

May 3, 1999

THE TRUST

ABN AMRO Funds (prior to April 29, 1998, Rembrandt Funds) is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares of each fund. Generally, investors may purchase shares through two separate classes, Common Shares and the Investor Shares, which provide for variations in distribution costs and other expenses. Except for these differences between Common Shares and Investor Shares, each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." This SAI relates to the following funds: Value Fund\(US)\, Growth Fund\(US)\, International Equity Fund\(US)\, Small Cap Growth Fund\(US)\ (formerly, the Small Cap Fund), Small Cap Value Fund\(US)\, Asian Tigers Fund\(US)\, TransEurope Fund\(US)\, Latin America Equity Fund\(US)\, Real Estate Fund\(US)\ (collectively, the "Equity Funds"), Balanced Fund\(US)\ (the "Balanced Fund"), Fixed Income Fund\(US)\, Intermediate Government Fixed Income Fund\(US)\, Tax-Exempt Fixed Income Fund\(US)\, International Fixed Income Fund\(US)\, Limited Volatility Fixed Income Fund\(US)\ (collectively, the "Fixed Income Funds"), Money Market Fund\(US)\, Government Money Market Fund\(US)\, Treasury Money Market Fund\(US)\ and Tax-Exempt Money Market Fund\(US)\ (collectively, the "Money Market Funds" and together with the Equity, Balanced, and Fixed Income Funds, the "Funds"). As of December 31, 1998, the Limited Volatility Fixed Income Fund and TransEurope Fund had not commenced operations.

DESCRIPTION OF PERMITTED INVESTMENTS

ADRs, Continental Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")

A Fund may invest in depositary receipts and other similar instruments, such as ADRs, CDRs, EDRs & GDRs. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary, EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as passthrough certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

Asset-backed securities may be traded over-the-counter and typically have short to intermediate maturities depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by letters of credit issued by financial institutions (such as banks or insurance companies) unaffiliated with the issuers of such securities. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holder of the asset-backed securities. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

Bankers' Acceptances

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Bank Investment Contracts ("BICS")

BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are issuing bank or savings and loan institution. For this reason, BICs are considered to be illiquid investments.

Borrowing

Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to an outstanding borrowing resulting in additional transaction costs. In addition, liquidating portfolio securities may generate capital gains, which will be distributed to shareholders as taxable income or capital gains. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.

Brady Bonds

Brady Bonds are a particular type of debt obligation created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring. Around 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. Brady Bonds are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, and are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated). They are actively traded in the over-the-counter secondary market. U.S. dollar-denominated collateralized Brady Bonds are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations with the same maturity. Interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that is typically equal to between 12 and 18 months of interest payments. Payment of interest and (except in the case of principal-collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. The restructurings provided for the exchange of loans and cash for newly issued bonds, Brady Bonds. Brady Bonds generally fall into two categories: collaterized Brady Bonds and bearer Brady Bonds. U.S. dollar-denominated collaterized bonds, which may be fixed par bonds or floating rate discount bonds, are collaterized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year of rolling interest payments are collaterized by cash or other investments.

Certificates of Deposit

Certificates of deposit are interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid.

Commercial Paper

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Debt Securities -- Ratings

The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor promptly reassesses whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund disposes of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

Dollar Rolls

Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Equity Securities

Equity securities include common stocks, common stock equivalents, preferred stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks, sponsored and unsponsored depositary receipts (e.g., ADRs), REITs, and equity securities of closed-end investment companies.

Euro-Denominated Securities

On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro. The countries that initially converted to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain.

As of January 1, 1999, financial transactions and market information including share quotations and company accounts, in participating countries are in Euros. Over time, approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries is uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro on the Funds, the transition may change the economic environment and behavior of investors, particularly in European markets. In addition, investors may begin to view those countries participating in the EMU as a single entity. The Advisor may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences as a result of currency conversions to the Euro. Until the Euro develops its reputation and the ECB gains experience in managing monetary policy, it will be difficult to predict the strengths and weaknesses of the Euro.

Floating Rate Notes

Floating rate notes normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit enhancements provided by banks. The Advisor monitors the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

Foreign Securities

Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of the Fund's investment in companies in those countries.

Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although the Funds typically do not engage in hedging activities, a Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

A Fund may invest in securities denominated in currencies of foreign countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Fund's assets denominated in those currencies. Foreign countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies, including the U.S. dollar. Further, it may be difficult to reduce a Fund's currency risk through hedging if it chose to engage in hedging activities. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Advisor's decisions regarding these risks may not be correct or prove to be wise and, generally, any losses resulting from investing in foreign countries will be borne by Fund shareholders.

Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

Forward Foreign Currency Contracts

A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract.

At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although the Funds typically do not engage in hedging activities, a Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges, stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or liquid assets known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid assets, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis. Whenever a Fund is required to establish a segregated account for any investment or strategy, notations in the books of the Trust's custodian are sufficient to constitute a segregated account.

The Funds typically do not engage in hedging activities. Further, there are risks associated with these activities, including the following: (1) the success of a hedging strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Eurodollar futures are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

The Funds will only enter into futures contracts traded on a national futures exchange or board of trade.

GNMA Certificates

GNMA Certificates are securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have shorter average maturities and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be

"passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Guaranteed Investment Contracts ("GICs")

GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies. For this reason, GICs are considered to be illiquid.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within 7 days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

Investment Company Shares

Under applicable regulations, the Funds are generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Funds own more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund's own fees and expenses.

The Trust has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Funds to invest in shares of ABN AMRO Money Market Funds. Pursuant to this order, each Fund is permitted to invest in shares of the Money Market Funds for cash management purposes, provided that the Advisor and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the Investment Company Act of 1940 ("1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

Loan Participations

Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent. The secondary market, if any, for these loan participations is limited.

Master Limited Partnerships

Master limited partnerships are public limited partnerships composed of (i) assets spun off from corporations or (ii) private limited partnerships. Master limited partnerships are formed by reorganizing corporate assets or private partnerships as public limited partnerships combining various investment objectives. Interests in master limited partnerships are represented by depositary receipts traded in the secondary market. Because limited partners have no active role in management, the safety of a limited partner's investment in a master limited partnership depends upon the management ability of the general partner.

Money Market Instruments

Money market instruments include certificates of deposit, commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie May also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae. FHLMC or GNMA-guaranteed mortgage pass,,through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

A Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Municipal Securities

Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by an NRSRO or (ii) if not rated, of equivalent quality in the Advisor's judgment.

Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Advisor to have essentially the same character-istics and quality as bonds rated in the above rating categories. The Advisor may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Obligations of Supranational Entities

Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Options

A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price. which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid assets in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid assets with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

The Funds typically do not engage in hedging activities. Further, risks associated with such activities include: (1) the success of a hedging strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund receives a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Put and call options may be used by a Fund from time to time as the Advisor deems to be appropriate, except as limited by each Fund's investment restrictions. Options will not be used for speculative purposes. Among the strategies the Advisor may use are: protective puts on stocks owned by a Fund, buying calls on stocks a Fund is attempting to buy and writing covered calls on stocks a Fund owns.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction". In order to close out an option position, a Fund may enter into a "closing transaction" -- the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may buy protective put options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of buying the protective put is that if the price of the stock falls during the option period, the Fund may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

A Fund may buy call options from time to time as the Advisor determines is appropriate in seeking the Fund's investment objective. The Fund may elect to buy calls on stocks that the Fund is trying to buy. The advantage of the Fund buying the fiduciary call is that if the price of the stock rises during the option period, the Fund may exercise the call and buy the stock for the lower exercise price. If the security falls in value, the Fund will have paid a premium for the call (which will expire worthless) but will be able to buy the stock at a lower price.

A Fund may write covered call options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of writing covered call options is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Real Estate Investing

Investments in companies in the real estate industry may be subject to the risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; demographic trends and variations in rental income; changes in zoning laws; casualty or condemnation losses; environmental risks; regulatory limitations on rents; changes in neighborhood values; related party risks; changes in the appeal of properties to tenants; increases in interest rates; and other real estate capital market influences. Generally, increases in interest rates increase the costs of obtaining financing, which could directly and indirectly decrease the value of a Fund's investments. A Fund's share price and investment return may fluctuate, and a shareholder's investment when redeemed may be worth more or less than its original cost. Certain of these securities that are issued by foreign companies may be subject to the risks associated with investing in foreign securities in addition to the risks associated with the direct ownership of real estate.

Real Estate Investment Trust (REITs)

REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall.
Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

Receipts

Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. Receipts include "Treasury Receipts" ("TRs"),

"Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS").

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditors and required to return the underlying securities to the seller's estate.

Restraints on Investments by Money Market Funds

Investments by each Money Market Fund are subject to limitations imposed under rules adopted by the SEC. Under SEC rules, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which generally means they are rated, at the time of investment, by at least two NRSROs (one if there is only one organization rating such obligation) in one of the two highest short-term rating categories or, if unrated, determined to be of comparable quality. First tier securities are securities that are rated by at least two NRSROs (one if it is the only organization rating such securities) or an unrated security determined to be of comparable quality. Second tier securities are eligible securities that do not qualify as first tier securities. The Advisor will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees.

Restricted Securities

Restricted securities are securities (including those of foreign issuers) that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Securities of foreign issuers may be restricted. Up to 10% of a Fund's assets may consist of restricted securities that are illiquid and the Advisor may invest up to an additional 5% of the total assets of a Fund in restricted securities, provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines and procedures developed and established by the Board of Trustees of the Trust. The Board of Trustees will periodically review such procedures and guidelines and will monitor the Advisor's implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisor considers the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades.

Rights

Rights are instruments giving shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.

Securities Lending

Securities loaned by a Fund pursuant to an agreement which requires collateral to secure the loan are not made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets (including the value of the collateral) taken at fair market value. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund normally pays lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. A Fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; and (3) the Fund will receive any interest or dividends paid on the loaned securities.

Short Sales

Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Fund may sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

A Fund may also maintain short positions in forward currency exchange transactions, in which the Funds agree to exchange currency that does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, the Fund establishes with its custodian a segregated account consisting of cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained.

Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

Sovereign Debt Securities

Sovereign debt securities are debt securities issued by various foreign governmental issuers. Investing in fixed and floating rate foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other International agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports would be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service it external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned to the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitment to lend funds which may further impair the obligor's ability or willingness to timely service its debts.

Standby Commitments or Puts

Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium has the effect of reducing the yield otherwise payable on the underlying security.

The Advisor has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put, but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued which are held by the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

STRIPS

Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Advisor will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

Swaps, Caps, Floors and Collars

Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements are covered by setting aside cash or liquid assets in a segregated account. A Fund enters into swaps only with counterparties believed to be creditworthy.

In a typical cap or floor agreement, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. In swap agreements, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield.

Unit Investment Trusts

A unit investment trust ("UIT") is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs") DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

U.S. Government Agency Obligations

Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g.,GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury Obligations

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as "Separately Traded Registered Interest and Principal Securities" ("STRIPS"), that are transferable through the Federal book-entry system.

Variable Amount Master Demand Notes

Variable amount master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

Warrants

Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price usually higher than the market price at the time of issuance during a specified period.

When-Issued Securities

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.
When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

The when-issued securities are subject to market fluctuations, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

The Funds segregate cash or liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Funds do not use such purchases for leveraging. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

Zero Coupon Obligations

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligations increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

INVESTMENT LIMITATIONS

Each Fund has adopted certain investment limitations which are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term

"majority of the Fund's outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

1. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of shares of the Fund.

2. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

3. Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4. Purchase or sell real estate or physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

No Equity, Fixed Income or Balanced Fund may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets, and does not apply to the Latin America Equity, International Fixed Income or Real Estate Funds.

2. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and, with respect to the Real Estate Fund, investments in the real estate industry) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

3. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

No Money Market Fund may:

1. Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

2. Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

3. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

The foregoing percentages (except for the limitation on illiquid securities below) apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all Money Market Funds for which the limit is 10% of net assets).

For purposes of the Latin America Equity Fund's investment policies, Latin American issuers means companies organized in, or for which the principal securities trading market is in Latin America and (ii) companies, wherever organized, that, in one of the last two fiscal years derived more than 50% of their annual revenues or profits from goods produced, sales made or services performed in Latin America.

For purposes of the Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate, or
(ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

A Fund may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which certain companies provide essential management, administrative and other services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

ARNOLD F. BROOKSTONE (4/8/30) -- Trustee -- 950 N. Michigan Avenue, Chicago, Illinois 60611. Retired. Executive Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation (pulp and paper business), 1991-1996.

WILLIAM T. SIMPSON (7/26/27) -- Trustee -- 1318 Navajo Court, Louisville, Kentucky 40207. Retired since July 1992.

ROBERT FIETLER (11/19/30) -- Trustee -- 179 East Lake Shore Drive, Chicago, Illinois 60611. Retired. Chairman of Executive Committee, Board of Directors, Weyco Group, Inc. (men's footwear), since 1996. President and Director, Weyco Group, Inc., 1968-1996.

RICHARD A. FRODSHAM (3/23/40) -- Executive Vice President** -- Since October 1997, Executive Vice President and Chief Administrative Officer of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. President of LaSalle Street Capital Management, Ltd., January 1997 -September 1997. Senior Vice President of ABN AMRO Incorporated (formerly, ABN AMRO Chicago Corporation, formerly, The Chicago Corporation), January 1994 -Present.

MICHAEL T. CASTINO (8/10/62) -- Vice President** -- Since July 1997, Vice President, Fund Marketing, of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. Assistant Vice President, Rembrandt Product Manager of LaSalle National Bank (formerly, LaSalle National Trust, N.A.), June 1995-July 1997. Director of Fund Marketing, Kemper Financial Services, Inc., October 1991-June 1995.

KATHRYN L. MARTIN (10/23/57) -- Vice President** -- Since March 1998, Senior Vice President, Director of Compliance of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. Vice President, ABN AMRO Asset Management (USA) Inc. (formerly, LaSalle Street Capital Management, Ltd.), June 1995 - March 1998. Assistant Vice President, LaSalle Street Capital Management, Ltd. (formerly, Chemical Investment Group), October 1989-June 1995.

LAURIE LYNCH (8/3/61) -- Vice President** -- Since April 1997, Marketing Associate, Fund Marketing of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. Executive Assistant, LaSalle Street Capital Management, Ltd., April 1996-April 1997. Municipal Underwriting Assistant, Fidelity Capital Markets, September 1994-April 1997. Office Administrator, The Choice for Staffing, March 1992-September 1994.

COLEEN DOWNS DINNEEN (12/16/60) -- Vice President and Assistant Secretary -- Counsel, Mutual Fund Legal Division, First Data Investor Services Group, Inc., 101 Federal Street, Boston, Massachusetts 02110 since 1997. Vice-President, Scudder, Stevens & Clark, Inc (an investment management firm). (1989-1996).

MICHAEL C. KARDOK (7/17/59) -- Treasurer -- Vice President and Division Manager, First Data Investor Services Group, Inc.; prior to May 1994, Vice President, The Boston Company Advisors, Inc.

JEFFREY MARSHALL (2/18/56) -- Vice President and Assistant Treasurer -- Since 1998, associated with the Distribution Services Division of First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581.

THERESE M. HOGAN (2/27/62) -- Vice President and Assistant Treasurer -- Director of State Regulation of First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 since June 1994. For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut.

MARC PEIRCE (4/6/62) -- Vice President** -- Since September 1998, Compliance Analyst of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, IL 60604. Compliance Analyst, The Northern Trust Company from August 1996 -- September 1998; Tax Analyst, The Northern Trust Company, September 1991 -- August 1996.

KAREN DEPOUTOT (10/7/66) -- Assistant Treasurer -- Director of Mutual Fund Treasury and Assistant Treasurer for First Data Investor Services Group, Inc. since June 1994. Prior to June 1994, Ms. Depoutot was a Senior Treasury Analyst at The New England and an Assistant Vice President in the Mutual Fund Accounting Department at The Boston Company Advisors, Inc.

JOHN H. GRADY, JR. (6/1/61) -- Assistant Secretary -- 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995; Associate, Morgan, Lewis & Bockius LLP, 1993-1995.

RICHARD W. GRANT (10/25/45) -- Assistant Secretary -- 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1989.

------------------

** This person is an "affiliated person" of both the Advisor and the Trust, as the term is defined in the 1940 Act.

For the fiscal year ended December 31, 1998, the Trustees received the following compensation:

===================================================================================================
                                                                                Total Compensation
                            Aggregate         Pension or                        from Registrant and
                          Compensation        Retirement         Estimated       Fund Complex Paid
                         From Registrant   Benefits Accrued   Annual Benefits    to Directors for
   Name of Person,       for Fiscal Year   as Part of Fund         Upon          Fiscal Year Ended
      Position             Ended 1998          Expenses         Retirement             1998
---------------------------------------------------------------------------------------------------
Arnold F. Brookstone,       $14,000              N/A                N/A         $14,000 for service
Trustee                                                                         on one board
===================================================================================================

========================================================================================================
                                                                                     Total Compensation
                           Aggregate           Pension or                            from Registrant and
                         Compensation          Retirement           Estimated         Fund Complex Paid
                        From Registrant     Benefits Accrued     Annual Benefits      to Directors for
  Name of Person,       for Fiscal Year     as Part of Fund           Upon            Fiscal Year Ended
     Position             Ended 1998            Expenses           Retirement               1998
--------------------------------------------------------------------------------------------------------
William T. Simpson,        $14,000                N/A                  N/A           $14,000 for service
Trustee                                                                              on one board
--------------------------------------------------------------------------------------------------------
John A. Wing,                None                 N/A                  N/A                  None
Trustee/1/
--------------------------------------------------------------------------------------------------------
Robert Fietler,            $14,000                N/A                  N/A                 $14,000
Trustee
--------------------------------------------------------------------------------------------------------
Timothy Leach,               None                 N/A                  N/A                  None
Trustee/1/
========================================================================================================

/1/ No longer serves on the Board.

The Trust pays the fees for unaffiliated Trustees who are not "interested persons" of the Trust. Officers and affiliated Trustees are not compensated by the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

5% AND 25% SHAREHOLDERS

As of March 31, 1999, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Trust.

As of March 31, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Common Class shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

                          TREASURY MONEY MARKET FUND

Name of Owner and Class                                 Percentage of Ownership
-----------------------                                 -----------------------
LaSalle National Bank                                            97.219
Attn: Demand Note Desk
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Chicago Corporation                                     99.376
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001
INVESTOR Shares

                          GOVERNMENT MONEY MARKET FUND


Name of Owner and Class                                 Percentage of Ownership
-----------------------                                 -----------------------
LaSalle National Trust N.A.                                      80.782
Attn: Income Collection
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

LaSalle National Bank                                            17.320
FBO Various Defined Contribution
P.O. Box 1443
Chicago, IL 60609-1443
COMMON Shares

ABN AMRO Incorporated                                            99.276
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001
INVESTOR Shares

                               MONEY MARKET FUND

LaSalle National Trust N.A.                                      94.223
Attn: Income Collection
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Chicago Corporation                                     99.114
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001
INVESTOR Shares

                          TAX-EXEMPT MONEY MARKET FUND

LaSalle National Bank                                            97.124
Attn: Income Collection
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Chicago Corporation                                     99.525
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001
INVESTOR Shares

                               FIXED INCOME FUND

LaSalle National Bank                                            75.896
Omnibus A/C 75953R109
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

     Name of Owner and Class                                         Percentage of Ownership
     -----------------------                                         -----------------------
LaSalle National Bank                                                          17.617
FBO Various Defined Contribution P1
P.O. Box 1443
Chicago, IL 60609-1443
COMMON Shares

Delaware Charter Cust                                                          34.790
IRA A/C Casmir F. Jezierny
7609 W Strong
Harwood Heights, IL 60656-3353
INVESTOR Shares

Delaware Charter Cust T                                                        22.275
IRA A/C Thomas J. Odriska
6609 S Kedvale
Chicago, IL 60629-5127
INVESTOR Shares

ABN AMRO Incorporated                                                           9.241
393-56020-15
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

Delaware Charter Cust                                                           6.807
IRA A/C Christopher J. Nolfi
5131 W Melrose
Chicago, IL 60641-4225
INVESTOR Shares

Robert K. Moeller &                                                             6.234
Donald R. Moeller JTWROS
4921 Newport Ave
Chicago, IL 60641-3559
INVESTOR Shares

Delaware Charter Cust                                                           5.461
IRA A/C Donald Johnson
3304 N New England
Chicago, IL 60634-3745
INVESTOR Shares

Helen Ann Huber TR                                                              5.025
J/A 12-04-1997 The Then Acting
Trustee of The Helen Ann Huber Self
Declaration Trust
6314 N Leona Ave
Chicago, IL 60646-4224
INVESTOR Shares

                   INTERMEDIATE GOVERNMENT FIXED INCOME FUND

LaSalle National Bank                                                          95.822
Omnibus A/C 75953R307
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

Delaware Charter Cust                                                          47.944
IRA A/C Christopher J. Nolfi
5131 W Melrose
Chicago, IL 60641-4225
INVESTOR Shares

ABN AMRO Incorporated                                                          19.772
Attn: Mutual Fund Operations
395-01746-19
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

Delaware Charter Cust                                                          13.222
IRA A/C Joanne Magnifico Madonia
291 Beaumont Ct
Bartlett, IL 60103-2982
INVESTOR Shares

Jennifer L. Billy                                                              10.762
720 N. Lakeside Dr
Vernon Hills, IL 60061-2614
INVESTOR Shares

ABN AMRO Incorporated                                                           8.289
Attn: Mutual Fund Operations
395-70333-13
PO Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

                          TAX-EXEMPT FIXED INCOME FUND

LaSalle National Bank                                                          99.432
Omnibus A/C 75953R505
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Incorporated                                                          35.037
392-03740-18
Attn: Mutual Fund Operations
P.O. Box 6106
Chicago, IL 60680-6108
INVESTOR Shares

ABN AMRO Incorporated                                                          17.866
040-88498-18
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

Anton Sivak &                                                                   6.672
Eugenia Sivak Jtten
6526 S Karlou Ave
Chicago, IL 60629-5124
INVESTOR Shares

Donald A. Peterson                                                              6.578
5323 W Drummond
Chicago, IL 60639-1514
INVESTOR Shares

Hugh J. O'Malley &                                                              5.993
Helen A O'Malley JT TEN
725 Newgate Ln Apt G
Prospect Hts, IL 60070-2893
INVESTOR Shares

Gloria Kokaisl                                                                  5.569
200 Vilalge Dr #224
Downers Grove, IL 60516-3050
INVESTOR Shares

ABN AMRO Incorporated                                                           5.019
Attn: Mutual Fund Operations
392-06083-16
PO Box 6108
Chicago, IL 60680-6106
INVESTOR Shares

                        INTERNATIONAL FIXED INCOME FUND

LaSalle National Bank                                                          98.650
Omnibus A/C 75953R703
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

Delaware Charter Cust                                                          16.899
IRA A/C R/O Jeraldine Harris
4607 Lincoln Blvd
Richton Park, IL 60471-1868
INVESTOR Shares

Mae F. Belgrave                                                                15.978
15022 South Champlain Avenue
Dolton, IL 60419-2661
INVESTOR Shares

Louis A. McDaniel Jr                                                           10.388
15840 Campbell St
Harvey, IL 60426-2850
INVESTOR Shares

Benito Zapata Cust                                                              9.508
Andrea Zapata
Unif Trans to Min Act - FL
8164 Boss Street
Vienna, VA 22182-3776
INVESTOR Shares

Ilene Wolthusen                                                                 7.638
416 E Reader St
Elburn, Il 60119-8937
INVESTOR Shares

Maria D. Dominquez                                                              5.470
1114 George St
Calumet City, IL 60409-2024
INVESTOR Shares

ABN AMRO Incorporated                                                           5.396
393-04255-11
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

Claudette C. Miles                                                              5.166
8000 S Dante
Chicago, IL 60619-4621
INVESTOR Shares

ABN AMRO Incorporated                                                           5.063
393-04254-12
Attn: Mutual Fund Operations
P.O. Box 6106
Chicago, IL 60680-6108
INVESTOR Shares

                                   VALUE FUND

LaSalle National Bank                                                          62.247
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

LaSalle National Bank                                                          29.549
FBO Various Defined Contributions PL
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

                                  GROWTH FUND

LaSalle National Bank                                                          58.236
FBO Various Defined Contributions PL
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

LaSalle National Bank                                                          33.577
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

                                       36

Name of Owner and Class                                 Percentage of Ownership
-----------------------                                 -----------------------

                             SMALL CAP GROWTH FUND

LaSalle National Bank                                            84.717
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

LaSalle National Bank                                            10.511
FBO Various Defined Contribution PL
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

Sema & Co                                                        12.051
100 Wall St.
New York, NY 10005-3701
INVESTOR Shares

Delaware Charter Cust                                            11.065
IRA A/C Ronald T. Anderson
3134 N 78th Ct.
Elmwood Park, IL 60707-1012
INVESTOR Shares

Phyllis L. Fisher                                                 9.354
P.O. Box 427 Corning Rd.
Beecher, IL 60401-0427
INVESTOR Shares

Delaware Charter Cust                                             6.793
IRA A/C Sonny C. Lai
1760 Potter Rd.
Park Ridge, IL 60068-1131
INVESTOR Shares

Mark R. Dieter &                                                  5.992
Dawn R. Dieter  JTTEN
6859 South Plainfield Rd
Plainfield, IL 60544-0000
INVESTOR Shares

                           INTERNATIONAL EQUITY FUND

LaSalle National Bank                                            68.719
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

LaSalle National Bank                                            22.088
FBO Various Defined Contribution PL
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Incorporated                                             5.471
393-93306-13
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

                               ASIAN TIGERS FUND

LaSalle National Bank                                            72.312
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

LaSalle National Bank                                            24.945
FBO Various Defined Contribution PL
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

James G. Kokenes &                                                9.241
Lynn M. Kokenes  JTTEN
510 North Richmond Avenue
Westmont, IL 60559-1539
INVESTOR Shares

Donaldson Lufkin Jenrette                                         8.927
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
INVESTOR Shares

Delaware Charter Cust                                             8.649
IRA A/C Thomas J. Plonka
126 N. Grant Street
Westmont, IL 60559-1608
INVESTOR Shares

Delaware Charter Cust                                             6.366
IRA A/C Roger J. Bianco, Sr.
1636 Gibson Dr.
Elk Grove Village, IL 60007-2704
INVESTOR Shares

                                 BALANCED FUND

LaSalle National Bank                                            68.105
FBO Various Defined Contribution PL
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

LaSalle National Bank                                            16.101
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Incorporated                                             5.259
Attn: Mutual Fund Operations
395-00837-11
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

                           LATIN AMERICA EQUITY FUND

LaSalle National Bank

Name of Owner and Class                                 Percentage of Ownership
-----------------------                                 -----------------------
P.O. Box 1443                                                    96.041
Chicago, IL 60690-1443
COMMON Shares

                               REAL ESTATE FUND

ABN AMRO Chicago Corporation                                     37.550
Attn: Bill Thiel
208 S. LaSalle Street
Chicago, IL 60604-1001
COMMON Shares

ABN AMRO Incorporated                                            32.628
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
COMMON Shares

ABN AMRO Incorporated                                            10.830
022-81283-10
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
COMMON Shares

ABN AMRO Incorporated                                             5.511
022-81280-13
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
COMMON Shares

ABN AMRO Incorporated                                            47.500
292-00034-11
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

ABN AMRO Incorporated                                            47.500
292-00035-10
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

ABN AMRO Incorporated                                             5.000
398-49208-13
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISOR

The Trust and ABN AMRO Asset Management (USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604 (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisor is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company. The Administrator and Advisor are affiliated and under the common control of ABN AMRO Holding N.V.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

For the fiscal years ended December 31, 1996, 1997, and 1998, the Funds paid the following advisory fees:


                                Net Fees Paid                        Fees waived
                     ----------------------------------  ----------------------------------

       Fund             1996        1997     1998          1996         1997     1998
===========================================================================================
Treasury Money       $  291,794  $  374,682  $  458,132  $235,779    $  301,942  $  343,600
Market Fund
-------------------------------------------------------------------------------------------
Government           $  448,001  $  497,187  $  474,566  $      0    $        0  $  263,355
Money Market
Fund
-------------------------------------------------------------------------------------------
Money Market         $1,138,578  $1,386,860  $2,020,937  $853,933    $1,040,154  $1,515,702
Fund
-------------------------------------------------------------------------------------------
Tax-Exempt           $  318,245  $  484,301  $  613,501  $275,379    $  413,335  $  460,126
Money Market
Fund
-------------------------------------------------------------------------------------------
Fixed Income         $  625,690  $  670,250  $  833,301  $125,138    $  134,049  $  166,660
Fund
-------------------------------------------------------------------------------------------
Intermediate         $  334,912  $  268,185  $  243,361  $ 66,982    $   53,637  $   48,672
Government
Fixed Income
Fund
-------------------------------------------------------------------------------------------
Tax-Exempt           $  218,761  $  194,948  $  184,668  $ 56,636    $   43,866  $   36,934
Fixed Income
Fund
-------------------------------------------------------------------------------------------
International        $  140,609  $  136,701  $  132,776  $      0    $        0  $    7,424
Fixed Income
Fund
-------------------------------------------------------------------------------------------
Limited                  *           *           *          *            *              *
Volatility Fixed
Income Fund
-------------------------------------------------------------------------------------------
Value Fund           $1,170,294  $1,620,699  $1,673,833  $      0    $        0  $        0
-------------------------------------------------------------------------------------------
Growth Fund          $  723,113  $  972,369  $1,279,933  $      0    $        0  $        0
-------------------------------------------------------------------------------------------
Small Cap            $  235,012  $  319,968  $  390,042  $      0    $        0  $        0
Growth Fund
-------------------------------------------------------------------------------------------
Small Cap Value          *           *       $   25,004     *            *       $    2,778
Fund
-------------------------------------------------------------------------------------------
International        $  886,424  $  972,268  $1,183,171  $      0    $        0  $        0
Equity Fund
-------------------------------------------------------------------------------------------
TransEurope              *           *           *          *            *              *
Fund
===========================================================================================


                         Net Fees Paid                           Fees Waived
                   ------------------------------        ---------------------------
       Fund             1996        1997     1998        1996      1997     1998
====================================================================================

Asian Tigers         $312,823    $393,065    $298,444    $0         $0       $0
 Fund
------------------------------------------------------------------------------------
Latin America        $ 44,270    $259,452    $287,872    $0         $0       $0
 Equity Fund
------------------------------------------------------------------------------------
Real Estate Fund       *         $     57    $ 34,196     *         $25      $14,655
------------------------------------------------------------------------------------
Balanced Fund        $391,615    $466,334    $545,646    $0         $0       $0
====================================================================================

     *   Not in operation during the period.

The Advisor has agreed to waive its fee at least through April 2000 in order to limit advisory fees to the amounts set forth below:

Fund                               Total Advisory Fees
----                               -------------------
Real Estate Fund                           .70%
Fixed Income Fund                          .50%
Intermediate Government Fixed Income Fund  .50%
Tax-Exempt Fixed Income Fund               .50%
Limited Volatility Fixed Income Fund       .50%
Treasury Money Market Fund                 .20%
Money Market Fund                          .20%
Tax-Exempt Money Market Fund               .20%

After April 2000, the Advisor may continue, modify or cancel this waiver. Advisory fees are paid separately by each Fund. For each Fund, advisory fees at the Fund level rather than at the share class level.

DISTRIBUTION AND SHAREHOLDER SERVICING

First Data Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of First Data Corporation, 4400 Computer Drive, Westborough, Massachusetts 01581, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated March 2, 1998. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. Under the Distribution Agreement, the Distributor has agreed to use its best efforts in connection with the distribution of Fund shares. Fund shares are offered continuously.

Distribution Plan

The Trust has adopted a distribution plan for the Investor Shares of each Fund (the "Distribution Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under the Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The

Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Distribution Plan provides for payments to the Distributor at an annual rate of .25% of the Investor Shares average daily net assets. This ongoing distribution fee is calculated on each Fund's aggregate average daily net assets attributable to its Investor Shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Distribution Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Prior to March 2, 1998, Rembrandt Financial Services Company ("RFS"), Oaks, Pennsylvania 19456, served as the Trust's distributor. RFS is a wholly-owned subsidiary of SEI Financial Services Company.

For the fiscal year ended December 31, 1998, the Funds paid the following amounts pursuant to the Distribution Plan:

=====================================================================
                                             Distribution Amount Paid
                   Fund                                1998
---------------------------------------------------------------------

Treasury Money Market Fund                              $ 35,204
---------------------------------------------------------------------
Government Money Market Fund                            $144,655
---------------------------------------------------------------------
Money Market Fund                                       $369,611
---------------------------------------------------------------------
Tax-Exempt Money Market Fund                            $114,248
---------------------------------------------------------------------
Fixed Income Fund                                       $  1,093
---------------------------------------------------------------------
Intermediate Government Fixed Income Fund               $    189
---------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                            $  1,337
---------------------------------------------------------------------
International Fixed Income Fund                         $    135
---------------------------------------------------------------------
Limited Volatility Fixed Income Fund                    *
---------------------------------------------------------------------
Value Fund                                              $  4,184
---------------------------------------------------------------------
Growth Fund                                             $  7,913
---------------------------------------------------------------------
Small Cap Growth Fund                                   $  1,396
---------------------------------------------------------------------
Small Cap Value Fund                                    $    309
=====================================================================

================================================================================
                                             Distribution Amount Paid
                   Fund                                1998
================================================================================

International Equity Fund                               $ 2,742
--------------------------------------------------------------------------------
TransEurope Fund                                        *
--------------------------------------------------------------------------------
Real Estate Fund                                        $     9
--------------------------------------------------------------------------------
Asian Tigers Fund                                       $   467
--------------------------------------------------------------------------------
Latin America Equity Fund                               *
--------------------------------------------------------------------------------
Balanced Fund                                           $ 9,436
================================================================================

*  Not in operation during the period.

The distribution-related services that may be provided under the Distribution Plan include: incremental printing costs for reports, prospectuses, notices and similar materials; advertising; cost of preparing, printing, and distributing literature used in connection with the offering of shares; and expenses incurred in the promotion and sale of shares. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

The Administrator or Advisor may benefit from the expenditures under the plan through increased fees from an increase in the net assets of the Trust except for affiliates of the Administrator and Advisor, no "interested person" of the Trust or Disinterested Trustee had a direct or indirect financial interest in the operation of the Distribution Plan or related agreements.

Shareholder Servicing Plan

The Trust has adopted a shareholder servicing plan for the Investor Shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of .25% of the average daily net assets of the Investor Shares. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time. Currently, the Distributor is waiving, on a voluntary basis, its shareholder servicing fee for the Money Market Funds. After waivers, the Funds are paying shareholder servicing fees in the following amounts:

Fund                                                 Net Fees
----                                                 --------

Treasury Money Market Fund                             None

Government Money Market Fund                           .18%

Money Market Fund                                      .14%

Tax-Exempt Money Market Fund                           None

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

The Funds may use the Distributor as a broker for the Funds' portfolio transactions. The Distributor may receive compensation for its brokerage services.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

ABN AMRO Fund Services, Inc. (the "Administrator") serves as the Administrator for the Trust. The Administrator is an affiliate of the Advisor and both are under common control of ABN AMRO Holding N.V., a Netherlands company. As Administrator, it provides the Trust with administrative services, including oversight and monitoring of the sub-administrator, transfer agent, distributor and custodian. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

Under the Administration Agreement: (i) the Administrator is entitled to receive a fee at an annual rate of 0.15% of the average daily net assets of the Funds; (ii) the Trust may withhold a portion of this fee in the event that the Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Trust agreed to pay the Administrator $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if the Trust terminates the Agreement in the second year.

The Administrator has agreed to waive its fees at least through April 2000 in order to limit total administration fees to the amounts set forth below:

Fund                                  Total Administrative Fees
----                                  -------------------------
Treasury Money Market Fund                      .07%
Government Money Market Fund                    .07%
Money Market Fund                               .07%
Tax-Exempt Money Market Fund                    .07%
Fixed Income Fund                               .10%
Intermediate Government Fixed Income Fund       .10%
Tax-Exempt Fixed Income Fund                    .10%
International Fixed Income Fund                 .10%
Real Estate Fund                                .07%
Small Cap Value Fund                            .07%

After April 2000, the Administrator may continue, modify or cancel this waiver.

The Administrator, a Delaware corporation, has its principal business offices at 208 South LaSalle Street, Chicago, Illinois 60604. ABN AMRO Holding N.V. and its subsidiaries and affiliates, including the Administrator, are global providers of financial services, including banking and investment management.

Prior to March 2, 1998, SEI Fund Resources (SEI) served as the Trust's administrator. SEI, a Delaware business trust, has its principal offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI.

First Data Investor Services Group, Inc. serves as the Sub-Administrator for the Trust. As Sub-Administrator it provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator. The Sub-Administrator has voluntarily agreed to waive a portion of its accounting fees for the Real Estate and Small Cap Value Fund. The Sub-Administrator may modify or discontinue this waiver at any time.

Under the Sub-Administration Agreement: (i) the Sub-Administrator is entitled to receive a fee at an annual rate of 0.15% of the average daily net assets of the Funds; (ii) the Administrator may withhold a portion of this fee in the event that the Sub-Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Administrator agreed to pay the Sub-Administrator $1,500,000 if the Administrator terminates the Agreement within the first year and $750,000 if the Administrator terminates the Agreement in the second year.

From March 2, 1998 until June 30, 1998, Investor Services Group served as the Trust's administrator. Investor Services Group, a Massachusetts corporation, has its principal offices at

4400 Computer Drive, Westborough, Massachusetts 01581. First Data Corporation and its subsidiaries and affiliates, including Investor Services Group, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

For the fiscal years ended December 31, 1996, 1997, and 1998, the Funds paid the following administrative fees:

================================================================================
                                                        Net Fees Paid
                                             -----------------------------------
                  Fund                         1996        1997       1998
================================================================================
Treasury Money Market Fund                   $226,103    $135,486    $187,851
--------------------------------------------------------------------------------
Government Money Market Fund                 $336,001    $176,620    $290,086
--------------------------------------------------------------------------------
Money Market Fund                            $853,933    $435,763    $738,080
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                 $254,410    $180,324    $255,157
--------------------------------------------------------------------------------
Fixed Income Fund                            $187,707    $201,074    $178,994
--------------------------------------------------------------------------------
Intermediate Government Fixed Income Fund    $100,473    $ 80,456    $ 52,959
--------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                 $ 68,849    $ 59,704    $ 40,804
--------------------------------------------------------------------------------
International Fixed Income Fund              $ 26,364    $ 25,631    $ 18,863
--------------------------------------------------------------------------------
Limited Volatility Fixed Income Fund             *           *           *
--------------------------------------------------------------------------------
Value Fund                                   $219,430    $303,868    $313,844
--------------------------------------------------------------------------------
Growth Fund                                  $135,584    $182,319    $239,987
--------------------------------------------------------------------------------
Small Cap Growth Fund                        $ 44,065    $ 59,994    $ 73,133
--------------------------------------------------------------------------------
Small Cap Value Fund                             *           *       $  2,431
--------------------------------------------------------------------------------
International Equity Fund                    $132,965    $145,840    $177,476
--------------------------------------------------------------------------------
TransEurope Fund                                 *           *           *
--------------------------------------------------------------------------------
Asian Tigers Fund                            $ 46,924    $ 58,960    $ 44,767
--------------------------------------------------------------------------------
Latin America Equity Fund                    $  6,640    $ 38,918    $ 43,181
--------------------------------------------------------------------------------
Real Estate Fund                                 *       $     12    $  3,885
--------------------------------------------------------------------------------
Balanced Fund                                $ 83,917    $ 99,929    $116,924
================================================================================

* Not in operation during the period.


THE TRANSFER AGENT

The Trust and First Data Investor Services Group (the "Transfer Agent"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0549, a wholly-owned subsidiary of First Data Corporation, have entered into a transfer agency agreement (the "Transfer Agency Agreement") dated May 11, 1998. Under the Transfer Agency Agreement, the Transfer Agent is entitled to receive fees for its services, which may be reduced in the event that the Transfer Agent fails to meet certain performance standards set forth in the Agreement. Under the Agreement, the Trust agreed to pay the Transfer Agent $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if it terminates the Agreement during the second year.

THE CUSTODIAN

The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017, acts as custodian of the Trust. The Custodian holds cash, securities, and other assets of the Trust as required by the Investment Company Act of 1940.

COUNSEL AND AUDITORS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent auditors of the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of trans actions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, research and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. The Advisor usually deals directly with the dealers who make a market in the securities, unless better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of their judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the Funds (and any other accounts under management by the Advisor), brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to a fund or account generating the brokerage business.

As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent may be directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that an ability to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

The Trust may execute brokerage or other agency transactions through an affiliate of the Advisor, which is a registered broker-dealer, for commissions in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealers' provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal year ended December 31, 1998, the Funds paid the following brokerage fees:

=================================================================================================================================
                                                                                  % of Total           Total
                                                Total $        % of Total of      Brokerage         Commissions        Total $
                              Total $          Amount of         Brokerage       Transactions         Paid to           Amount
                             Amount of         Brokerage        Commissions        Effected        Affiliates in     of Brokerage
                             Brokerage        Commissions         Paid to          Through          Connection       Commissions
      Fund                  Commissions         Paid to        Affiliates in      Affiliated           with            Paid for
                            Paid in 1998     Affiliates in         1998           Brokers in        Repurchase         Research
                                                 1998                                1998            Agreement         in 1998
                                                                                                  Transactions in
                                                                                                       1998
=================================================================================================================================

Intermediate                     $0                $0            0.00%                0.00%              $152             $0
Government Fixed
Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed                 $0                $0            0.00%                0.00%              $  0             $0
Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                $0                $0            0.00%                0.00%              $587             $0
=================================================================================================================================

====================================================================================================================================
                                                                                   % of Total           Total
                                                 Total $        % of Total of      Brokerage         Commissions        Total $
                               Total $          Amount of         Brokerage       Transactions         Paid to           Amount
                              Amount of         Brokerage        Commissions        Effected        Affiliates in     of Brokerage
                              Brokerage        Commissions         Paid to          Through          Connection       Commissions
          Fund               Commissions         Paid to        Affiliates in      Affiliated           with            Paid for
                             Paid in 1998     Affiliates in         1998           Brokers in        Repurchase         Research
                                                  1998                                1998            Agreement         in 1998
                                                                                                   Transactions in
                                                                                                        1998
====================================================================================================================================
International Fixed            $      0          $     0            0.00%          0.00%                  $     0          $      0
Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Limited Volatility Fixed                                                               *                  *                *
Income Fund                       *                 *                 *
------------------------------------------------------------------------------------------------------------------------------------
Value Fund                     $343,492          $     0            0.00%          0.00%                  $   189          $282,758
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                    $220,922          $     0            0.00%          0.00%                  $   501          $203,618
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth               $ 78,745          $   594            0.80%          0.00%                  $   194          $ 67,444
Fund                                                                                   +
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund           $ 20,732          $     0               0%          0.00%                  $     0          $ 18,172
------------------------------------------------------------------------------------------------------------------------------------
International Equity           $262,654          $     0            0.00%          0.00%                  $     0          $209,960
Fund
------------------------------------------------------------------------------------------------------------------------------------
Asian Tigers Fund              $129,623          $     0            0.00%          0.00%                  $     0          $123,434
------------------------------------------------------------------------------------------------------------------------------------
TransEurope Fund                  *                 *                 *                *                  *                *
------------------------------------------------------------------------------------------------------------------------------------
Latin America Equity           $157,615          $     0            0.00%          0.00%                  $     0          $ 76,054
Fund
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund               $  8,665          $   485            6.02%          7.69%                  $    45          $  5,640
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                  $ 62,210          $     0            0.00%          0.00%                  $   404          $ 50,879
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money               $      0          $     0            0.00%          0.00%                  $     0          $      0
Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund              $      0          $     0            0.00%          0.00%                  $17,895          $      0
------------------------------------------------------------------------------------------------------------------------------------
Treasury Money Market          $      0          $     0            0.00%          0.00%                  $     0          $      0
Fund
------------------------------------------------------------------------------------------------------------------------------------
Government Money               $      0          $     0            0.00%          0.00%                  $ 6,907          $      0
Market Fund
====================================================================================================================================

* Not in operation during the period.
+ Less than 1%.

For the fiscal years ended December 31, 1996 and 1997, Funds paid the following brokerage fees:

======================================================================================================
                                    Total $ Amount of Brokerage         Total $ Amount of Brokerage
                                        Commissions Paid in          Commissions Paid to Affiliates in
             Fund                        1996          1997                 1996          1997
------------------------------------------------------------------------------------------------------
Intermediate Government Fixed          $      0       $      0              $0          $     0
Income Fund
------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund           $      0       $      0              $0          $     0
------------------------------------------------------------------------------------------------------
Fixed Income Fund                      $      0       $      0              $0          $     0
------------------------------------------------------------------------------------------------------
International Fixed Income Fund        $      0       $      0              $0          $     0
------------------------------------------------------------------------------------------------------
Limited Volatility Fixed Income            *              *                  *             *
Fund
------------------------------------------------------------------------------------------------------
Value Fund                             $185,275       $256,616              $0          $19,358
------------------------------------------------------------------------------------------------------
Growth Fund                            $ 99,324       $135,230              $0          $     0
------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                  $ 89,340       $ 77,603              $0          $     0
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                       *              *                  *             *
------------------------------------------------------------------------------------------------------
International Equity Fund              $ 80,851       $134,578              $0          $     0
------------------------------------------------------------------------------------------------------
Asian Tigers Fund                      $109,083       $178,644              $0          $     0
------------------------------------------------------------------------------------------------------
TransEurope Fund                           *              *                  *             *
------------------------------------------------------------------------------------------------------
Latin America Equity Fund              $ 38,488       $117,515              $0          $     0
------------------------------------------------------------------------------------------------------
Real Estate Fund                           *          $  4,285               *          $     0
------------------------------------------------------------------------------------------------------
Balanced Fund                          $ 37,786       $ 47,708              $0          $12,801
------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund           $      0       $      0              $0          $     0
------------------------------------------------------------------------------------------------------
Money Market Fund                      $      0       $      0              $0          $     0
------------------------------------------------------------------------------------------------------
Treasury Money Market Fund             $      0       $      0              $0          $     0
------------------------------------------------------------------------------------------------------
Government Money Market Fund           $      0       $      0              $0          $     0
======================================================================================================

* Not in operation during the period.

The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Fund's Advisor are brokers in the ABN AMRO International brokerage network. In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt Financial Services Company and SEI Fund Resources, the Funds' former distributor and administrator, respectfully.

As of December 31, 1998, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:


        Fund                 Broker Dealer                         Market Value
        ----                 -------------                         ------------
         Fixed Income Fund:  Paine Webber                          $  1,742,175
             Balanced Fund:  Chase Manhattan                       $    639,786
                             Paine Webber                          $    215,268
                             Bear Sterns                           $    310,213
                             Merrill Lynch Pierce Fenner & Smith   $    300,375
                Value Fund:  Chase Manhattan                       $  5,431,388
                             Bear Sterns                           $  2,182,700
                             Merrill Lynch Pierce Fenner & Smith   $  2,776,800
               Growth Fund:  Morgan Stanley Dean Witter            $  1,157,300
Treasury Money Market Fund:  Morgan Stanley                        $ 15,097,949
                             Prudential Securities                 $ 18,876,200
         Money Market Fund:  Merrill Lynch Pierce Fenner & Smith   $ 44,847,131

Except for the Small Cap Growth, Intermediate Government Fixed Income and Fixed Income Funds, it is expected that the portfolio turnover rate normally will not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities exclusive of U.S. Government securities and securities whose maturities at the time of acquisition are one year or less are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements and by requirements which enable a Fund to receive favorable tax treatment. A portfolio turnover rate of 100% or more will result in higher transaction costs and may result in additional tax consequences for shareholders. You will find portfolio turnover rates for each Fund (except the Money Market Funds) in the "Financial Highlights" section of the Prospectus.

DESCRIPTION OF THE TRUST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Share holders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings but such meetings will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges and taxes on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

Your purchase request may be canceled if the Custodian does not receive federal funds before net asset value is determined on the next Business Day, and you could be liable for any fees or expenses incurred by the Trust.

A redemption request submitted by mail must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. This signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at the address of record or to a commercial bank account previously designated either on the Account Application or by written instruction to the Transfer Agent.

You may redeem your Money Market Investor Shares by writing checks on your account. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears.

Because of the difficulty of determining in advance the exact value of a Fund account, you may not use a check to close your account. The checks are free, but your account may be charged a fee for stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons. If you write a check on your account for an amount below $100, you will be charged a $5 processing fee.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator and/or the Custodian are not open for business.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and a financial intermediary experiences difficulties placing redemption orders by telephone, the intermediary may wish to consider placing the order by other means.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares. Although the methodology and procedures are identical, the net asset value per share of Common Shares and Investor Shares within the Funds may differ because of the distribution and shareholder servicing expenses charged to Investor Shares.

The Money Market Funds

Securities of the Treasury Money Market, Government Money Market, Money Market and Tax-Exempt Money Market Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The Equity, Balanced and Fixed Income Funds

The securities of the Equity, Balanced and Fixed Income Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

TAXATION

The following is only a summary of certain income tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

All Funds

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986 (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of a Fund or its shareholders. In addition, state and local tax consequences on an investment in a Fund may differ from the Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to Federal, state, and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Code. As long as each Fund qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to shareholders.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; and (b) diversify its holdings so that: (i) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the 4% federal excise tax.

Tax Status of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Distributions from net investment income will be taxable to you as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually as capital gains and will be treated as gain from the sale or exchange of capital asset held for more than one year, regardless of how long you have held shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will notify you annually of the Federal income tax character of all distributions.

It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. Such a "return of capital" distribution is applied against and reduces the tax basis of your shares. The excess of a return of capital distribution over the tax basis of your shares is treated as gain from a sale of exchange of the shares.

Certain securities purchased by a Fund (such as STRIPS, TRS, TIGRs and CATS) are sold at original issue discount, and thus do not make periodic cash interest payments. A Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to shareholders, a Fund may have to sell portfolio securities to distribute such income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by you as income dividends from the Fund, provided certain state-specific conditions are satisfied. Each Fund will inform you annually of the percentage of income and distributions derived from U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized by a shareholder will be treated as long-term capital loss to the extent of the long-term capital gain distributions.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Each of the Tax-Exempt Fixed Income Fund and Tax-Exempt Money Market Fund intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from federal income tax. So long as this and certain other requirements are met, dividends consisting of such Funds' net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund, but may have alternative minimum tax consequences.

A Fund may sell securities short "against the box." Under certain circumstances, these transactions may be treated as constructive sales, resulting in the recognition of gain to the Fund.

Tax-Exempt Funds

Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Tax-Exempt Fixed Income Fund or Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Funds. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Funds may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

Shareholders of the Tax-Exempt Funds should consult their tax advisers to determine whether any portion of the income dividends received from such Funds is considered tax exempt in their particular states.

Issuers of bonds purchased by the Tax-Exempt Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Funds to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

Equity and Balanced Funds

Subject to certain restrictions, a dividends-received deduction is available to corporations that receive dividends from domestic corporations. Income dividends paid by an Equity or Balanced Fund will be eligible for the dividends-received deduction for corporate shareholders (subject to the same restrictions) to the extent they are derived from dividends from domestic corporations and to the extent that the respective security has been held for at least three months. Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend. Dividends received from other funds, e.g., Money Market or Fixed Income Funds, will not be eligible for the dividends-received deduction. Distributions of net capital gains from any Fund do not qualify for the dividends received deduction.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should verify their state and local tax liability with their tax advisors.

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If a Fund meets the Distribution Requirement and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, such Fund will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of such Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. The International Equity Fund, TransEurope Fund, Latin America Equity Fund, Asian Tigers Fund and International Fixed Income Fund expect to be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes withheld.

GENERAL INFORMATION ABOUT FUND PERFORMANCE

The Equity, Balanced and Fixed Income Funds

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year, and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount, on an aggregate basis, or an actual basis.

The Money Market Funds

From time to time a Fund may advertise its current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is the annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective compound yield is calculated similarly, but when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective compound yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. The Tax-Exempt Money Market Fund may also advertise a tax-equivalent yield, which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Tax-Exempt Money Market Fund's yield, assuming certain tax brackets for a shareholder.

All Funds

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measure of volatility and benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

Additional performance information is set forth in the 1998 Annual Report to Shareholders, and is available upon request and without charge by calling 1-800-443-4725.

The performance of Common Shares will normally be higher than that of Investor Shares because of the additional distribution and shareholder services expenses charges to Investor Shares.

COMPUTATION OF YIELD

From time to time the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market Fund advertise their current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return +
1)365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

For the seven-day period ended December 31, 1998, the end of the Trust's most recent fiscal year, the Money Market Funds' current, effective and tax-equivalent yields were as follows:

======================================================================================
                                                                           7-Day Tax-
                                                             7-Day Tax-    Equivalent
                                                             Equivalent     Effective
                                                 7-Day       Yield at a    Yield at a
                                               Effective      tax rate     tax rate of
       Fund          Class     7-Day Yield       Yield        of 39.6%        39.6%
======================================================================================
Treasury Money       Common       4.40%          4.49%          N/A            N/A
                     -----------------------------------------------------------------
 Market Fund         Investor     4.15%          4.23%          N/A            N/A
--------------------------------------------------------------------------------------
Government Money     Common       4.75%          4.87%          N/A            N/A
                     -----------------------------------------------------------------
 Market Fund         Investor     4.44%          4.54%          N/A            N/A
--------------------------------------------------------------------------------------
                     Common       4.90%          5.02%          N/A            N/A
Money Market Fund    -----------------------------------------------------------------
                     Investor     4.54%          4.64%          N/A            N/A
--------------------------------------------------------------------------------------
Tax-Exempt Money     Common       3.24%          3.29%         5.36%          5.45%
                     -----------------------------------------------------------------
 Market Fund         Investor     2.99%          3.04%         4.95%          5.03%
======================================================================================
N/A Not Applicable

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Value Fund, Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund, Latin America Equity Fund, Real Estate Fund and Balanced Fund may also advertise a 30-day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

For the thirty-day period ended December 31, 1998, the yield for the following Funds were:

===================================================================
                   Fund                       Class    30-Day Yield
===================================================================
                                             Common     4.82%
Fixed Income Fund                            ----------------------
                                             Investor   4.32%
-------------------------------------------------------------------
                                             Common     4.47%
Intermediate Government Fixed Income Fund    ----------------------
                                             Investor   3.97%
-------------------------------------------------------------------
                                             Common     3.31%
Tax-Exempt Fixed Income Fund                 ----------------------
                                             Investor   2.81%
-------------------------------------------------------------------

============================================================
                   Fund               Class    30-Day Yield
============================================================
                                      Common     2.39%
International Fixed Income Fund       ----------------------
                                      Investor   1.89%
------------------------------------------------------------
                                      Common     4.34%
Real Estate Fund                      ---------------------
                                      Investor   3.84%
============================================================

* Not in operation at the end of the period.

CALCULATION OF TOTAL RETURN

From time to time, the Value Fund, Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Latin America Equity Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund, Balanced Fund and Real Estate Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1+T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total return for the Funds from commencement of operations through December 31, 1998, and for the one and three year periods ended December 31, 1998, were as follows:

=================================================================================================================
                                                                                  Average Annual Total Return
                                                                               ----------------------------------
                                                                                One      Five    Ten      Since
                  Fund                                    Class                 Year     Year    Year   Inception
=================================================================================================================
Treasury Money Market Fund                  Investor/1#/                        4.64%    4.44%      *     4.15%
                                            ---------------------------------------------------------------------
                                            Common/2/                           4.90%    4.71%      *     4.35%
-----------------------------------------------------------------------------------------------------------------
Government Money Market Fund                Investor/3#/                        4.91%    4.75%      *     4.50%
                                            ---------------------------------------------------------------------
                                            Common/2/                           5.24%    5.03%      *     4.69%
-----------------------------------------------------------------------------------------------------------------
Money Market Fund                           Investor/4#/                        4.97%    4.81%      *     4.54%
                                            ---------------------------------------------------------------------
                                            Common/2/                           5.33%    5.10%      *     4.75%
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                Investor/5#/                        2.96%    2.88%      *     2.72%
                                            ---------------------------------------------------------------------
                                            Common/2/                           3.21%    3.14%      *     2.95%
-----------------------------------------------------------------------------------------------------------------
Fixed Income Fund                           Investor/6/                         6.81%    6.25%      *     6.37%
                                            ---------------------------------------------------------------------
                                            Common/2/                           7.13%    6.50%      *     7.06%
-----------------------------------------------------------------------------------------------------------------
Intermediate Government Fixed Income Fund   Investor/7/                         7.56%    5.67%      *     5.38%
                                            ---------------------------------------------------------------------
                                            Common/2/                           8.16%    5.99%      *     6.00%
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                Investor/8/                         5.31%    5.23%      *     5.26%
                                            ---------------------------------------------------------------------
                                            Common/2/                           5.79%    5.55%      *     6.05%
-----------------------------------------------------------------------------------------------------------------
International Fixed Income Fund             Investor/9/                        14.84%    5.58%      *     5.61%
                                            ---------------------------------------------------------------------
                                            Common/10/                         15.15%    5.85%      *     7.42%
-----------------------------------------------------------------------------------------------------------------
Limited Volatility Fixed Income Fund        Investor                                *        *      *         *
                                            ---------------------------------------------------------------------
                                            Common                                  *        *      *         *
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                               Investor/8/                         9.72%   12.36%      *    11.16%
                                            ---------------------------------------------------------------------
                                            Common/2/                           9.97%   12.63%      *    11.81%
-----------------------------------------------------------------------------------------------------------------
Value Fund                                  Investor/11/                        4.66%   16.56%      *    14.55%
-----------------------------------------------------------------------------------------------------------------

==================================================================================================
                                                                   Average Annual Total Return
                                                               -----------------------------------
                                                                 One      Five    Ten      Since
          Fund                            Class                  Year     Year    Year   Inception
==================================================================================================
                             Common/2/                           5.47%   16.96%      *     15.20%
--------------------------------------------------------------------------------------------------
Growth Fund                  Investor/12/                       29.52%   20.03%      *     17.03%
                             ---------------------------------------------------------------------
                             Common/2/                          30.23%   20.43%      *     17.74%
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund        Investor/7/                        (7.25)%   9.46%      *      9.60%
                             ---------------------------------------------------------------------
                             Common/2/                          (6.52)%   9.89%      *      8.69%
--------------------------------------------------------------------------------------------------
Small Cap Value Fund         Investor/18/                            *        *      *    (14.59)%
                             ---------------------------------------------------------------------
                             Common/18/                              *        *      *    (12.74)%
--------------------------------------------------------------------------------------------------
International Equity Fund    Investor/7/                        24.87%   10.90%      *     12.25%
                             ---------------------------------------------------------------------
                             Common/2/                          25.43%   11.21%      *     13.61%
--------------------------------------------------------------------------------------------------
Asian Tigers Fund            Investor/13/                      (11.89)%       *      *     (7.57)%
                             ---------------------------------------------------------------------
                             Common/14/                        (11.37)%       *      *     (7.19)%
--------------------------------------------------------------------------------------------------
Latin America Equity Fund    Investor                                *        *      *          *
                             ---------------------------------------------------------------------
                             Common/15/                        (36.33)%       *      *     (4.82)%
--------------------------------------------------------------------------------------------------
TransEurope Fund             Investor                                *        *      *          *
                             ---------------------------------------------------------------------
                             Common                                  *        *      *          *
--------------------------------------------------------------------------------------------------

==============================================================================================
                                                                Average Annual Total Return
                                                            ----------------------------------
                                                              One      Five   Ten      Since
      Fund                             Class                  Year     Year   Year   Inception
==============================================================================================
Real Estate Fund            Investor/16/                       *         *      *        *
                            ------------------------------------------------------------------
                            Common/17/                      (12.35)%     *      *     (12.35)%
==============================================================================================

*     Not in operation during the period.

_______________
/1/ Commenced operations 3/25/93         /9/  Commenced operations 4/26/93
/2/ Commenced operations 1/4/93          /10/ Commenced operations 2/7/93
/3/ Commenced operations 4/22/93         /11/ Commenced operations 3/26/93
/4/ Commenced operations 3/31/93         /12/ Commenced operations 3/8/93
/5/ Commenced operations 3/24/93         /13/ Commenced operations 1/12/94
/6/ Commenced operations 3/12/93         /14/ Commenced operations 1/3/94
/7/ Commenced operations 4/12/93         /15/ Commenced operations 7/1/96
/8/ Commenced operations 3/9/93          /16/ Commenced Operations 10/8/98
                                         /17/ Commenced operations 12/31/97
                                         /18/ Commenced Operations 6/30/98
LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 1998, including notes thereto and the report of Ernst & Young LLP are herein incorporated by reference from the Trust's annual report.

APPENDIX

Ratings

NRSROs provide ratings for certain instruments in which the Funds may invest. For example, bonds rated in the fourth highest rating category (investment grade bonds) have an adequate capacity to pay principal and interest, but may have speculative characteristics as well. The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund. The Funds may invest in unrated securities that the Advisor determines to be of comparable quality at the time of purchase.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1, the highest rating category, reflect a "satisfactory" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

The rating F-1+ (Exceptionally Strong) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+ the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating category established by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating category, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are consi-dered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capa-city for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                                ABN AMRO FUNDS
                       (formerly, the "Rembrandt Funds")
                           PART C: OTHER INFORMATION
                        Post Effective Amendment No. 18

Item 23. Exhibits
  a(1) Agreement and Declaration of Trust and Amendment thereto as originally filed as Exhibit 1 to Registrant's initial
               Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 1 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  a(2)         Amendment dated October 20, 1992 to Registrant's Agreement and
               Declaration of Trust as originally filed as Exhibit 1(b) with Registrant's Pre-Effective Amendment No. 1 filed on December 3,
               1992 and incorporated by reference to Exhibit 1(a) Post-Effective
               Amendment No. 11, filed April 29, 1997.

  a(3)         Amendment dated April 27, 1998 to Registrant's Agreement and
               Declaration of Trust is incorporated by reference to Exhibit 1(b)
               Post-Effective Amendment No. 16, filed June 30, 1998.

  b(1) Registrant's By-Laws as originally filed as Exhibit 2 with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 2 Post-Effective
               Amendment No. 11, filed April 29, 1997.

  b(2) Registrant's restated By-Laws as of March 11, 1998 are incorporated by reference to Exhibit 2 Post-Effective Amendment
               No. 16, filed June 30, 1998.

  b(3)         Amendment to Registrant's By-Laws is incorporated by reference to
               Exhibit 2(a) Post-Effective Amendment No. 16, filed June 30,
               1997.

  c            Not applicable.

  d(1)         Investment Advisory Agreement with LaSalle Street Capital
               Management, Ltd. as originally filed as Exhibit 5(b) with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 5 Post-Effective
               Amendment No. 11, filed April 29, 1997.

  d(2) Form of Amendment to Schedule A to Investment Advisory Agreement dated December 31, 1992 is incorporated by reference to Exhibit
               5(a) Post-Effective Amendment No. 16, filed June 30, 1998.

  d(3)         Investment Sub-Advisory Agreement between LaSalle Street Capital
               Management Ltd., on behalf of the Registrant, and ABN AMRO-NSM
               International Funds Management B.V. as originally filed as
               Exhibit 5(c) with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 5(a) Post-Effective
               Amendment No. 11, filed April 29, 1997.

  e(1) Distribution Agreement as originally filed as Exhibit 6 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 6 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  e(2)         Distribution Agreement between the Registrant and First Data
               Distributors, Inc. dated February 26, 1998 is incorporated by reference to Exhibit 6(a) Post-Effective Amendment No. 15, filed
               April 28, 1998.

  e(3) Form of Amendment to Schedule A to the Distribution Agreement dated February 26, 1998 is incorporated by reference to Exhibit
               6(a) incorporated by reference to Exhibit 6(a) Post-Effective
               Amendment No. 16, filed June 30, 1998.

  f            Not applicable.

  g(1) Custodian Agreement as originally filed as Exhibit 8(a) with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 8 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  g(2)         Sub-Custodian Agreement between CoreStates Bank, N.A. and
               Barclays Bank PLC as filed as Exhibit 8(a)(1) to Post-Effective
               Amendment No. 6 to Registrant's Registration Statement on
               Form N-1A (File No. 33-52784), filed with the Securities and
               Exchange Commission on January 13, 1995.

  g(3)         Transfer Agency Agreement between the Registrant and Supervised
               Service Company as filed as Exhibit 8(c) to Post-Effective
               Amendment No. 4 to Registrant's Registration Statement on
               Form N-1A (File No. 33-52784) filed with the Securities and
               Exchange Commission on April 1, 1994.

  g(4)         Form of Amendment to Exhibit 1 the Transfer Agency and Services
               Agreement dated February 26, 1998 is incorporated by reference to
               Exhibit 8(c) Post-Effective Amendment No. 16, filed June 30,
               1998.

  g(5)         Custodian Agreement between the Registrant and The Chase
               Manhattan Bank to be filed by amendment.

  h(1) Transfer Agency and Services Agreement dated February 26, 1998 between the Registrant and First Data Investor Services Group,
               Inc. is incorporated by reference to Exhibit 8(b) Post-Effective
               Amendment No. 16, filed June 30, 1998.

  h(2) Administration Agreement as originally filed as Exhibit 5(a) with Registrant's Pre-Effective Amendment No. 1 filed on December 3,
               1992 and incorporated by reference to Exhibit 9 Post-Effective
               Amendment No. 11, filed April 29, 1997.

  h(3)         Consent to Assignment and Assumption (of the Administration
               Agreement) incorporated by reference to Exhibit 9(a), Post-Effective Amendment No. 12 to Registrant's Registration
               Statement on Form N-1A (File No. 33-52784), filed with the
               Securities and Exchange Commission on October 17, 1997.

  h(4) Shareholder Service Plan and Agreement between Rembrandt Funds and Rembrandt Financial Services Company dated August 4, 1997 incorporated by reference to Exhibit 9(b), Post-Effective
               Amendment No. 12 to Registrant's Registration Statement on
               Form N-1A (File No. 33-52784), filed with the Securities and
               Exchange Commission on October 17, 1997.

  h(5)         Administration Agreement between the Registrant and First Data
               Investor Services Group, Inc., is incorporated by reference to
               Exhibit 9(c) Post-Effective Amendment No. 15, filed April 28,
               1998.

  h(6)         Form of Shareholder Servicing Agent Agreement between the
               Registrant and First Data Distributors, Inc. is incorporated by reference to Exhibit 9(a) Post-Effective Amendment No. 16, filed
               June 30, 1998.

  h(7)         Shareholder Service Plan is incorporated by reference to Exhibit
               9(b) Post-Effective Amendment No. 16, filed June 30, 1998.

  h(8) Administration and Fund Accounting Agreement between the Registrant and ABN AMRO Fund Services, Inc., is incorporated by reference to Exhibit h(8) Post-Effective Amendment No. 17, filed
               March 1, 1999.

  h(9)         Sub-Administration and Fund Accounting Agreement between First
               Data Investor Services Group, Inc. and ABN AMRO Fund Services,
               Inc., is incorporated by reference to Exhibit h(9) Post-Effective
               Amendment No. 17, filed March 1, 1999.

  h(10)        Contractual Advisory Agreement between Registrant and ABN AMRO
               Asset Management (USA) Inc. dated March 30, 1999 is filed herewith.

  h(11)        Contractual Administrative Agreement between Registrant and ABN
               AMRO Fund Services, Inc. dated March 30, 1999 is filed herewith.

  i Opinion and Consent of Counsel as originally filed as Exhibit 10 with Registrant's Post-Effective Amendment No. 2 and incorporated by reference to Exhibit 10 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  j Consent of Independent Auditors, Ernst & Young LLP, is filed herewith.

  k            Not applicable.

  l            Not applicable.

  m(1)         Distribution Plan - Investor Class as originally filed as Exhibit
               15 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 15 Post-Effective Amendment
               No. 11, filed April 29, 1997.

  m(2)         Distribution Plan - Investor Class between the Registrant and
               First Data Distributors, Inc. as of February 26, 1998 is incorporated by reference to Exhibit 15(a) Post-Effective
               Amendment No. 15, filed April 26, 1998.

  m(3)         Form of Purchase Agreement between the Registrant and First Data
               Distributors, Inc. is incorporated by reference to Exhibit 13
               Post-Effective Amendment No. 16, filed June 30, 1998.

  n            Financial Data Schedules are filed herewith.

  o Rule 18f-3 Plan as originally filed as Exhibit 18 with Registrant's Post-Effective Amendment No. 8 and incorporated by reference to Exhibit 18 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  p            Powers of Attorney are incorporated by reference to Exhibit 24
               Post-Effective Amendment No. 13, filed April 16, 1998.

Item 24. Persons Controlled by or under Common Control with Registrant:

     See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships.

Item 25. Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisor.

Name and Position             Name of Other                                Connection with
with Investment Advisor       Company                                      Other Company
-----------------------       -------                                      -------------
John M. Kramer                ABN AMRO Incorporated                        Secretary, General Counsel
Director                                                                       Senior Vice President
                              ABN AMRO Capital Markets Holding, Inc.       Secretary
                              ABN AMRO Acceptance Corporation              Director & Secretary
                              ABN AMRO Commodity Finance, Inc.             Director & Secretary
                              ABN AMRO Funding Corporation                 Secretary
                              ABN AMRO Funds Services, Inc.                Director
                              ABN AMRO Mezzanine Management, Inc.          Director & Secretary
                              ABN AMRO Mezzanine Management II, Inc.       Director & Secretary
                              ABN AMRO Mortgage Corporation                Secretary
                              ABN AMRO Sage Corporation                    Secretary
                              Bluestone Private Equity Management, Inc.    Director & Secretary
                              Jackson LaSalle Investment Services, Inc.    Director & Secretary

Wilbert Thiel                 ABN AMRO Incorporated                        President, CEO
Director                                                                   Director
                              Securities Industry Association              Director
                              SIA-Central States District
                               Executive Committee                         Chairman
                              Lutheran Social Services of Illinois         Director & Officer
                              Chicago Area Council of the Boy Scouts
                               of America                                  Director

Dexter Tong                   ABN AMRO Incorporated                        Senior Vice President
Treasurer

Jon T. Ender                  None
Executive Vice President

Richard A. Frodsham           None
Executive Vice President

Dennis P. Sheehan             None
Executive Vice President

Johannes N.A. Specker         ABN AMRO Bank N.V.                           Senior Vice President
Group Senior Vice President

George J. Baxter              None
Senior Vice President

Gregory D. Boal               LaSalle National Bank                        Vice President
Senior Vice President

Lawrence J. Brottman          None
Senior Vice President

Name and Position             Name of                                          Connection with
with Investment Advisor       Other Company                                    Other Company
-----------------------       -------------                                    ---------------
Edwin M. Bruere               None
Senior Vice President

A. Wade Buckles               LaSalle National Bank                            First Vice President &
Senior Vice President                                                           Assistant Secretary

Brian L. Burda                None
Senior Vice President

Richard C. Butler             None
Senior Vice President

Annette C. Calderwood         None
Senior Vice President

Jac A. Cerney                 LaSalle National Bank                            Vice President &
Senior Vice President                                                           Assistant Secretary

A. Keith Dibble               LaSalle National Bank                            Vice President &
Senior Vice President                                                           Assistant Secretary

Nancy J. Holland              None
Senior Vice President

Mark Karstrom                 LaSalle National Bank                            Vice President &
Senior Vice President                                                           Assistant Secretary

Steven P. Klimkowski          None
Senior Vice President

Susan E. Lorsch               None
Senior Vice President

Kathryn L. Martin             None
Senior Vice President

George S. McElroy, Jr.        None
Senior Vice President

Thomas F. McGrath             LaSalle National Bank                            Senior Vice President &
Senior Vice President                                                           Assistant Secretary

Scott Moore                   None
Senior Vice President

Mark T. Morgan                LaSalle National Bank                            Assistant Vice President &
Senior Vice President                                                           Assistant Secretary

Steve Smith                   None
Senior Vice President


Name and Position             Name of Other                                    Connection with
with Investment Advisor       Company                                          Other Company
-----------------------       -------                                          -------------

Daniel Strumphler             None
Senior Vice President

Karen L. Van Cleave           LaSalle National Bank                            Vice President &
Senior Vice President                                                           Assistant Secretary

Michael Wasson                None
Senior Vice President

Peter Williams                None
Senior Vice President

Todd Youngberg                None
Senior Vice President

James J. Baudendistel         None
Vice President

Alisa L. Castillo             None
Vice President

Michael T. Castino            None
Vice President

Brett M. Detterbeck           None
Vice President

Martin L. Eisenberg           ABN AMRO Bank N.V.                               Vice President
Vice President                ABN AMRO Capital Markets Holding, Inc.           Vice President
                              ABN AMRO Incorporated                            Vice President
                              ABN AMRO Mortgage Corp.                          Vice President
                              Netherlands Trading Society East, Inc.           Vice President
                              Pine Tree Capital Holdings, Inc.                 Vice President
                              AMRO Securities, Inc.                            Vice President
                              ABN AMRO North America Finance, Inc.             Vice President
                              DBI Holdings, Inc.                               Vice President
                              ABN AMRO North America, Inc.                     Senior Vice President
                              ABN AMRO Resource Management, Inc.               Vice President
                              Danic Asset Management Corp.                     Vice President
                              National Asset Management                        Vice President
                              SFH, Inc.                                        Vice President
                              ABN AMRO Acceptance Corp.                        Vice President
                              ABN AMRO Credit Corp.                            Vice President
                              ABN AMRO Investment Services, Inc.               Vice President
                              ABN AMRO Leasing, Inc.                           Vice President
                              Cragin Financial Corp.                           Vice President
                              Cragin Service Corp.                             Vice President
                              Cumberland & Higgins, Inc.                       Vice President
                              LaSalle Bank, F.S.B.                             Vice President
                              Lease Plan Illinois, Inc.                        Vice President



Name and Position             Name of Other                                    Connection with
with Investment Advisor       Company                                          Other Company
-----------------------       -------                                          -------------


                              LaSalle Financial Services, Inc.                 Vice President
                              LaSalle Home Mortgage Corporation                Vice President
                              LaSalle National Corporation                     Vice President
                              ABN AMRO Capital (USA) Inc.                      Vice President
                              Lease Plan North America, Inc.                   Vice President
                              ABN AMRO Information Technology                  Vice President
                               Services Company
                              Lisle Corporation                                Vice President
                              ABN AMRO Services Company, Inc.                  Vice President
                              LaSalle Bank National Association                Vice President
                              LaSalle National Bancorp, Inc.                   Vice President
                              Amsterdam Pacific Corporation                    Vice President
                              LaSalle Trade Services Limited                   Vice President
                              CNBC Bancorp, Inc.                               Vice President
                              ChiCorp. Commodity Finance, Inc.                 Vice President
                              ChiCorp. Commodities, Inc.                       Vice President
                              Bluestone Private Equity Management, Inc.        Vice President
                              Columbia Financial Services, Inc.                Vice President
                              CNBC Development Corporation                     Vice President
                              CNBC Investment Corporation                      Vice President
                              CNBC Leasing Corporation                         Vice President
                              Sky Mortgage Company                             Vice President
                              Sky Finance Company                              Vice President
                              CNB Property Corporation                         Vice President
                              Union Realty Mortgage Co., Inc.                  Vice President
                              ABN AMRO Fund Services                           Vice President
                              LaSalle National Bank                            Vice President
                              LaSalle Distributors, Inc.                       Vice President
                              LaSalle Community Development Corporation        Vice President
                              Rob-Wal Investment Co.                           Vice President
                              ENB Realty Co., Inc.                             Vice President
                              LaSalle Trade Services Corporation               Vice President
                              LaSalle National Leasing Corporation             Vice President
                              LaSalle Business Credit, Inc.                    Vice President
                              European American Bank                           Vice President
                              Cityspire Realty Corp.                           Vice President
                              EA Debt Corp.                                    Vice President
                              EA Land Corp.                                    Vice President
                              EAB Land Company, Inc.                           Vice President
                              EAB Mortgage Company, Inc.                       Vice President
                              EAB Realty Corp.                                 Vice President
                              EAB Realty of Florida, Inc.                      Vice President
                              EAB Securities, Inc.                             Vice President
                              Ashland Properties, Inc.                         Vice President
                              Discount Brokers International, Inc.             Vice President
                              Kany Long Island City Corp.                      Vice President
                              Cragin Service Development Corp.                 Vice President
                              Wasco Funding Corp.                              Vice President
                              Island Abodes Corp.                              Vice President
                              Lyric Holdings, Inc.                             Vice President




Name and Position             Name of Other                                    Connection with
with Investment Advisor       Company                                          Other Company
-----------------------       -------                                          -------------

                              EAB Credit Corp.                                 Vice President
                              ORE Realty Inc.                                  Vice President
                              Texas Holdings, Inc.                             Vice President
                              Twelve Polo Realty Inc.                          Vice President
                              Vail at North Salem Inc.                         Vice President
                              81 Lee Avenue Corp.                              Vice President
                              169 East Flagler Corp.                           Vice President
                              EAB Plaza, Inc.                                  Vice President
                              117 Seaman Realty, Inc.                          Vice President
                              Garden City Marble Corp.                         Vice President
                              Huntington Bay Development Corp.                 Vice President
                              Plaza Homes Inc. (Metrofund)                     Vice President
                              LSR Realty Inc.                                  Vice President
                              Beckman Hospitality Corp.                        Vice President
                              Bennett 143 Corp.                                Vice President
                              Birch Locust Valley Corp.                        Vice President
                              Broadhollow 532 Melville Corporation             Vice President
                              Colony at Sayerville, Corp.                      Vice President
                              Corners Estate at Hauppauge Inc.                 Vice President
                              Corona 114 Apartments Inc.                       Vice President
                              Country Knolls at Manorville Inc.                Vice President
                              Cove Townhouses at Southold Inc.                 Vice President
                              Crystal Domiciles Inc.                           Vice President
                              Eastern Shores at Northampton Corp.              Vice President
                              Forestwood at North Hills Inc.                  Vice President
                              Garden State Convention Center at Somerest
                               County, Inc.                                    Vice President
                              Half Acre on 347 at Nesoonsat Inc.               Vice President
                              Horse Race Lane at Nissequogue Inc.              Vice President
                              Jericho 969 Turnpike Inc.                        Vice President
                              Fairfield Avenue Corp.                           Vice President
                              Amsterdam Development Corp.                      Vice President
                              Brownstone Apts. Inc.                            Vice President
                              Central Cedarhurst Corp.                         Vice President
                              GSC Land Corp.                                   Vice President
                              East 91st Street Development Corp.               Vice President
                              East 92nd Street Development Corp.               Vice President
                              LLPA Corporation                                 Vice President
                              Lake Front Land Corp                             Vice President
                              Lattingtown Mansion, Inc.                        Vice President
                              Lowell Acquisition Corp.                         Vice President
                              Ludlow Development Corp.                         Vice President
                              Maspeth 56-25 58th Street Corp.                  Vice President
                              Metro Case Corp.                                 Vice President
                              Montauk Hospitality Corp.                        Vice President
                              Montauk YC Corp.                                 Vice President
                              Moreland Hauppauge Corp.                         Vice President
                              North Hills Links Corp.                          Vice President
                              Parkway Plaza 1400 Corp.                         Vice President
                              Plaza Boulevard Equities Corp.                   Vice President



Name and Position             Name of Other                                    Connection with
with Investment Advisor       Company                                          Other Company
-----------------------       -------                                          -------------
                              Plaza Boulevard Properties Corp.                 Vice President
                              Plaza Uniondale Properties, Inc.                 Vice President
                              Remington Ronkonkoma Corp.                       Vice President
                              Rendezvous Realty Corp.                          Vice President
                              SE at Commack Inc.                               Vice President
                              SE at Commack II Inc.                            Vice President
                              SE at Commack III Inc.                           Vice President
                              SE at Commack IV Inc.                            Vice President
                              Scholar Estates at Commack Inc.                  Vice President
                              Seaman Shares at Inwood Corp.                    Vice President
                              Showcase Estates at Dix Hills Inc.               Vice President
                              Southampton Settlers Corporation                 Vice President
                              Southeast Ridgefield Land Corp.                  Vice President
                              Steinway 18-50 Astoria Corp.                     Vice President
                              Sterling DTVA Corp.                              Vice President
                              T E at Dix Hills Inc.                            Vice President
                              T E at Dix Hills II Inc.                         Vice President
                              T E at Dix Hills III Inc.                        Vice President
                              Thornwood Estates at Dix Hills Inc.              Vice President
                              W.M. Seaman at Inwood Corp.                      Vice President
                              Welcome Center at Manorville Inc.                Vice President
                              West End 700 Inc.                                Vice President
                              Westminster Downs at Dix Hills, Inc.             Vice President
                              Westwood Hills at Middletown, Inc.               Vice President
                              Ziegfeld Villas Corp.                            Vice President
                              41 East Sunrise Highway Corporation              Vice President
                              55 Commerce, Inc.                                Vice President
                               (Sold to EMI 1/20/92)
                              Seventh Street Development Corp.                 Vice President
                              Fourteenth Street Development Corp.              Vice President
                              West 51st Street Development Corp.               Vice President
                              West 73rd Street Development Corp.               Vice President
                              Lemark Land in Setauket, Inc.                    Vice President
                              Ludlow Street Development Corp.                  Vice President
                              Milestone Square Corp.                           Vice President
                              Oceanside 35-05 Hampton Road Inc.                Vice President
                              Oceanside 35-39 Hampton Road Inc.                Vice President
                              Sangeo 709 Merrick Road Corp.                    Vice President
                              Sherwood Plaza Corp.                             Vice President
                              Syosset 240 Jericho, Inc.                        Vice President

Nancy A. Ellefson             LaSalle National Bank                            Assistant Vice President &
Vice President                                                                  Assistant Secretary

Frank Germack                 None
Vice President

Frank J. Haggerty             None
Vice President


Name and Position                                                    Connection with
with Investment Advisor    Name of Other Company                     Other Company
-----------------------    --------------------------------------    ---------------
Ann H. Heffron             None
Vice President

Brian R. Keeley            None
Vice President

Tom Lennox                 None
Vice President

Phillip P. Mierzwa         LaSalle National Bank                     Trust Officer &
Vice President                                                        Assistant Secretary

Kurt Moeller               None
Vice President

Michelle Montgomery        None
Vice President

Mary E. Ras                None
Vice President

Kenneth Tyszko             None
Vice President

Bridget Vogenthaler        None
Vice President

Ann Weis                   None
Vice President

Robert Bennett             None
Assistant Vice President

Christine Dragon           None
Assistant Vice President

Anthony P. Ford            None
Assistant Vice President

Timothy Kelly              None
Assistant Vice President

Laurie Lynch               None
Assistant Vice President

Alan Mason                 LaSalle National Bank                     Trust Officer &
Assistant Vice President                                              Assistant Secretary

Kathleen McClure           None
Assistant Vice President

Name and Position                                                     Connection with
with Investment Advisor    Name of Other Company                      Other Company
-----------------------    --------------------------------------     ---------------
Patrick O'Hare             None
Assistant Vice President

Shelly Paulger             None
Assistant Vice President

Marc Peirce                None
Assistant Vice President

Monica Kim Phillips        None
Assistant Vice President

Marcia Roth                None
Assistant Vice President

Susan M. Wiemeler          None
Assistant Vice President

Edmund Zelko               None
Assistant Vice President

Wiepke Postna              ABN AMRO NSM International Funds
Portfolio Manager           Management B.V.                          Director
                           ABN AMRO Bank N.V.                        Vice President

Jaap Bettink               ABN AMRO Bank N.V.                        Portfolio Manager
Portfolio Manager

Willem Ploeger             ABN AMRO Bank N.V.                        Portfolio Manager
Portfolio Manager

Theo Maas                  ABN AMRO Bank N.V.                        Portfolio Manager
Portfolio Manager

A.A. Pals-de Groot         ABN AMRO Bank N.V.                        Portfolio Manager
Portfolio Manager

Edward Moolenburgh         ABN AMRO Bank N.V.                        Portfolio Manager
Portfolio Manager

Luigi Leo                  ABN AMRO Bank N.V.                        Portfolio Manager
Portfolio Manager

Edward Niehoff             ABN AMRO Bank N.V.                        Vice President
Portfolio Manager                                                     Portfolio Manager

Theodoor Maters            ABN AMRO Bank N.V.                        Portfolio Manager
Portfolio Manager

Wouter Wesland             ABN AMRO NSM International Funds
Portfolio Manager           Management B.V.                          Portfolio Manager
                           ABN AMRO Bank N.V.                        Vice President
                                                                      Portfolio Manager

Chris Huys                 ABN AMRO Bank N.V.                        Vice President
Portfolio Manager                                                     Portfolio Manager

Catherina Hooyman          ABN AMRO Bank N.V.                        Portfolio Manager
Portfolio Manager

Kim Guan Ng                ABN AMRO NSM International Funds
Portfolio Manager           Management B.V.                          Portfolio Manager
                           ABN AMRO Asset Management (Asia) Ltd.     Managing Director
                                                                      Vice President

Chi Keung Leung            ABN AMRO Asset Management (Asia) Ltd.     Senior Portfolio Manager
Portfolio Manager                                                     Vice President

Lester Yiu-Cheong Poon     ABN AMRO Asset Management (Asia) Ltd.     Portfolio Manager
Portfolio Manager                                                     Vice President

Paritosh Thakore           ABN AMRO Asset Management (Asia) Ltd.     Portfolio Manager
Portfolio Manager                                                     Vice President

Hak Kau Lung               ABN AMRO Asset Management (Asia) Ltd.     Portfolio Manager
Portfolio Manager                                                     Vice President

Shing On Kwang             ABN AMRO Asset Management (Asia) Ltd.     Portfolio Manager
Portfolio Manager

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corporation, acts as Distributor for ABN AMRO Funds pursuant to a distribution agreement dated February 26, 1998. The Distributor also acts as underwriter for BT Insurance Funds Trust, Alleghany Funds, First Choice Funds Trust, Forward Funds, Inc., Galaxy Fund II, The Galaxy VIP Fund, IAA Trust Asset Allocation Fund, Inc., IAA Trust Growth Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., IBJ Funds Trust, ICM Series Trust, Light Index Fund, Inc., LKCM Funds, Matthews International Funds, McM Funds, Metropolitan West Funds, Panorama Trust, RWB/WPG U.S. Large Stock Fund, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Galaxy Fund, The Govett Funds, Inc., The Potomac Funds, The Stratton Funds, Inc., Tomorrow Funds Retirement Trust, Trainer, Wortham First Mutual Funds, Undiscovered Managers Funds, Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, Wilshire Target Funds, Inc., Worldwide Index Funds, WPG Growth Fund, WPG Growth and Income Fund and WPG Tudor Fund. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

(b)       The information required by this Item 27(b) with respect to each
First director, officer, or partner of Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (file no. 8-45467).

(c)       Not applicable.

Item 28.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained by the offices of:

     The Chase Manhattan Bank
     270 Park Avenue
     New York, New York  10017

     ABN AMRO Asset Management (USA) Inc.
     208 South LaSalle Street
     Chicago, Illinois  60604

     First Data Investor Services Group, Inc.
     101 Federal Street
     Boston, Massachusetts  02110

     First Data Investor Services Group, Inc.
     4400 Computer Drive
     Westborough, Massachusetts  01581

     First Data Investor Services Group, Inc.
     3200 Horizon Drive
     King of Prussia, Pennsylvania  19406



Item 29. There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings: None.

                                    NOTICE

A copy of the Agreement and Declaration of Trust for ABN AMRO Funds (formerly The Rembrandt Funds, The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                  Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to Registration Statement No. 33-52784 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts, on the 4th of May 1999.


                               ABN AMRO Funds

                               By: /s/Richard A. Frodsham
                                   ---------------------------------------------
                               Richard A. Frodsham
                                 Executive Vice President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


           *                      Trustee                     May 4, 1999
-----------------------
Arnold F. Brookstone

           *                      Trustee                     May 4, 1999
-----------------------
William T. Simpson

           *                      Trustee                     May 4, 1999
-----------------------
Robert Feitler

/s/Richard A. Frodsham            Executive Vice President    May 4, 1999
-----------------------
Richard A. Frodsham

/s/Michael C. Kardok              Treasurer                   May 4, 1999
-----------------------
Michael C. Kardok


*By: /s/Coleen D. Dinneen
     -------------------------------------
     Coleen D. Dinneen, Attorney-in-Fact

                                 EXHIBIT INDEX


h(10) Contractual Advisory Agreement between the Registrant and ABN AMRO Asset Management (USA) Inc., dated March 30, 1999 is filed herewith.

h(11) Contractual Administrative Agreement between the Registrant and ABN AMRO Fund Services, Inc., dated March 30, 1999 is filed herewith.

j      Consent of Independent Auditors, Ernst & Young LLP, is filed herewith.